AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Corporate Bonds–78.1%		Rate	Maturity	Face Amount	Value
Communication Services–3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	$1,000,000	$618,915
Comcast Corp. (Diversified Telecom. Svs.)		3.250%	11/01/2039	1,600,000	1,235,227
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	1,900,599
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	2,750,000	2,577,824
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	2,016,392
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	596,583
					8,945,540
Consumer Discretionary–2.6%
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,119,984
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,235,723
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	1,500,000	1,490,758
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	1,500,000	1,426,973
Sekisui House U.S., Inc. (Household Durables)		3.850%	01/15/2030	1,500,000	1,429,856
					6,703,294
Consumer Staples–3.2%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(a)	5.600%	01/15/2031	1,400,000	1,355,250
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,000,000	1,008,448
JBS N.V. / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. Holdings (Food Products)		6.375%	04/15/2066	900,000	883,136
Kellanova (Food Products)		4.500%	04/01/2046	2,000,000	1,698,133
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,322,440
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,828,249
					8,095,656
Energy–5.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,570,660
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,054,061
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	2,000,000	1,969,374
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	850,205
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,830,530
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,458,598
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	781,918
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	1,500,000	1,475,151
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	930,043
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	2,000,000	1,968,371
					14,888,911
Financials–41.6%
Antares Holdings LP (Capital Markets)	(a)	2.750%	01/15/2027	3,000,000	2,937,304
Apollo Debt Solutions BDC (Capital Markets)	(a)	5.200%	12/08/2028	1,500,000	1,481,381
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,517,517
Ares Capital Corp. (Capital Markets)		5.250%	04/12/2031	750,000	725,017
Ares Strategic Income Fund (Capital Markets)	(a)	5.550%	04/15/2031	2,000,000	1,915,955
Aviation Capital Group LLC (Financial Services)	(a)	4.250%	04/30/2029	2,000,000	1,970,844
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	1,250,000	1,192,533
Bank of America Corp. (Rate is fixed until 03/08/2032, then H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	926,295
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(b)	6.875%	10/27/2085	3,000,000	2,947,072
Barclays PLC (Rate is fixed until 02/24/2036, then SOFR + 151) (Banks)	(b)	5.207%	02/24/2037	1,500,000	1,451,679
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	2,500,000	2,542,734
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	4,500,000	4,364,003
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	2,000,000	1,959,545
BPCE SA (Rate is fixed until 01/13/2046, then SOFR + 211) (Banks)	(a)(b)	6.347%	01/13/2047	1,250,000	1,196,082
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(b)	6.500%	07/28/2086	2,000,000	1,954,946
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(b)	4.493%	09/11/2031	1,400,000	1,374,611
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,048,649
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(b)	4.914%	11/14/2036	1,250,000	1,215,018
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(b)	6.020%	01/24/2036	2,000,000	2,041,857
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(b)	5.299%	01/29/2036	1,000,000	990,997
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	2,500,000	2,504,421
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	2,750,000	2,687,780
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,014,869
Goldman Sachs BDC, Inc. (Capital Markets)		5.650%	09/09/2030	2,000,000	1,922,390
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, then SOFR + 142) (Capital Markets)	(b)	5.016%	10/23/2035	1,000,000	981,504
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.875%	01/31/2031	2,000,000	1,940,398
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	2,500,000	2,398,238
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	1,250,000	1,207,706
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(a)(b)	4.950%	06/01/2042	1,500,000	1,256,254
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	1,500,000	1,456,448
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	7.000%	07/15/2031	2,000,000	2,067,452

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	$1,500,000	$1,510,992
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	1,993,567
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(b)	5.850%	03/15/2056	2,000,000	1,962,984
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,806,243
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(b)	4.892%	10/22/2036	3,000,000	2,900,115
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(b)	5.297%	04/20/2037	2,500,000	2,493,918
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	1,500,000	1,454,599
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,503,721
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(b)	5.768%	02/15/2036	2,000,000	1,990,339
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,100,000	2,079,750
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(b)	4.500%	09/15/2047	3,000,000	2,926,221
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(b)	2.490%	01/06/2028	1,000,000	983,061
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	900,000	894,727
Stellantis Finance U.S., Inc. (Consumer Finance)	(a)	2.691%	09/15/2031	2,000,000	1,690,308
Stellantis Financial Services U.S. Corp. (Consumer Finance)	(a)	5.400%	09/15/2030	1,000,000	981,941
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,004,850
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(b)	6.000%	07/29/2036	2,000,000	1,972,646
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(b)	5.301%	02/27/2032	2,000,000	1,971,910
Toronto-Dominion Bank / The (Banks)		4.928%	10/15/2035	1,300,000	1,279,007
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(a)(b)	7.000%	Perpetual	1,250,000	1,208,401
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(a)(b)	7.000%	Perpetual	500,000	486,039
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(a)(b)	5.010%	03/23/2037	2,000,000	1,934,118
Unum Group (Insurance)		5.250%	12/15/2035	2,000,000	1,956,093
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	2,031,185
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,126,130
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	838,446
Westpac Banking Corp. (Rate is fixed until 11/23/2026, then USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	997,583
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	1,600,000	1,558,148
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(b)	4.704%	08/18/2028	3,000,000	2,973,290
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(b)	4.483%	02/09/2029	500,000	496,266
					106,198,097
Health Care–1.7%
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,623,466
Baxter International, Inc. (Health Care Equip. & Supplies)		5.650%	12/15/2035	2,000,000	1,953,248
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	1,250,000	819,259
					4,395,973
Industrials–0.8%
Boeing Co. / The (Aerospace & Defense)		6.858%	05/01/2054	1,000,000	1,100,575
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	825,000	825,686
					1,926,261
Information Technology–2.1%
Oracle Corp. (Software)		5.350%	05/04/2033	2,000,000	1,946,958
Oracle Corp. (Software)		5.200%	09/26/2035	1,000,000	937,995
Salesforce, Inc. (Software)		5.200%	03/15/2033	878,000	876,501
Salesforce, Inc. (Software)		5.550%	03/15/2036	1,578,000	1,573,091
					5,334,545
Materials–1.4%
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	1,000,000	977,781
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	625,320
Westlake Corp. (Chemicals)		6.375%	11/15/2055	2,000,000	1,970,640
					3,573,741
Real Estate–7.8%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	600,000	593,616
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	1,000,000	982,614
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	1,340,000	1,316,230
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	1,350,000	1,332,557
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,250,000	1,203,462
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	1,300,000	1,277,903
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	979,576
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	2,000,000	1,933,403
Phillips Edison Grocery Center Operating Partnership I LP (Retail REITs)		4.750%	03/15/2033	1,000,000	975,786
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	2,500,000	2,429,380
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	2,000,000	2,022,670
Store Capital LLC (Retail REITs)		5.400%	04/30/2030	2,000,000	2,009,210
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	983,134
Vornado Realty LP (Office REITs)		5.750%	02/01/2033	2,000,000	1,961,255
					20,000,796
Utilities–7.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	785,925
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	999,887
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,655,558
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,949,072

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	$1,000,000	$776,179
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,449,298
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,000,000	993,627
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	737,909
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	1,000,000	986,933
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	979,298
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,338,704
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	1,550,000	1,562,422
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(b)	7.125%	08/15/2056	750,000	708,509
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,107,850
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(b)	6.375%	04/01/2056	1,350,000	1,356,079
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(b)	5.750%	12/03/2056	1,000,000	976,178
					19,363,428
Total Corporate Bonds (Cost $209,564,182)					$199,426,242

Asset-Backed Securities–17.8%		Rate	Maturity	Face Amount	Value
Financials–15.7%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$2,000,000	$1,997,563
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	2,000,000	1,997,915
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	2,000,000	1,996,608
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	2,000,000	1,997,896
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	2,000,000	1,999,000
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	1,997,760
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	2,000,000	1,992,415
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	2,000,000	1,995,013
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	2,000,000	1,996,059
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	1,992,615
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	2,000,000	1,995,889
KKR Financial CLO 2013-1A A1R3	(a)	TSFR3M + 125	10/15/2038	2,000,000	1,998,000
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	2,000,000	1,995,000
Midocean Credit Clo XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	2,000,000	1,997,738
OHA Credit Funding 16-R Ltd. 2023-16RA A1	(a)	TSFR3M + 120	10/20/2038	2,000,000	1,997,907
Orion Clo 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	2,000,000	1,992,004
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	2,000,000	1,999,921
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	2,000,000	1,996,775
Trinitas CLO XXXVII Ltd. 2025-37A A1	(a)	TSFR3M + 122	01/22/2039	2,000,000	1,992,294
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	2,000,000	1,997,835
					39,926,207
Industrials–2.1%
American Airlines 2025-1 Class A Pass Through Trust		4.900%	05/11/2038	2,400,000	2,335,203
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,117,702	1,822,865
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,279,885	1,176,383
					5,334,451
Total Asset-Backed Securities (Cost $45,743,223)					$45,260,658

Preferred Securities–1.7%		Rate	Quantity	Value
Financials–1.7%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	2,000,000	$2,012,046
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(b)	6.250%	1,400,000	1,379,421
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(b)	6.125%	1,000,000	1,003,763
Total Preferred Securities (Cost $4,400,000)				$4,395,230

U.S. Treasury Obligations–0.6%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.000%	11/15/2035	$1,500,000	$1,463,203
Total U.S. Treasury Obligations (Cost $1,475,618)					$1,463,203
Total Investments – 98.2% (Cost $261,183,023)	(c)				$250,545,333
Other Assets in Excess of Liabilities – 1.8%	(d)				4,717,309
Net Assets – 100.0%					$255,262,642

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Abbreviations:
CLO:	Collateralized Loan Obligation
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 3/31/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.920% at 3/31/2026
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 3/31/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.682% at 3/31/2026
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.892% at 3/31/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2026, the value of these securities totaled $75,131,906, or 29.4% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2026.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $810,755 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	37	June 18, 2026	$4,204,708	$4,200,078	$(4,630)	$10,984
CBT U.S. Long Bond - Long	10	June 18, 2026	1,176,191	1,138,750	(37,441)	3,750
CBT U.S. Ultra Bond - Long	83	June 18, 2026	9,999,721	9,674,688	(325,033)	18,157
CBT 2-Year U.S. Treasury Note - Long	60	June 30, 2026	12,503,079	12,446,719	(56,362)	4,687
CBT 5-Year U.S. Treasury Note - Long	85	June 30, 2026	9,329,555	9,195,273	(134,282)	11,953
Total Futures Contracts			$37,213,254	$36,655,508	$(557,748)	$49,531
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–71.6%		Shares	Value
Communication Services–7.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)		28,727	$8,260,736
Alphabet, Inc. Class C (Interactive Media & Svs.)		21,743	6,237,197
AT&T, Inc. (Diversified Telecom. Svs.)		37,347	1,082,689
Comcast Corp. Class A (Diversified Telecom. Svs.)		27,915	801,440
Fox Corp. Class B (Media)		650	34,515
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		9,340	5,343,694
Netflix, Inc. (Entertainment)	(a)	21,242	2,042,418
Roku, Inc. (Entertainment)	(a)	4,456	421,627
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,210	831,475
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,528	740,986
Trade Desk, Inc. / The Class A (Media)	(a)	16,130	365,990
			26,162,767
Consumer Discretionary–7.5%
Amazon.com, Inc. (Broadline Retail)	(a)	52,020	10,834,205
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		268	1,128,366
BorgWarner, Inc. (Automobile Components)		12,106	656,872
Carnival Corp. (Hotels, Restaurants & Leisure)		14,504	375,364
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	29,240	935,972
Garmin Ltd. (Household Durables)		1,602	371,680
Home Depot, Inc. / The (Specialty Retail)		3,014	991,274
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,550	792,515
MercadoLibre, Inc. (Broadline Retail)	(a)	269	465,106
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	4,726	436,257
Tesla, Inc. (Automobiles)	(a)	10,814	4,020,104
TJX Cos., Inc. / The (Specialty Retail)		17,422	2,782,293
Toll Brothers, Inc. (Household Durables)		7,027	958,975
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	6,033	443,305
			25,192,288
Consumer Staples–3.4%
Altria Group, Inc. (Tobacco)		8,664	571,737
Coca-Cola Co. / The (Beverages)		17,815	1,354,831
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,496	3,483,519
General Mills, Inc. (Food Products)		14,722	547,953
Procter & Gamble Co. / The (Household Products)		17,801	2,571,177
Target Corp. (Consumer Staples Distribution & Retail)		3,141	380,689
Walmart, Inc. (Consumer Staples Distribution & Retail)		20,424	2,538,295
			11,448,201
Energy–2.7%
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,153	3,135,156
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		29,168	1,467,734
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,038	1,363,727
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		15,464	518,508
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,947	475,418
Phillips 66 (Oil, Gas & Consumable Fuels)		5,523	1,006,180
SLB Ltd. (Energy Equip. & Svs.)		8,563	440,053
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,281	563,589
			8,970,365
Financials–9.2%
American Express Co. (Consumer Finance)		1,894	572,897
Bank of America Corp. (Banks)		75,119	3,662,051
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	5,040	2,415,168
Capital One Financial Corp. (Consumer Finance)		4,433	808,712
Charles Schwab Corp. / The (Capital Markets)		23,691	2,226,480
Citigroup, Inc. (Banks)		9,416	1,067,869
CME Group, Inc. (Capital Markets)		2,212	653,314
Credicorp Ltd. (Banks)		1,686	571,858
Goldman Sachs Group, Inc. / The (Capital Markets)		1,684	1,424,647
Huntington Bancshares, Inc. (Banks)		28,073	439,342
Intercontinental Exchange, Inc. (Capital Markets)		6,042	950,286
JPMorgan Chase & Co. (Banks)		12,649	3,720,830
Mastercard, Inc. Class A (Financial Services)		3,924	1,960,666
MetLife, Inc. (Insurance)		7,429	525,379
Morgan Stanley (Capital Markets)		15,676	2,579,799
Progressive Corp. / The (Insurance)		5,732	1,136,312
Travelers Cos., Inc. / The (Insurance)		8,202	2,392,359

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Visa, Inc. (Financial Services)		10,866	$3,284,140
Wells Fargo & Co. (Banks)		10,587	842,831
			31,234,940
Health Care–6.6%
AbbVie, Inc. (Biotechnology)		9,172	1,994,818
Amgen, Inc. (Biotechnology)		3,109	1,093,902
Biogen, Inc. (Biotechnology)	(a)	2,910	533,490
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	16,273	1,021,131
Bristol-Myers Squibb Co. (Pharmaceuticals)		49,238	2,986,285
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,773	1,431,203
Eli Lilly & Co. (Pharmaceuticals)		3,006	2,764,829
Gilead Sciences, Inc. (Biotechnology)		6,670	929,598
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,823	862,716
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,716	791,059
Johnson & Johnson (Pharmaceuticals)		3,528	862,384
McKesson Corp. (Health Care Providers & Svs.)		991	857,572
Natera, Inc. (Biotechnology)	(a)	2,745	548,973
Pfizer, Inc. (Pharmaceuticals)		41,968	1,178,461
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,264	976,617
Stryker Corp. (Health Care Equip. & Supplies)		2,826	928,595
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,491	1,485,810
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,685	295,987
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	1,586	708,212
			22,251,642
Industrials–6.5%
3M Co. (Industrial Conglomerates)		19,737	2,866,405
Boeing Co. / The (Aerospace & Defense)	(a)	2,592	515,886
Caterpillar, Inc. (Machinery)		2,786	1,973,770
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,098	1,514,131
Copart, Inc. (Commercial Svs. & Supplies)	(a)	12,427	412,576
Eaton Corp. PLC (Electrical Equip.)		4,132	1,477,892
GE Vernova, Inc. (Electrical Equip.)		1,098	958,444
General Dynamics Corp. (Aerospace & Defense)		1,197	410,834
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		4,323	1,226,738
HEICO Corp. Class A (Aerospace & Defense)		1,499	316,424
Illinois Tool Works, Inc. (Machinery)		1,432	372,735
Leidos Holdings, Inc. (Professional Svs.)		2,679	416,638
Lockheed Martin Corp. (Aerospace & Defense)		1,933	1,168,286
Northrop Grumman Corp. (Aerospace & Defense)		949	647,446
Parker-Hannifin Corp. (Machinery)		3,152	2,821,797
Rockwell Automation, Inc. (Electrical Equip.)		1,040	373,235
RTX Corp. (Aerospace & Defense)		11,248	2,169,739
Trane Technologies PLC (Building Products)		2,095	873,070
Union Pacific Corp. (Ground Transportation)		4,654	1,129,153
United Rentals, Inc. (Trading Companies & Distributors)		484	352,623
			21,997,822
Information Technology–24.1%
Adobe, Inc. (Software)	(a)	4,437	1,078,546
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,676	1,561,529
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		8,355	1,055,654
Apple, Inc. (Tech. Hardware, Storage & Periph.)		74,236	18,840,354
Applied Materials, Inc. (Semiconductors & Equip.)		4,925	1,683,316
Arista Networks, Inc. (Communications Equip.)	(a)	4,665	572,769
Broadcom, Inc. (Semiconductors & Equip.)		22,222	6,877,931
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		2,719	446,269
Intel Corp. (Semiconductors & Equip.)	(a)	18,126	799,900
Lam Research Corp. (Semiconductors & Equip.)		11,010	2,352,397
Lumentum Holdings, Inc. (Communications Equip.)	(a)	466	327,486
Micron Technology, Inc. (Semiconductors & Equip.)		7,309	2,469,273
Microsoft Corp. (Software)		37,915	14,034,996
Motorola Solutions, Inc. (Communications Equip.)		3,272	1,419,950
NVIDIA Corp. (Semiconductors & Equip.)		122,292	21,327,725
Oracle Corp. (Software)		3,596	529,008
Palantir Technologies, Inc. Class A (Software)	(a)	6,891	1,008,015
QUALCOMM, Inc. (Semiconductors & Equip.)		6,765	871,197
Salesforce, Inc. (Software)		7,545	1,408,425
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	890	565,453

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		977	$382,749
ServiceNow, Inc. (Software)	(a)	2,795	292,217
Synopsys, Inc. (Software)	(a)	1,149	455,555
Texas Instruments, Inc. (Semiconductors & Equip.)		2,715	527,090
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2,163	585,070
			81,472,874
Materials–1.3%
Alcoa Corp. (Metals & Mining)		11,594	769,030
Freeport-McMoRan, Inc. (Metals & Mining)		25,048	1,472,321
LyondellBasell Industries N.V. Class A (Chemicals)		5,321	428,660
Newmont Corp. (Metals & Mining)		8,093	876,067
Solstice Advanced Materials, Inc. (Chemicals)		5,053	384,837
Vulcan Materials Co. (Construction Materials)		1,842	501,577
			4,432,492
Real Estate–1.0%
American Tower Corp. (Specialized REITs)		4,625	798,183
CubeSmart (Specialized REITs)		13,971	512,037
Equinix, Inc. (Specialized REITs)		399	391,116
Ventas, Inc. (Health Care REITs)		6,166	504,255
VICI Properties, Inc. (Specialized REITs)		45,878	1,253,387
			3,458,978
Utilities–1.6%
Ameren Corp. (Multi-Utilities)		4,842	532,233
Edison International (Electric Utilities)		11,178	818,006
NextEra Energy, Inc. (Electric Utilities)		5,925	550,314
PG&E Corp. (Electric Utilities)		33,507	588,718
Pinnacle West Capital Corp. (Electric Utilities)		4,915	495,186
Portland General Electric Co. (Electric Utilities)		7,994	421,843
Vistra Corp. (Ind. Power & Renewable Elec.)		4,793	720,532
WEC Energy Group, Inc. (Multi-Utilities)		9,593	1,110,582
			5,237,414
Total Common Stocks (Cost $181,377,306)			$241,859,783

Corporate Bonds–24.7%		Rate	Maturity	Face Amount	Value
Communication Services–1.3%
Comcast Corp. (Diversified Telecom. Svs.)		3.250%	11/01/2039	$1,000,000	$772,017
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	760,240
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	1,250,000	1,171,738
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	1,008,196
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	596,583
					4,308,774
Consumer Discretionary–0.5%
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	617,862
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	500,000	496,919
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	600,000	570,789
					1,685,570
Consumer Staples–0.5%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(b)	5.600%	01/15/2031	600,000	580,821
JBS N.V. / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. Holdings (Food Products)		6.375%	04/15/2066	400,000	392,505
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	881,627
					1,854,953
Energy–1.6%
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,027,031
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	984,687
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,000,000	1,016,961
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	700,000	680,679
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	737,576
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	1,000,000	984,185
					5,431,119

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–13.0%
Antares Holdings LP (Capital Markets)	(b)	2.750%	01/15/2027	$1,000,000	$979,101
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,011,678
Ares Capital Corp. (Capital Markets)		5.250%	04/12/2031	375,000	362,509
Ares Strategic Income Fund (Capital Markets)	(b)	5.550%	04/15/2031	1,000,000	957,977
Aviation Capital Group LLC (Financial Services)	(b)	4.250%	04/30/2029	1,000,000	985,422
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	750,000	715,520
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(c)	6.875%	10/27/2085	1,500,000	1,473,536
Barclays PLC (Rate is fixed until 02/24/2036, then SOFR + 151) (Banks)	(c)	5.207%	02/24/2037	1,000,000	967,786
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	1,000,000	1,017,094
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	1,000,000	979,772
BPCE SA (Rate is fixed until 01/13/2046, then SOFR + 211) (Banks)	(b)(c)	6.347%	01/13/2047	750,000	717,649
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,100,000	1,075,220
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(c)	4.493%	09/11/2031	600,000	589,119
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,024,325
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(c)	4.914%	11/14/2036	500,000	486,007
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(c)	5.299%	01/29/2036	750,000	743,248
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(c)	5.332%	08/25/2033	1,000,000	1,001,768
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(c)	5.600%	09/05/2035	1,000,000	977,375
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,014,869
Goldman Sachs Private Credit Corp. (Capital Markets)	(b)	5.875%	01/31/2031	1,000,000	970,199
HPS Corporate Lending Fund (Capital Markets)	(b)	5.650%	04/02/2031	1,375,000	1,319,031
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	500,000	483,082
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(b)(c)	4.950%	06/01/2042	500,000	418,751
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(c)	4.810%	10/22/2036	200,000	194,193
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(b)	7.000%	07/15/2031	1,000,000	1,033,726
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(c)	5.400%	07/30/2035	1,000,000	996,784
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	1,000,000	981,492
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	900,000	903,121
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(c)	4.892%	10/22/2036	1,000,000	966,705
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(c)	5.297%	04/20/2037	1,000,000	997,567
MSD Investment Corp. (Capital Markets)	(b)	6.125%	02/05/2031	500,000	484,866
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,002,481
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(c)	5.768%	02/15/2036	1,000,000	995,169
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(c)	5.957%	01/15/2036	900,000	891,321
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	700,000	682,785
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(c)	2.490%	01/06/2028	1,000,000	983,061
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	600,000	596,485
Stellantis Finance U.S., Inc. (Consumer Finance)	(b)	2.691%	09/15/2031	1,000,000	845,154
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(c)	6.000%	07/29/2036	1,000,000	986,323
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(c)	5.301%	02/27/2032	1,000,000	985,955
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(c)	6.350%	10/31/2085	1,000,000	983,883
Truist Bank (Rate is fixed until 09/17/2029, then H15T5Y + 115) (Banks)	(c)	4.632%	09/17/2029	1,000,000	991,417
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(b)(c)	7.000%	Perpetual	750,000	725,040
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(b)(c)	7.000%	Perpetual	500,000	486,039
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(b)(c)	5.010%	03/23/2037	1,000,000	967,059
Unum Group (Insurance)		5.250%	12/15/2035	1,000,000	978,047
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(c)	5.784%	09/11/2035	1,000,000	1,015,593
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	750,753
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	779,074
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(c)	4.704%	08/18/2028	1,000,000	991,097
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(c)	4.483%	02/09/2029	500,000	496,267
					43,962,495
Health Care–0.3%
Baxter International, Inc. (Health Care Equip. & Supplies)		5.650%	12/15/2035	500,000	488,312
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	750,000	491,555
					979,867
Industrials–0.2%
Boeing Co. / The (Aerospace & Defense)		6.858%	05/01/2054	400,000	440,230
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	375,000	375,312
					815,542
Information Technology–0.9%
Oracle Corp. (Software)		5.350%	05/04/2033	1,000,000	973,479
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	886,756

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Salesforce, Inc. (Software)		5.200%	03/15/2033	$637,000	$635,912
Salesforce, Inc. (Software)		5.550%	03/15/2036	637,000	635,019
					3,131,166
Materials–0.3%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	400,000	416,880
Westlake Corp. (Chemicals)		6.375%	11/15/2055	500,000	492,660
					909,540
Real Estate–2.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	400,000	395,744
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	400,000	393,045
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	660,000	648,292
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	650,000	641,602
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,000,000	962,770
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	700,000	688,102
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	1,000,000	966,701
Phillips Edison Grocery Center Operating Partnership I LP (Retail REITs)		4.750%	03/15/2033	1,000,000	975,786
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,000,000	971,752
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	1,000,000	1,011,335
Store Capital LLC (Retail REITs)		5.400%	04/30/2030	1,000,000	1,004,605
					8,659,734
Utilities–3.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	785,925
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	740,109
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	827,779
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	974,536
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	776,179
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	979,719
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(c)	6.000%	02/15/2056	500,000	496,814
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	737,909
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	674,317
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(c)	6.100%	06/15/2056	500,000	493,466
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	669,352
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	650,000	655,209
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	750,000	708,509
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	738,567
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(c)	6.375%	04/01/2056	650,000	652,927
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(c)	5.750%	12/03/2056	1,000,000	976,178
					11,887,495
Total Corporate Bonds (Cost $88,598,476)					$83,626,255

Asset-Backed Securities–0.9%	Rate	Maturity	Face Amount	Value
Industrials–0.9%
American Airlines 2025-1 Class A Pass Through Trust	4.900%	05/11/2038	$600,000	$583,801
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	1,411,801	1,215,243
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,279,885	1,176,383
Total Asset-Backed Securities (Cost $3,237,322)				$2,975,427

Preferred Securities–0.8%		Rate	Quantity	Value
Financials–0.8%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(c)	6.250%	1,000,000	$1,006,023
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(c)	6.250%	600,000	591,180
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,003,764
Total Preferred Securities (Cost $2,600,000)				$2,600,967
Total Investments – 98.0% (Cost $275,813,104)	(d)			$331,062,432
Other Assets in Excess of Liabilities – 2.0%	(e)			6,601,729
Net Assets – 100.0%				$337,664,161

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Abbreviations:
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 3/31/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.920% at 3/31/2026
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 3/31/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.682% at 3/31/2026
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.892% at 3/31/2026

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2026, the value of these securities totaled $13,023,267, or 3.9% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2026.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $323,834 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Long	9	June 18, 2026	$1,058,572	$1,024,875	$(33,697)	$3,375
CBT U.S. Ultra Bond - Long	20	June 18, 2026	2,409,570	2,331,250	(78,320)	4,375
CME E-mini S&P 500 Index - Long	10	June 18, 2026	3,333,278	3,285,375	(47,903)	91,250
CBT 2-Year U.S. Treasury Note - Long	20	June 30, 2026	4,179,100	4,148,906	(30,196)	1,562
			$10,980,520	$10,790,406	$(190,116)	$100,562
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	40	June 18, 2026	$(4,479,615)	$(4,441,875)	$37,740	$(9,375)
CBT 10-Year U.S. Ultra Bond - Short	28	June 18, 2026	(3,249,262)	(3,178,438)	70,824	(8,313)
			$(7,728,877)	$(7,620,313)	$108,564	$(17,688)
Total Futures Contracts			$3,251,643	$3,170,093	$(81,552)	$82,874
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–96.1%		Shares	Value
Japan–22.8%
Advantest Corp. (Information Technology)	(a)	16,700	$2,259,438
Aeon Co. Ltd. (Consumer Staples)	(a)	5,000	59,678
ANA Holdings, Inc. (Industrials)	(a)	5,000	88,901
Asahi Intecc Co. Ltd. (Health Care)	(a)	7,300	155,740
Asahi Kasei Corp. (Materials)	(a)	2,200	21,303
Astellas Pharma, Inc. (Health Care)	(a)	17,900	292,253
Bridgestone Corp. (Consumer Discretionary)	(a)	9,100	188,879
Canon, Inc. (Information Technology)	(a)	19,900	554,207
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	1,900	105,124
Dai Nippon Printing Co. Ltd. (Industrials)	(a)	3,200	58,110
Daifuku Co. Ltd. (Industrials)	(a)	4,800	167,699
Dai-ichi Life Group, Inc. (Financials)	(a)	56,600	517,215
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	43,300	763,399
Daikin Industries Ltd. (Industrials)	(a)	6,600	800,685
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	75,700	2,366,350
Daiwa Securities Group, Inc. (Financials)	(a)	22,700	213,519
Denso Corp. (Consumer Discretionary)	(a)	83,700	1,039,226
ENEOS Holdings, Inc. (Energy)	(a)	350,400	3,126,925
FANUC Corp. (Industrials)	(a)	9,700	337,845
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	800	318,410
Fujitsu Ltd. (Information Technology)	(a)	121,800	2,475,289
Hitachi Ltd. (Industrials)	(a)	121,600	3,553,836
Horiba Ltd. (Information Technology)	(a)	3,700	431,633
Hoya Corp. (Health Care)	(a)	900	155,246
ITOCHU Corp. (Industrials)	(a)	8,400	106,768
Japan Post Bank Co. Ltd. (Financials)	(a)	28,300	465,596
Japan Post Holdings Co. Ltd. (Financials)	(a)	33,000	378,597
Japan Post Insurance Co. Ltd. (Financials)	(a)	5,100	51,524
Japan Tobacco, Inc. (Consumer Staples)	(a)	23,100	886,358
Kajima Corp. (Industrials)	(a)	10,200	387,478
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	21,500	354,136
Kao Corp. (Consumer Staples)	(a)	9,400	367,306
Kawasaki Kisen Kaisha Ltd. (Industrials)	(a)	3,100	52,189
KDDI Corp. (Communication Services)	(a)	12,700	217,486
Kioxia Holdings Corp. (Information Technology)	(a)(b)	1,500	190,689
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	10,300	163,878
Kobe Bussan Co. Ltd. (Consumer Staples)	(a)	17,700	384,712
LY Corp. (Communication Services)	(a)	62,700	151,963
Mitsubishi Corp. (Industrials)	(a)	17,000	583,801
Mitsubishi Electric Corp. (Industrials)	(a)	56,400	1,841,882
Mitsubishi HC Capital, Inc. (Financials)	(a)	15,500	138,482
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	84,900	2,316,017
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	178,300	3,012,497
Mitsui & Co. Ltd. (Industrials)	(a)	29,000	1,116,508
Mitsui Chemicals, Inc. (Materials)	(a)	6,200	73,903
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	134,300	1,421,506
Mizuho Financial Group, Inc. (Financials)	(a)	39,400	1,572,645
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	20,800	544,325
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	113,200	2,538,025
NEC Corp. (Information Technology)	(a)	88,600	2,207,348
NGK Corp. (Industrials)	(a)	26,800	694,909
Nintendo Co. Ltd. (Communication Services)	(a)	300	17,118
Nitto Denko Corp. (Materials)	(a)	26,700	534,189
Nomura Holdings, Inc. (Financials)	(a)	47,400	374,915
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	36,500	234,892
Nomura Research Institute Ltd. (Information Technology)	(a)	1,700	47,103
Obayashi Corp. (Industrials)	(a)	48,700	1,172,795
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	105,400	1,684,211
ORIX Corp. (Financials)	(a)	18,700	560,251
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	267,000	1,637,838
Common Stocks (Continued)		Shares	Value
Japan (continued)
Recruit Holdings Co. Ltd. (Industrials)	(a)	48,800	$2,111,133
Resona Holdings, Inc. (Financials)	(a)	32,900	366,077
Secom Co. Ltd. (Industrials)	(a)	9,400	360,935
Shimizu Corp. (Industrials)	(a)	39,800	717,473
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	17,300	703,895
Skylark Holdings Co. Ltd. (Consumer Discretionary)	(a)	2,100	45,380
SoftBank Corp. (Communication Services)	(a)	470,000	627,236
SoftBank Group Corp. (Communication Services)	(a)	44,200	1,062,309
Sompo Holdings, Inc. (Financials)	(a)	14,300	558,749
Sony Group Corp. (Consumer Discretionary)	(a)	206,400	4,257,278
Sumitomo Chemical Co. Ltd. (Materials)	(a)	476,100	1,536,478
Sumitomo Electric Industries Ltd. (Consumer Discretionary)	(a)	11,900	666,343
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	74,400	2,452,495
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	50,900	1,619,788
Suzuki Motor Corp. (Consumer Discretionary)	(a)	60,100	720,056
Sysmex Corp. (Health Care)	(a)	26,800	233,639
T&D Holdings, Inc. (Financials)	(a)	7,400	188,080
Taisei Corp. (Industrials)	(a)	4,100	428,178
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	19,200	708,304
TDK Corp. (Information Technology)	(a)	42,200	547,144
Terumo Corp. (Health Care)	(a)	89,900	1,203,732
Tokio Marine Holdings, Inc. (Financials)	(a)	29,100	1,358,906
Tokyo Electron Ltd. (Information Technology)	(a)	15,200	3,717,192
Tokyo Gas Co. Ltd. (Utilities)	(a)	4,400	207,754
Toyota Motor Corp. (Consumer Discretionary)	(a)	25,200	522,378
Trend Micro, Inc. (Information Technology)	(a)	5,900	197,026
Unicharm Corp. (Consumer Staples)	(a)	109,200	635,893
Yokohama Financial Group, Inc. (Financials)	(a)	14,200	126,243
			76,414,844
United Kingdom–15.4%
Admiral Group PLC (Financials)	(a)	4,332	182,754
Anglo American PLC (Materials)	(a)	7,696	326,963
AstraZeneca PLC (Health Care)	(a)	31,712	6,193,927
Aviva PLC (Financials)	(a)	3,730	29,711
BAE Systems PLC (Industrials)	(a)	99,793	2,904,873
Barclays PLC (Financials)	(a)	813,081	4,284,489
BP PLC (Energy)	(a)	256,392	2,021,032
British American Tobacco PLC (Consumer Staples)	(a)	11,207	652,816
Compass Group PLC (Consumer Discretionary)	(a)	31,661	879,661
GSK PLC (Health Care)	(a)	80,405	2,205,096
Halma PLC (Information Technology)	(a)	15,068	765,522
HSBC Holdings PLC (Financials)	(a)	275,903	4,514,664
IG Group Holdings PLC (Financials)	(a)	22,415	422,784
Imperial Brands PLC (Consumer Staples)	(a)	65,564	2,668,419
InterContinental Hotels Group PLC (Consumer Discretionary)	(a)	6,630	873,184
Intertek Group PLC (Industrials)	(a)	25,639	1,250,078
J Sainsbury PLC (Consumer Staples)	(a)	195,487	877,861
Lloyds Banking Group PLC (Financials)	(a)	1,325,338	1,638,057
NatWest Group PLC (Financials)	(a)	233,943	1,735,870
Next PLC (Consumer Discretionary)	(a)	8,495	1,432,582
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	2,746	186,351
Rio Tinto PLC (Materials)	(a)	8,370	778,007
Rolls-Royce Holdings PLC (Industrials)	(a)	153,080	2,337,677
Sage Group PLC / The (Information Technology)	(a)	138,680	1,548,875
Shell PLC (Energy)	(a)	97,846	4,569,098
Smiths Group PLC (Industrials)	(a)	52,947	1,612,658
Standard Chartered PLC (Financials)	(a)	7,462	154,970
Tesco PLC (Consumer Staples)	(a)	137,630	867,803

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Unilever PLC (Consumer Staples)	(a)	18,705	$1,048,728
Vodafone Group PLC (Communication Services)	(a)	1,822,092	2,762,774
			51,727,284
France–10.5%
Air Liquide SA (Materials)	(a)	8,485	1,747,913
AXA SA (Financials)	(a)	106,365	4,876,375
BNP Paribas SA (Financials)	(a)	22,195	2,114,318
Bureau Veritas SA (Industrials)	(a)	32,680	981,688
Credit Agricole SA (Financials)	(a)	28,851	541,622
Danone SA (Consumer Staples)	(a)	7,025	564,193
EssilorLuxottica SA (Health Care)	(a)	9,232	2,148,612
Ipsen SA (Health Care)	(a)	5,550	1,040,799
Legrand SA (Industrials)	(a)	722	111,567
L'Oreal SA (Consumer Staples)	(a)	4,664	1,912,546
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	6,111	3,396,892
Publicis Groupe SA (Communication Services)	(a)	14,523	1,201,066
Safran SA (Industrials)	(a)	15,538	5,081,595
Sanofi SA (Health Care)	(a)	51,785	4,994,964
Societe Generale SA (Financials)	(a)	8,774	640,643
Thales SA (Industrials)	(a)	4,526	1,328,867
TotalEnergies SE (Energy)	(a)	2,853	263,427
Vinci SA (Industrials)	(a)	15,664	2,345,958
			35,293,045
Switzerland–7.8%
ABB Ltd. (Industrials)	(a)	69,880	5,683,528
Accelleron Industries AG (Industrials)	(a)	1,554	140,355
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	3	42,125
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	3,094	551,329
DSM-Firmenich AG (Materials)	(a)	6,740	481,375
Glencore PLC (Materials)	(a)	141,917	1,081,408
Holcim AG (Materials)	(a)	2,716	225,382
Julius Baer Group Ltd. (Financials)	(a)	1,409	103,827
Logitech International SA (Information Technology)	(a)	12,498	1,141,926
Lonza Group AG (Health Care)	(a)	30	19,194
Nestle SA (Consumer Staples)	(a)	33,640	3,336,716
Novartis AG (Health Care)	(a)	19,823	3,009,717
Roche Holding AG (Health Care)	(a)	11,112	4,387,749
Roche Holding Ltd. (Health Care)	(a)	1,882	779,565
Schindler Holding AG - Participation Certificates (Industrials)	(a)	1,493	491,676
Schindler Holding AG - Registered Shares (Industrials)	(a)	544	171,100
SGS SA (Industrials)	(a)	2,777	293,923
Sonova Holding AG (Health Care)	(a)	1,244	281,982
STMicroelectronics N.V. (Information Technology)	(a)	1,081	37,109
UBS Group AG (Financials)	(a)	79,080	3,075,738
VAT Group AG (Industrials)	(a)	99	61,072
Zurich Insurance Group AG (Financials)	(a)	1,194	851,323
			26,248,119
Germany–7.7%
adidas AG (Consumer Discretionary)	(a)	9,196	1,449,163
Allianz SE (Financials)	(a)	8,730	3,617,606
BASF SE (Materials)	(a)	16,257	982,350
Continental AG (Consumer Discretionary)	(a)	1,958	134,600
Deutsche Bank AG (Financials)	(a)	47,247	1,382,541
Deutsche Boerse AG (Financials)	(a)	663	192,758
Deutsche Post AG (Industrials)	(a)	16,658	859,073
Deutsche Telekom AG (Communication Services)	(a)	139,585	5,147,065
Fresenius Medical Care AG (Health Care)	(a)	9,227	410,522
Common Stocks (Continued)		Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA (Health Care)	(a)	548	$28,071
GEA Group AG (Industrials)	(a)	834	58,939
Hannover Rueck SE (Financials)	(a)	340	105,231
Heidelberg Materials AG (Materials)	(a)	731	150,556
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	305	18,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	944	588,045
Nemetschek SE (Information Technology)	(a)	1,832	134,841
Nordex SE (Industrials)	(a)(b)	3,938	207,411
Rational AG (Industrials)	(a)	220	159,246
Rheinmetall AG (Industrials)	(a)	728	1,214,087
RWE AG (Utilities)	(a)	16,714	1,113,216
SAP SE (Information Technology)	(a)	17,916	3,031,980
Siemens AG (Industrials)	(a)	11,212	2,659,379
Siemens Energy AG (Industrials)	(a)	13,210	2,174,043
Talanx AG (Financials)	(a)	275	33,467
Zalando SE (Consumer Discretionary)	(a)(b)	707	16,914
			25,869,582
Australia–6.2%
AGL Energy Ltd. (Utilities)	(a)	64,458	439,750
APA Group (Utilities)	(a)	15,787	108,560
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	73,492	2,335,160
Aurizon Holdings Ltd. (Industrials)	(a)	24,901	68,647
BHP Group Ltd. (Materials)	(a)	131,686	4,811,573
Coles Group Ltd. (Consumer Staples)	(a)	49,699	754,323
Commonwealth Bank of Australia (Financials)	(a)	12,231	1,428,667
Computershare Ltd. (Industrials)	(a)	59,825	1,181,473
CSL Ltd. (Health Care)	(a)	9,316	915,190
Evolution Mining Ltd. (Materials)	(a)	125,271	1,135,303
Fortescue Ltd. (Materials)	(a)	163,468	2,309,151
Macquarie Group Ltd. (Financials)	(a)	14,912	2,115,721
Orica Ltd. (Materials)	(a)	55,048	770,450
QBE Insurance Group Ltd. (Financials)	(a)	6,501	95,519
REA Group Ltd. (Communication Services)	(a)	2,809	311,111
Regis Resources Ltd. (Materials)	(a)	96,509	461,972
Rio Tinto Ltd. (Materials)	(a)	10,071	1,132,321
Santos Ltd. (Energy)	(a)	36,579	200,887
Transurban Group (Industrials)	(a)	8,940	86,885
Westgold Resources Ltd. (Materials)	(a)	15,987	68,164
Woodside Energy Group Ltd. (Energy)	(a)	9,409	224,410
			20,955,237
Spain–5.3%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	16,958	2,098,426
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	50,314	1,098,170
Banco Santander SA (Financials)	(a)	509,721	5,767,656
Bankinter SA (Financials)	(a)	2,414	38,003
CaixaBank SA (Financials)	(a)	5,633	67,587
Enagas SA (Utilities)	(a)	24,582	488,348
Grifols SA (Health Care)	(a)	10	105
Iberdrola SA (Utilities)	(a)	232,676	5,341,247
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	19,702	1,132,786
Naturgy Energy Group SA (Utilities)	(a)	27,230	817,541
Repsol SA (Energy)	(a)	1,522	42,762
Telefonica SA (Communication Services)	(a)	232,627	1,028,640
			17,921,271
Netherlands–5.3%
Adyen N.V. (Financials)	(a)(b)	240	240,156
Argenx SE (Health Care)	(a)(b)	754	549,373
ASM International N.V. (Information Technology)	(a)	1,398	1,064,895
ASML Holding N.V. (Information Technology)	(a)	8,603	11,387,251

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Netherlands (continued)
Heineken Holding N.V. (Consumer Staples)	(a)	1,188	$84,976
ING Groep N.V. (Financials)	(a)	3,426	89,519
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	63,502	2,964,515
Koninklijke Philips N.V. (Health Care)	(a)	10,716	293,508
Wolters Kluwer N.V. (Industrials)	(a)	12,673	948,069
			17,622,262
Italy–3.0%
Amplifon SpA (Health Care)	(a)	16,726	182,535
Enel SpA (Utilities)	(a)	175,222	1,907,618
Eni SpA (Energy)	(a)	104,301	2,961,762
Generali (Financials)	(a)	13,464	542,879
Intesa Sanpaolo SpA (Financials)	(a)	241,663	1,469,001
Leonardo SpA (Industrials)	(a)	6,371	427,928
Poste Italiane SpA (Financials)	(a)	7,281	171,305
Prysmian SpA (Industrials)	(a)	683	79,866
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	1,185	67,408
Saipem SpA (Energy)	(a)	136,495	624,216
Snam SpA (Utilities)	(a)	5,352	40,705
UniCredit SpA (Financials)	(a)	22,264	1,604,287
Unipol Assicurazioni SpA (Financials)	(a)	1,102	25,797
			10,105,307
Sweden–2.6%
Assa Abloy AB Class B (Industrials)	(a)	22,706	814,246
Atlas Copco AB Class B (Industrials)	(a)	1,182	18,365
Evolution AB (Consumer Discretionary)	(a)	504	31,433
H & M Hennes & Mauritz AB Class B (Consumer Discretionary)	(a)	3,147	58,671
Hexagon AB Class B (Information Technology)	(a)	52,302	508,891
Saab AB Class B (Industrials)	(a)	13,266	870,223
Sandvik AB (Industrials)	(a)	45,944	1,755,763
Securitas AB Class B (Industrials)	(a)	65,509	1,101,238
Skanska AB Class B (Industrials)	(a)	45,677	1,231,903
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	2,915	121,871
Tele2 AB Class B (Communication Services)	(a)	56,449	1,160,381
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	92,527	1,048,066
Telia Co. AB (Communication Services)	(a)	9,425	48,195
			8,769,246
Hong Kong–2.6%
AIA Group Ltd. (Financials)	(a)	413,400	4,644,073
CK Hutchison Holdings Ltd. (Industrials)	(a)	303,500	2,332,518
Guotai Junan International Holdings Ltd. (Financials)	(a)	212,000	63,879
Jardine Matheson Holdings Ltd. (Industrials)	(a)	11,900	854,258
SITC International Holdings Co. Ltd. (Industrials)	(a)	35,000	154,515
Techtronic Industries Co. Ltd. (Industrials)	(a)	41,500	552,392
WH Group Ltd. (Consumer Staples)	(a)	44,500	58,637
			8,660,272
Norway–1.6%
Aker BP ASA (Energy)	(a)	20,619	756,981
DNB Bank ASA (Financials)	(a)	32,073	1,000,274
Equinor ASA (Energy)	(a)	34,275	1,450,727
Kongsberg Gruppen ASA (Industrials)	(a)	35,312	1,511,997
Mowi ASA (Consumer Staples)	(a)	16,522	375,291
Telenor ASA (Communication Services)	(a)	14,173	249,622
			5,344,892
Denmark–1.3%
AP Moller - Maersk A/S Class B (Industrials)	(a)	34	84,261
AP Moller - Maersk A/S Class A (Industrials)	(a)	10	24,292
Common Stocks (Continued)		Shares	Value
Denmark (continued)
Danske Bank A/S (Financials)	(a)	2,060	$100,009
Genmab A/S (Health Care)	(a)(b)	1,589	425,155
Novo Nordisk A/S Class B (Health Care)	(a)	39,439	1,453,295
Orsted A/S (Utilities)	(a)(b)	2,238	54,794
Pandora A/S (Consumer Discretionary)	(a)	4,582	321,817
Tryg A/S (Financials)	(a)	31,427	752,284
Vestas Wind Systems A/S (Industrials)	(a)	37,919	1,135,314
			4,351,221
Israel–1.0%
Bank Hapoalim BM (Financials)	(a)	29,781	697,066
Bank Leumi Le-Israel BM (Financials)	(a)	31,505	702,097
Elbit Systems Ltd. (Industrials)	(a)	398	333,405
Israel Discount Bank Ltd. Class A (Financials)	(a)	17,043	170,879
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	9,082	658,578
Nice Ltd. (Information Technology)	(a)(b)	4,779	526,929
Nova Ltd. (Information Technology)	(a)(b)	258	114,609
			3,203,563
Singapore–0.8%
DBS Group Holdings Ltd. (Financials)	(a)	33,700	1,497,403
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	2,500	43,057
Singapore Technologies Engineering Ltd. (Industrials)	(a)	68,300	582,099
Singapore Telecommunications Ltd. (Communication Services)	(a)	118,800	459,893
			2,582,452
Belgium–0.6%
Ageas SA / N.V. (Financials)	(a)	16,000	1,171,874
UCB SA (Health Care)	(a)	2,799	843,090
			2,014,964
Finland–0.5%
Elisa Oyj (Communication Services)	(a)	326	15,806
Kone Oyj Class B (Industrials)	(a)	567	36,150
Nokia Oyj (Information Technology)	(a)	90,527	721,495
Nordea Bank Abp (Financials)	(a)	2,409	41,465
Sampo Oyj Class A (Financials)	(a)	51,444	551,244
Wartsila OYJ Abp (Industrials)	(a)	8,048	300,928
			1,667,088
Portugal–0.5%
EDP SA (Utilities)	(a)	304,757	1,613,487
Austria–0.3%
Erste Group Bank AG (Financials)	(a)	8,210	887,138
Luxembourg–0.2%
Tenaris SA (Energy)	(a)	22,146	646,874
Macao–0.1%
Sands China Ltd. (Consumer Discretionary)	(a)	184,800	392,770
Ireland–0.0%
Experian PLC (Industrials)	(a)	3,227	112,166
Kerry Group PLC Class A (Consumer Staples)	(a)	753	59,634
			171,800
Chile–0.0%
Antofagasta PLC (Materials)	(a)	1,055	46,933
Total Common Stocks (Cost $293,194,501)			$322,509,651
Total Investments – 96.1% (Cost $293,194,501)	(c)		$322,509,651
Other Assets in Excess of Liabilities – 3.9%	(d)		13,045,685
Net Assets – 100.0%			$335,555,336

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $322,509,651 or 96.1%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $286,826 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	49	June 19, 2026	$7,184,484	$7,107,695	$(76,789)	$223,195
Total Futures Contracts			$7,184,484	$7,107,695	$(76,789)	$223,195
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–98.9%		Shares	Value
Communication Services–14.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)		51,655	$14,853,912
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	1,777	197,993
Live Nation Entertainment, Inc. (Entertainment)	(a)	11,172	1,703,842
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,079	8,055,018
Netflix, Inc. (Entertainment)	(a)	28,661	2,755,755
ROBLOX Corp. Class A (Entertainment)	(a)	25,934	1,466,827
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	44,688	2,821,239
			31,854,586
Consumer Discretionary–15.8%
Amazon.com, Inc. (Broadline Retail)	(a)	93,580	19,489,907
BYD Co. Ltd. (Automobiles)	(b)	128,878	1,766,973
Carnival Corp. (Hotels, Restaurants & Leisure)		21,110	546,327
D.R. Horton, Inc. (Household Durables)		5,139	705,174
eBay, Inc. (Broadline Retail)		5,792	527,188
Etsy, Inc. (Broadline Retail)	(a)	11,227	561,125
Games Workshop Group PLC (Leisure Products)	(b)	2,809	662,143
Hesai Group – ADR (Automobile Components)	(a)	51,601	986,611
Kering SA (Textiles, Apparel & Luxury Goods)	(b)	783	236,769
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,588	320,197
Lowe's Cos., Inc. (Specialty Retail)		18,287	4,320,852
Savers Value Village, Inc. (Broadline Retail)	(a)	37,247	277,118
Tesla, Inc. (Automobiles)	(a)	8,856	3,292,218
TopBuild Corp. (Household Durables)	(a)	2,621	920,757
			34,613,359
Consumer Staples–2.4%
British American Tobacco PLC – ADR (Tobacco)		23,691	1,385,213
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		16,848	1,209,181
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	6,452	241,692
Philip Morris International, Inc. (Tobacco)		14,049	2,322,861
			5,158,947
Energy–0.7%
Range Resources Corp. (Oil, Gas & Consumable Fuels)		32,476	1,467,266
Financials–4.7%
Arthur J. Gallagher & Co. (Insurance)		6,947	1,504,581
Bullish (Capital Markets)	(a)	11,401	407,358
Coinbase Global, Inc. Class A (Capital Markets)	(a)	1,305	227,866
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	200	6,790
Goldman Sachs Group, Inc. / The (Capital Markets)		1,707	1,444,105
Interactive Brokers Group, Inc. Class A (Capital Markets)		6,345	425,559
Mastercard, Inc. Class A (Financial Services)		4,027	2,012,131
Moody's Corp. (Capital Markets)		255	111,244
Morgan Stanley (Capital Markets)		11,896	1,957,724
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	3,380	234,234
Rocket Cos., Inc. Class A (Financial Services)	(a)	55,711	793,882
Toast, Inc. Class A (Financial Services)	(a)	46,135	1,223,039
			10,348,513
Health Care–15.4%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	10,075	213,892
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	$10,639
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,429	1,102,123
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	5,722	1,893,238
Beam Therapeutics, Inc. (Biotechnology)	(a)	22,130	527,358
Biogen, Inc. (Biotechnology)	(a)	12,685	2,325,541
BioNTech SE – ADR (Biotechnology)	(a)	9,259	822,940
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,872	97,831
Centessa Pharmaceuticals PLC – ADR (Biotechnology)	(a)	11,382	452,093
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	2,186	40,069
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	3,662	173,562
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	37,883	61,749
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	8,974	361,742
Cytokinetics, Inc. (Biotechnology)	(a)	9,503	626,343
Eikon Therapeutics, Inc. (Biotechnology)	(a)	1,300	13,754
Eli Lilly & Co. (Pharmaceuticals)		7,979	7,338,845
Gilead Sciences, Inc. (Biotechnology)		18,958	2,642,176
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,137	1,432,139
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	713
Immuneering Corp. Class A (Biotechnology)	(a)	6,769	35,673
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	5,130	154,669
Janux Therapeutics, Inc. (Biotechnology)	(a)	3,773	52,445
Krystal Biotech, Inc. (Biotechnology)	(a)	476	122,960
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,454	62,483
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	22,645	15,908
Moderna, Inc. (Biotechnology)	(a)	7,802	396,342
Natera, Inc. (Biotechnology)	(a)	1,739	347,783
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	9,903	316,995
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	1,676
Royalty Pharma PLC Class A (Pharmaceuticals)		137,717	6,606,284
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	2,575
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	59,891	1,803,917
UCB SA (Pharmaceuticals)	(b)	9,065	2,730,478
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,051	535,939
Vor BioPharma, Inc. (Biotechnology)	(a)	324	5,780
XOMA Royalty Corp. (Biotechnology)	(a)	6,031	189,192
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	15,546	144,889
			33,662,735
Industrials–9.2%
Boeing Co. / The (Aerospace & Defense)	(a)	248	49,360
Carpenter Technology Corp. (Aerospace & Defense)		5,679	2,238,378
Deere & Co. (Machinery)		4,876	2,746,651
Equifax, Inc. (Professional Svs.)		7,620	1,372,133
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	6,415	1,505,420
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	400	11,388
Furukawa Electric Co. Ltd. (Electrical Equip.)	(b)	1,905	363,998
GE Vernova, Inc. (Electrical Equip.)		3,979	3,473,269
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		12,397	3,517,897
Ingersoll Rand, Inc. (Machinery)		13,494	1,081,139
Loar Holdings, Inc. (Aerospace & Defense)	(a)	57	3,266
Nextpower, Inc. Class A (Electrical Equip.)	(a)	6,283	757,416
Simpson Manufacturing Co., Inc. (Building Products)		541	92,846

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
UL Solutions, Inc. Class A (Professional Svs.)		14,744	$1,263,708
Westinghouse Air Brake Technologies Corp. (Machinery)		6,551	1,637,160
			20,114,029
Information Technology–34.4%
Accenture PLC Class A (IT Svs.)		185	36,684
Appfolio, Inc. Class A (Software)	(a)	450	71,019
Apple, Inc. (Tech. Hardware, Storage & Periph.)		46,573	11,819,762
Arista Networks, Inc. (Communications Equip.)	(a)	24,999	3,069,377
ASML Holding N.V. (Semiconductors & Equip.)		330	435,874
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	436	47,786
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	5,278	1,113,594
BitMine Immersion Technologies, Inc. (Software)		5,179	102,441
Broadcom, Inc. (Semiconductors & Equip.)		13,706	4,242,144
Figma, Inc. Class A (Software)	(a)	706	14,925
HubSpot, Inc. (Software)	(a)	2,824	689,338
Intel Corp. (Semiconductors & Equip.)	(a)	4,974	219,503
Micron Technology, Inc. (Semiconductors & Equip.)		3,599	1,215,886
Microsoft Corp. (Software)		13,812	5,112,788
Nutanix, Inc. Class A (Software)	(a)	12,774	485,540
NVIDIA Corp. (Semiconductors & Equip.)		157,112	27,400,333
Palo Alto Networks, Inc. (Software)	(a)	8,760	1,404,403
SailPoint, Inc. (Software)	(a)	1,877	24,851
Samsara, Inc. Class A (Software)	(a)	28,652	907,982
ServiceTitan, Inc. Class A (Software)	(a)	14,160	898,593
Shopify, Inc. Class A (IT Svs.)	(a)	34,748	4,121,808
SiTime Corp. (Semiconductors & Equip.)	(a)	3,852	1,330,288
Snowflake, Inc. (IT Svs.)	(a)	4,738	714,585
Synopsys, Inc. (Software)	(a)	2,702	1,071,289
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		23,716	8,014,822
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Zeta Global Holdings Corp. Class A (Software)	(a)	23,575	$375,314
Zscaler, Inc. (Software)	(a)	1,206	169,190
			75,110,119
Materials–1.1%
Eagle Materials, Inc. (Construction Materials)		516	97,756
Martin Marietta Materials, Inc. (Construction Materials)		1,934	1,138,507
Vale SA – ADR (Metals & Mining)		76,103	1,210,799
			2,447,062
Real Estate–0.6%
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	31,580	230,850
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	5,516	228,307
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	22,421	927,781
			1,386,938
Total Common Stocks (Cost $207,070,944)			$216,163,554

Rights–0.0%		Quantity	Value
Health Care–0.0%
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $184) (Biotechnology)	(a)(c)	399	$183
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(a)(c)	33,274	—
Total Rights (Cost $44,472)			$183
Total Investments – 98.9% (Cost $207,115,416)	(d)		$216,163,737
Other Assets in Excess of Liabilities – 1.1%			2,365,618
Net Assets – 100.0%			$218,529,355

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $11,374,176 or 5.2% of the Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At March 31, 2026, the value of restricted securities in the Portfolio totaled $183, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–98.5%		Shares	Value
Communication Services–1.9%
Cargurus, Inc. (Interactive Media & Svs.)	(a)	8,430	$287,042
Cinemark Holdings, Inc. (Entertainment)		6,250	178,250
DoubleVerify Holdings, Inc. (Media)	(a)	30,070	285,665
IAC, Inc. (Interactive Media & Svs.)	(a)	11,103	444,453
John Wiley & Sons, Inc. Class A (Media)		2,150	81,915
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	93,570	650,311
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,740	559,236
Match Group, Inc. (Interactive Media & Svs.)		21,100	647,981
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	37,871
Sphere Entertainment Co. (Entertainment)	(a)	2,400	281,760
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		9,780	411,738
Uniti Group, Inc. (Diversified Telecom. Svs.)	(a)	50,000	469,000
Versant Media Group, Inc. (Media)		13,754	509,173
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	66,699
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	7,200	302,112
			5,213,206
Consumer Discretionary–10.1%
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,609	373,078
Acushnet Holdings Corp. (Leisure Products)		4,446	415,612
Adient PLC (Automobile Components)	(a)	10,880	219,885
ADT, Inc. (Diversified Consumer Svs.)		47,627	312,909
Advance Auto Parts, Inc. (Specialty Retail)		5,903	311,383
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,936	378,314
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,060	447,862
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,799	542,383
Buckle, Inc. / The (Specialty Retail)		2,600	130,936
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	10,960	289,673
CarMax, Inc. (Specialty Retail)	(a)	14,503	603,035
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,100	253,896
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	18,441	1,491,877
Cavco Industries, Inc. (Household Durables)	(a)	780	377,746
Century Communities, Inc. (Household Durables)		6,460	370,675
Champion Homes, Inc. (Household Durables)	(a)	5,300	394,161
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		6,980	382,155
Covista, Inc. (Diversified Consumer Svs.)	(a)	3,600	414,900
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	38,792
Dana, Inc. (Automobile Components)		6,870	231,176
Dorman Products, Inc. (Automobile Components)	(a)	2,640	275,510
Etsy, Inc. (Broadline Retail)	(a)	9,840	491,803
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,261	383,816
Gentherm, Inc. (Automobile Components)	(a)	12,320	342,250
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)		3,240	89,748
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	71,796
Green Brick Partners, Inc. (Household Durables)	(a)	6,030	388,634
Group 1 Automotive, Inc. (Specialty Retail)		1,302	430,480
Installed Building Products, Inc. (Household Durables)		2,028	537,724
Kohl's Corp. (Broadline Retail)		5,490	70,821
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		5,100	358,479
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	12,000	418,080
LCI Industries (Automobile Components)		2,250	276,705
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	13,590	366,115
LKQ Corp. (Distributors)		24,490	719,271
M/I (Household Durables)	(a)	2,620	320,819
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Matthews International Corp. Class A (Diversified Consumer Svs.)		10,500	$271,110
Meritage Homes Corp. (Household Durables)		5,820	359,909
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	36,680	255,660
Mohawk Industries, Inc. (Household Durables)	(a)	4,970	489,346
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		2,790	266,724
National Vision Holdings, Inc. (Specialty Retail)	(a)	69,765	1,806,913
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	36,585
Patrick Industries, Inc. (Automobile Components)		780	86,635
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	24,430	367,183
Phinia, Inc. (Automobile Components)		5,200	355,888
Portillo's, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	125,525	664,027
Red Rock Resorts, Inc. Class A (Hotels, Restaurants & Leisure)		4,676	249,511
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	98,036	2,132,283
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,990	352,995
SharkNinja, Inc. (Household Durables)	(a)	17,493	1,852,509
Signet Jewelers Ltd. (Specialty Retail)		4,094	346,516
Sonic Automotive, Inc. Class A (Specialty Retail)		3,800	260,566
Sonos, Inc. (Household Durables)	(a)	9,149	122,597
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		11,220	380,582
Stride, Inc. (Diversified Consumer Svs.)	(a)	4,230	372,959
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		880	145,323
Tri Pointe Homes, Inc. (Household Durables)	(a)	3,403	159,022
Urban Outfitters, Inc. (Specialty Retail)	(a)	5,330	337,656
Victoria's Secret & Co. (Specialty Retail)	(a)	7,473	346,448
Wendy's Co. / The (Hotels, Restaurants & Leisure)		30,960	215,172
Winmark Corp. (Specialty Retail)		600	256,530
Winnebago Industries, Inc. (Automobiles)		1,670	51,753
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		10,600	172,992
YETI Holdings, Inc. (Leisure Products)	(a)	30,444	1,113,946
			27,351,839
Consumer Staples–3.0%
Cal-Maine Foods, Inc. (Food Products)		875	69,256
Celsius Holdings, Inc. (Beverages)	(a)	30,076	1,067,096
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	34,171	2,031,466
Energizer Holdings, Inc. (Household Products)		950	15,599
Fresh Del Monte Produce, Inc. (Food Products)		2,546	102,502
Freshpet, Inc. (Food Products)	(a)	25,840	1,523,526
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	22,340	157,497
Interparfums, Inc. (Personal Care Products)		1,775	161,241
J & J Snack Foods Corp. (Food Products)		3,450	273,482
Lamb Weston Holdings, Inc. (Food Products)		12,410	524,447
Once Upon a Farm PBC (Food Products)	(a)	33,842	553,317
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		2,500	376,250
Reynolds Consumer Products, Inc. (Household Products)		11,390	241,240
Simply Good Foods Co. / The (Food Products)	(a)	14,900	213,815
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6,440	290,186
Universal Corp. (Tobacco)		1,179	62,133
Vita Coco Co., Inc. / The (Beverages)	(a)	3,915	187,568
WD-40 Co. (Household Products)		2,050	418,077
			8,268,698

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy–5.3%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		88,618	$2,020,490
Archrock, Inc. (Energy Equip. & Svs.)		15,290	532,092
Bristow Group, Inc. (Energy Equip. & Svs.)		5,740	269,149
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,620	313,589
California Resources Corp. (Oil, Gas & Consumable Fuels)		7,230	500,461
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,800	290,904
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		5,143	538,626
Crescent Energy Co. Class A (Oil, Gas & Consumable Fuels)		21,700	292,950
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		8,410	303,012
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	10,340	252,193
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		2,600	189,488
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		8,759	424,023
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		7,780	453,730
Liberty Energy, Inc. (Energy Equip. & Svs.)		15,590	448,992
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		18,380	580,257
Matador Resources Co. (Oil, Gas & Consumable Fuels)		11,011	695,675
Noble Corp. PLC (Energy Equip. & Svs.)		7,410	363,609
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		11,600	339,068
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	9,320	330,580
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	177,898
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		30,860	334,214
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		12,054	397,179
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		100,005	2,132,107
SM Energy Co. (Oil, Gas & Consumable Fuels)		21,383	666,722
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	4,270	356,758
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	92,569	1,249,681
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	83,975
			14,537,422
Financials–13.0%
Acadian Asset Management, Inc. (Capital Markets)		8,927	485,807
Accelerant Holdings Class A (Insurance)	(a)	41,642	556,337
Ameris Bancorp (Banks)		6,360	496,016
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		40,800	430,848
Assured Guaranty Ltd. (Insurance)		1,370	111,628
Atlantic Union Bankshares Corp. (Banks)		14,125	504,828
Axos Financial, Inc. (Banks)	(a)	5,590	475,653
Banc of California, Inc. (Banks)		22,480	395,198
BancFirst Corp. (Banks)		2,200	238,700
Bancorp, Inc. / The (Banks)	(a)	4,570	245,546
Bank of Hawaii Corp. (Banks)		3,720	276,210
BankUnited, Inc. (Banks)		7,450	336,442
Beacon Financial Corp. (Banks)		16,076	482,280
BGC Group, Inc. Class A (Capital Markets)		10,380	101,516
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		2,600	49,790
Bread Financial Holdings, Inc. (Consumer Finance)		3,710	277,842
Cathay General Bancorp (Banks)		6,850	341,541
Community Financial System, Inc. (Banks)		5,240	307,326
Customers Bancorp, Inc. (Banks)	(a)	2,500	173,525
CVB Financial Corp. (Banks)		500	9,695
Ellington Financial, Inc. (Mortgage REIT)		19,600	232,260
Common Stocks (Continued)		Shares	Value
Financials (continued)
Enact Holdings, Inc. (Financial Services)		7,320	$298,729
Enova International, Inc. (Consumer Finance)	(a)	1,900	258,077
FB Financial Corp. (Banks)		3,190	165,689
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	21,095	716,175
First Bancorp North Carolina (Banks)		5,430	305,981
First BanCorp Puerto Rico (Banks)		15,800	337,488
First Financial Bancorp (Banks)		10,730	299,152
First Hawaiian, Inc. (Banks)		12,350	304,304
First Interstate BancSystem, Inc. Class A (Banks)		8,836	295,122
FirstCash Holdings, Inc. (Consumer Finance)		12,348	2,321,424
Franklin BSP Realty Trust, Inc. (Mortgage REIT)		25,900	219,891
Fulton Financial Corp. (Banks)		18,050	367,137
Genworth Financial, Inc. (Insurance)	(a)	40,680	330,322
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		12,280	451,290
HCI Group, Inc. (Insurance)		1,460	225,731
Hilltop Holdings, Inc. (Banks)		8,420	301,604
Horace Mann Educators Corp. (Insurance)		3,140	134,015
Independent Bank Corp. (Banks)		4,943	371,763
Jackson Financial, Inc. Class A (Financial Services)		6,907	730,208
Lincoln National Corp. (Insurance)		16,720	593,560
Marex Group PLC (Capital Markets)		44,252	1,972,754
MarketAxess Holdings, Inc. (Capital Markets)		3,600	593,928
Mercury General Corp. (Insurance)		3,300	290,895
Moelis & Co. Class A (Capital Markets)		7,330	417,810
Navient Corp. (Consumer Finance)		28,240	231,003
NBT Bancorp, Inc. (Banks)		6,710	285,712
NCR Atleos Corp. (Financial Services)	(a)	7,290	317,698
Neptune Insurance Holdings, Inc. Class A (Insurance)	(a)	30,955	748,801
NMI Holdings, Inc. (Financial Services)	(a)	7,684	288,227
OFG Bancorp (Banks)		6,350	256,921
Palomar Holdings, Inc. (Insurance)	(a)	2,650	316,675
Pathward Financial, Inc. (Banks)		2,070	184,706
Payoneer Global, Inc. (Financial Services)	(a)	45,120	217,930
Piper Sandler Cos. (Capital Markets)		31,948	2,445,619
PJT Partners, Inc. Class A (Capital Markets)		2,360	329,739
ProAssurance Corp. (Insurance)	(a)	7,110	175,759
PROG Holdings, Inc. (Consumer Finance)		2,390	68,569
Provident Financial Services, Inc. (Banks)		20,120	425,739
Radian Group, Inc. (Financial Services)		13,420	443,934
Renasant Corp. (Banks)		9,419	340,308
Rithm Capital Corp. (Mortgage REIT)		49,700	471,156
S&T Bancorp, Inc. (Banks)		10,490	438,797
Safety Insurance Group, Inc. (Insurance)		3,540	257,146
Seacoast Banking Corp. of Florida (Banks)		8,730	264,432
ServisFirst Bancshares, Inc. (Banks)		4,980	362,693
Simmons First National Corp. Class A (Banks)		13,390	260,436
Stellar Bancorp, Inc. (Banks)		8,920	326,561
StepStone Group, Inc. Class A (Capital Markets)		7,130	340,244
Stewart Information Services Corp. (Insurance)		4,150	255,557
Stifel Financial Corp. (Capital Markets)		20,376	1,506,194
StoneX Group, Inc. (Capital Markets)	(a)	6,865	553,662
Tompkins Financial Corp. (Banks)		90	7,096
Trupanion, Inc. (Insurance)	(a)	8,780	224,856
Two Harbors Investment Corp. (Mortgage REIT)		9,510	108,604
United Community Banks, Inc. (Banks)		12,036	379,014
Victory Capital Holdings, Inc. Class A (Capital Markets)		4,435	290,404
Virtu Financial, Inc. Class A (Capital Markets)		7,500	329,850
WaFd, Inc. (Banks)		13,320	418,248
Walker & Dunlop, Inc. (Financial Services)		4,640	205,923
Westamerica BanCorp (Banks)		2,230	116,295
Western Alliance Bancorp (Banks)		20,434	1,447,749
WisdomTree, Inc. (Capital Markets)		10,600	154,336
World Acceptance Corp. (Consumer Finance)	(a)	1,836	247,933
WSFS Financial Corp. (Banks)		4,771	312,310
			35,188,873

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care–18.2%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	14,010	$327,694
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	3,480	325,902
ADMA Biologics, Inc. (Biotechnology)	(a)	23,650	213,087
Alkermes PLC (Biotechnology)	(a)	16,360	578,490
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	39,431
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	16,038	199,352
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,430	263,094
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	125,347
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	9,679	389,386
Apogee Therapeutics, Inc. (Biotechnology)	(a)	13,782	1,160,031
Arcus Biosciences, Inc. (Biotechnology)	(a)	11,080	239,328
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	3,584	819,768
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	9,810	240,541
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	45,253	1,291,068
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	102,628
Billiontoone, Inc. Class A (Health Care Providers & Svs.)	(a)	5,892	465,114
BioLife Solutions, Inc. (Life Sciences Tools & Svs.)	(a)	10,000	190,800
Bridgebio Pharma, Inc. (Biotechnology)	(a)	25,559	1,898,011
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	63,152	2,690,907
Celcuity, Inc. (Biotechnology)	(a)	10,261	1,171,191
Certara, Inc. (Health Care Technology)	(a)	27,670	157,719
CG oncology, Inc. (Biotechnology)	(a)	17,127	1,159,155
CONMED Corp. (Health Care Equip. & Supplies)		1,540	54,454
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,290	374,480
CorVel Corp. (Health Care Providers & Svs.)	(a)	5,060	276,529
Denali Therapeutics, Inc. (Biotechnology)	(a)	37,852	726,758
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	12,476	1,046,986
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	24,636	776,034
Eikon Therapeutics, Inc. (Biotechnology)	(a)	24,676	261,072
Enliven Therapeutics, Inc. (Pharmaceuticals)	(a)	17,666	692,507
Erasca, Inc. (Biotechnology)	(a)	35,292	571,025
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	22,542	2,426,872
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	28,125	2,597,906
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	9,864	637,510
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	13,300	372,533
HeartFlow, Inc. (Health Care Technology)	(a)	31,940	777,100
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,450	316,417
Indivior Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	11,900	362,712
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,600	134,108
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,220	283,360
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	19,330	182,089
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	31,839	634,551
Krystal Biotech, Inc. (Biotechnology)	(a)	2,550	658,716
Kymera Therapeutics, Inc. (Biotechnology)	(a)	12,177	1,014,222
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		4,360	475,981
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,900	379,335
Lumexa Imaging Holdings, Inc. (Health Care Providers & Svs.)	(a)	44,190	380,034
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,707	893,563
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,870	404,619
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	21,112	$571,924
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	4,600	613,180
National HealthCare Corp. (Health Care Providers & Svs.)		2,610	416,817
Neogen Corp. (Health Care Equip. & Supplies)	(a)	24,980	232,064
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	16,405	525,124
Nuvalent, Inc. Class A (Biotechnology)	(a)	10,835	1,110,046
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	61,693	522,540
Organon & Co. (Pharmaceuticals)		27,600	165,324
Palvella Therapeutics, Inc. (Biotechnology)	(a)	6,174	769,589
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,880	289,238
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	5,800	611,320
PTC Therapeutics, Inc. (Biotechnology)	(a)	7,738	527,190
RadNet, Inc. (Health Care Providers & Svs.)	(a)	2,000	111,780
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	16,997	531,836
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	11,040	1,300,733
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	12,709	1,105,302
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	15,556	338,499
Select Medical Holdings Corp. (Health Care Providers & Svs.)		25,110	409,042
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	8,542	411,724
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	196,939
Teleflex, Inc. (Health Care Equip. & Supplies)		4,380	523,892
Terns Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	14,020	739,134
TG Therapeutics, Inc. (Biotechnology)	(a)	13,450	446,809
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,380	336,006
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	67,907	810,131
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,760	340,736
Vera Therapeutics, Inc. (Biotechnology)	(a)	17,996	723,979
Veracyte, Inc. (Biotechnology)	(a)	7,180	231,268
Vericel Corp. (Biotechnology)	(a)	6,320	203,314
Vir Biotechnology, Inc. (Biotechnology)	(a)	7,820	70,067
Viridian Therapeutics, Inc. (Biotechnology)	(a)	30,442	595,446
Waystar Holding Corp. (Health Care Technology)	(a)	11,427	275,505
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	19,405	1,128,401
Zenas Biopharma, Inc. (Biotechnology)	(a)	22,163	433,287
			49,377,703
Industrials–21.4%
AAR Corp. (Aerospace & Defense)	(a)	3,813	417,371
Air Lease Corp. (Trading Companies & Distributors)		7,713	500,882
Alamo Group, Inc. (Machinery)		1,980	326,641
Amentum Holdings, Inc. (Professional Svs.)	(a)	5,400	140,832
Apogee Enterprises, Inc. (Building Products)		8,050	269,997
ArcBest Corp. (Ground Transportation)		1,059	104,163
Arcosa, Inc. (Construction & Engineering)		4,510	478,691
Argan, Inc. (Construction & Engineering)		1,240	675,366
Armstrong World Industries, Inc. (Building Products)		4,190	690,512
AZZ, Inc. (Building Products)		2,970	371,636
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	23,803	3,225,068
Boise Cascade Co. (Trading Companies & Distributors)		3,690	279,886
Brady Corp. Class A (Commercial Svs. & Supplies)		4,030	327,397
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	2,840	225,326
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	14,930	282,326
CSW Industrials, Inc. (Building Products)		1,670	435,169
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	3,100	433,163
Enerpac Tool Group Corp. (Machinery)		9,220	336,253
Enpro, Inc. (Machinery)		9,210	2,308,486
Enviri Corp. (Commercial Svs. & Supplies)	(a)	14,660	287,629

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
ESCO Technologies, Inc. (Machinery)		10,834	$3,048,363
Everus Construction Group, Inc. (Construction & Engineering)	(a)	20,892	2,466,510
Federal Signal Corp. (Machinery)		5,870	634,782
Forgent Power Solutions, Inc. (Electrical Equip.)	(a)	29,129	852,606
Franklin Electric Co., Inc. (Machinery)		3,790	349,324
FTI Consulting, Inc. (Professional Svs.)	(a)	10,578	1,869,873
Gates Industrial Corp. PLC (Machinery)	(a)	25,532	577,279
Generac Holdings, Inc. (Electrical Equip.)	(a)	6,540	1,277,458
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	20,610	346,454
Gibraltar Industries, Inc. (Building Products)	(a)	6,230	248,390
Granite Construction, Inc. (Construction & Engineering)		3,970	475,924
Hayward Holdings, Inc. (Building Products)	(a)	19,760	264,389
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	48,400	223,124
HNI Corp. (Commercial Svs. & Supplies)		6,170	206,016
Hub Group, Inc. Class A (Air Freight & Logistics)		6,970	251,199
Insperity, Inc. (Professional Svs.)		6,900	186,576
Interface, Inc. (Commercial Svs. & Supplies)		5,870	146,280
ITT, Inc. (Machinery)		8,822	1,680,856
JBT Marel Corp. (Machinery)		4,654	595,107
JetBlue Airways Corp. (Passenger Airlines)	(a)	59,430	262,681
Kadant, Inc. (Machinery)		1,170	342,049
Karman Holdings, Inc. (Aerospace & Defense)	(a)	15,032	1,203,312
Kennametal, Inc. (Machinery)		6,910	249,658
Korn Ferry (Professional Svs.)		5,140	323,563
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	30,843	2,174,740
Lyft, Inc. Class A (Ground Transportation)	(a)	35,600	473,480
ManpowerGroup, Inc. (Professional Svs.)		7,000	206,220
Marten Transport Ltd. (Ground Transportation)		4,660	61,186
Masterbrand, Inc. (Building Products)	(a)	6,500	54,015
Matson, Inc. (Marine Transportation)		3,154	517,067
Mercury Systems, Inc. (Aerospace & Defense)	(a)	5,225	380,955
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	57,695
Modine Manufacturing Co. (Building Products)	(a)	12,081	2,618,074
Mueller Water Products, Inc. Class A (Machinery)		15,490	425,820
MYR Group, Inc. (Construction & Engineering)	(a)	620	175,038
Nextpower, Inc. Class A (Electrical Equip.)	(a)	25,875	3,119,231
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	10,540	307,241
Paycom Software, Inc. (Professional Svs.)		4,400	534,776
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		25,150	277,907
Planet Labs PBC (Professional Svs.)	(a)	56,939	1,591,445
Powell Industries, Inc. (Electrical Equip.)		930	503,204
Primoris Services Corp. (Construction & Engineering)		20,271	2,899,564
Resideo Technologies, Inc. (Building Products)	(a)	13,560	457,108
Robert Half, Inc. (Professional Svs.)		9,930	252,222
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		6,086	402,345
RXO, Inc. (Ground Transportation)	(a)	16,256	237,663
Saia, Inc. (Ground Transportation)	(a)	4,459	1,566,358
Schneider National, Inc. Class B (Ground Transportation)		8,082	213,042
SkyWest, Inc. (Passenger Airlines)	(a)	4,000	367,320
SPX Technologies, Inc. (Machinery)	(a)	11,757	2,350,695
Standex International Corp. (Machinery)		1,240	316,026
Sunrun, Inc. (Electrical Equip.)	(a)	22,382	303,500
Titan International, Inc. (Machinery)	(a)	7,860	54,313
Trinity Industries, Inc. (Machinery)		13,890	446,980
UniFirst Corp. (Commercial Svs. & Supplies)		1,380	347,194
Upwork, Inc. (Professional Svs.)	(a)	12,918	141,581
Verra Mobility Corp. (Professional Svs.)	(a)	15,848	226,468
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	23,894	558,881
VSE Corp. (Aerospace & Defense)		2,570	473,908
Common Stocks (Continued)		Shares	Value
Industrials (continued)
WillScot Holdings Corp. (Construction & Engineering)		16,007	$277,882
Zurn Elkay Water Solutions Corp. (Building Products)		56,394	2,528,707
			58,098,418
Information Technology–17.4%
ACI Worldwide, Inc. (Software)	(a)	10,266	421,009
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	4,334	170,543
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		8,855	2,857,597
Agilysys, Inc. (Software)	(a)	2,500	177,850
Alarm.com Holdings, Inc. (Software)	(a)	7,500	323,925
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	40,549	1,278,510
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	59,389
Ambiq Micro, Inc. (Semiconductors & Equip.)	(a)	18,092	459,718
ASGN, Inc. (IT Svs.)	(a)	7,240	280,260
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,680	408,298
BlackLine, Inc. (Software)	(a)	7,970	294,890
Box, Inc. Class A (Software)	(a)	14,370	339,707
Calix, Inc. (Communications Equip.)	(a)	5,890	288,551
Cleanspark, Inc. (Software)	(a)	27,900	237,429
Clear Secure, Inc. Class A (Software)		6,600	319,506
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	50,283
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	25,322	2,376,976
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	102,684
Digi International, Inc. (Communications Equip.)	(a)	4,380	211,116
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	38,319	3,287,004
Diodes, Inc. (Semiconductors & Equip.)	(a)	7,520	513,315
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	13,000	491,530
Extreme Networks, Inc. (Communications Equip.)	(a)	13,090	197,397
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,593	3,438,380
FormFactor, Inc. (Semiconductors & Equip.)	(a)	24,261	2,353,074
Harmonic, Inc. (Communications Equip.)	(a)	2,597	23,321
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,590	265,993
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,120	209,071
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,530	406,024
JFrog Ltd. (Software)	(a)	22,923	1,075,776
Klaviyo, Inc. Class A (Software)	(a)	40,744	792,878
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	16,640	427,315
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		4,900	322,028
Life360, Inc. (Software)	(a)	7,000	285,740
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,363	1,141,234
LiveRamp Holdings, Inc. (Software)	(a)	11,100	294,372
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	7,755	1,722,153
MARA Holdings, Inc. (Software)	(a)	36,706	299,521
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	24,307	451,867
N-able, Inc. (Software)	(a)	300	1,401
NCR Voyix Corp. (Software)	(a)	7,920	50,134
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	189,977
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	28,039	1,598,784
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	630	167,271
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		6,130	358,360

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
PDF Solutions, Inc. (Semiconductors & Equip.)	(a)	10,400	$340,184
Penguin Solutions, Inc. (Semiconductors & Equip.)	(a)	12,300	216,480
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,390	484,071
Q2 Holdings, Inc. (Software)	(a)	6,200	293,260
Qorvo, Inc. (Semiconductors & Equip.)	(a)	8,400	650,160
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		10,379	431,663
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,250	348,822
Rubrik, Inc. Class A (Software)	(a)	21,816	1,068,330
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,170	670,239
Semtech Corp. (Semiconductors & Equip.)	(a)	35,986	2,766,964
ServiceTitan, Inc. Class A (Software)	(a)	16,282	1,033,256
SiTime Corp. (Semiconductors & Equip.)	(a)	5,629	1,943,975
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	7,100	362,455
Sprinklr, Inc. Class A (Software)	(a)	35,800	214,800
SPS Commerce, Inc. (Software)	(a)	3,720	207,092
Teradata Corp. (Software)	(a)	9,100	233,233
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	4,630	812,472
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,676	1,332,316
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	6,959	432,711
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	83,837
Viasat, Inc. (Communications Equip.)	(a)	11,840	542,272
Viavi Solutions, Inc. (Communications Equip.)	(a)	51,477	1,713,155
			47,203,908
Materials–4.0%
Balchem Corp. (Chemicals)		3,020	511,830
Celanese Corp. (Chemicals)		10,400	684,008
Century Aluminum Co. (Metals & Mining)	(a)	8,700	510,603
Chemours Co. / The (Chemicals)		13,070	287,932
Constellium SE (Metals & Mining)	(a)	58,040	1,426,623
Eastman Chemical Co. (Chemicals)		7,710	588,427
Element Solutions, Inc. (Chemicals)		74,579	2,546,127
FMC Corp. (Chemicals)		12,380	213,184
H.B. Fuller Co. (Chemicals)		5,102	314,691
Hawkins, Inc. (Chemicals)		1,900	291,840
Ingevity Corp. (Chemicals)	(a)	3,540	252,154
Kaiser Aluminum Corp. (Metals & Mining)		1,580	190,406
Koppers Holdings, Inc. (Chemicals)		2,080	80,454
Materion Corp. (Metals & Mining)		1,800	260,370
Minerals Technologies, Inc. (Chemicals)		1,740	123,401
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	83,103
Quaker Chemical Corp. (Chemicals)		2,840	352,813
Sealed Air Corp. (Containers & Packaging)		14,579	613,047
Sensient Technologies Corp. (Chemicals)		4,210	363,912
Sylvamo Corp. (Paper & Forest Products)		1,720	72,653
U.S.A. Rare Earth, Inc. (Metals & Mining)	(a)	31,897	482,761
Warrior Met Coal, Inc. (Metals & Mining)		4,800	447,120
Worthington Steel, Inc. (Metals & Mining)		3,590	108,957
			10,806,416
Real Estate–3.0%
Acadia Realty Trust (Retail REITs)		20,240	386,989
American Assets Trust, Inc. (Diversified REITs)		18,870	347,397
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		35,500	408,605
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Curbline Properties Corp. (Retail REITs)		12,100	$312,059
Cushman & Wakefield Ltd. (Real Estate Mgmt. & Development)	(a)	22,990	281,857
Easterly Government Properties, Inc. (Office REITs)		16,380	351,023
Essential Properties Realty Trust, Inc. (Diversified REITs)		18,341	556,833
Four Corners Property Trust, Inc. (Specialized REITs)		11,400	269,610
Getty Realty Corp. (Retail REITs)		4,240	134,832
Highwoods Properties, Inc. (Office REITs)		10,741	229,965
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	110,256
LTC Properties, Inc. (Health Care REITs)		2,800	104,048
LXP Industrial Trust (Industrial REITs)		8,426	389,787
Macerich Co. / The (Retail REITs)		25,030	473,067
Medical Properties Trust, Inc. (Health Care REITs)		52,100	241,223
Millrose Properties, Inc. (Specialized REITs)		4,768	133,504
Outfront Media, Inc. (Specialized REITs)		11,847	313,946
Pebblebrook Hotel Trust (Hotel & Resort REITs)		34,530	436,114
Phillips Edison & Co., Inc. (Retail REITs)		12,450	465,879
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		3,100	286,037
Safehold, Inc. (Specialized REITs)		9,581	129,631
SL Green Realty Corp. (Office REITs)		7,046	260,279
St. Joe Co. / The (Real Estate Mgmt. & Development)		5,800	364,240
Tanger, Inc. (Retail REITs)		11,181	379,930
Terreno Realty Corp. (Industrial REITs)		6,100	374,662
Veris Residential, Inc. (Residential REITs)		23,660	446,464
			8,188,237
Utilities–1.2%
American States Water Co. (Water Utilities)		3,800	287,356
Avista Corp. (Multi-Utilities)		8,000	321,120
California Water Service Group (Water Utilities)		5,920	268,413
Chesapeake Utilities Corp. (Gas Utilities)		2,330	294,442
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		11,900	467,551
H2O America (Water Utilities)		5,600	328,552
Hawaiian Electric Industries, Inc. (Electric Utilities)	(a)	21,590	320,396
MDU Resources Group, Inc. (Gas Utilities)		20,248	419,538
MGE Energy, Inc. (Electric Utilities)		2,228	172,202
Northwest Natural Holding Co. (Gas Utilities)		2,830	150,613
Otter Tail Corp. (Electric Utilities)		3,587	314,831
			3,345,014
Total Common Stocks (Cost $256,706,074)			$267,579,734

Exchange Traded Funds–0.4%		Shares	Value
iShares Core S&P Small-Cap ETF		9,307	$1,156,953
Total Exchange Traded Funds (Cost $1,130,597)			$1,156,953
Total Investments – 98.9% (Cost $257,836,671)	(b)		$268,736,687
Other Assets in Excess of Liabilities – 1.1%			2,978,066
Net Assets – 100.0%			$271,714,753

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.6%		Shares	Value
Communication Services–2.1%
AST SpaceMobile, Inc. (Diversified Telecom. Svs.)	(a)	5,522	$457,608
Charter Communications, Inc. Class A (Media)	(a)	233	50,300
Electronic Arts, Inc. (Entertainment)		878	178,998
Fox Corp. Class A (Media)		900	52,560
Fox Corp. Class B (Media)		890	47,259
GCI Liberty, Inc. Class C (Diversified Telecom. Svs.)	(a)	132	4,911
Liberty Broadband Corp. Class C (Media)	(a)	660	33,198
Live Nation Entertainment, Inc. (Entertainment)	(a)	390	59,479
Match Group, Inc. (Interactive Media & Svs.)		2,800	85,988
Omnicom Group, Inc. (Media)		980	73,804
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	30,994
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	294	39,587
ROBLOX Corp. Class A (Entertainment)	(a)	2,130	120,473
Roku, Inc. (Entertainment)	(a)	790	74,750
Sirius XM Holdings, Inc. (Media)		3,186	73,533
Take-Two Interactive Software, Inc. (Entertainment)	(a)	630	124,425
TKO Group Holdings, Inc. (Entertainment)		1,712	345,225
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	25,413
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	212,293
			2,090,798
Consumer Discretionary–10.0%
ADT, Inc. (Diversified Consumer Svs.)		49,965	328,270
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,395	408,043
Aptiv PLC (Automobile Components)	(a)	920	63,885
Aramark (Hotels, Restaurants & Leisure)		1,962	79,540
Bath & Body Works, Inc. (Specialty Retail)		15,223	284,213
Best Buy Co., Inc. (Specialty Retail)		940	60,348
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	566	20,280
BorgWarner, Inc. (Automobile Components)		11,239	609,828
Brunswick Corp. (Leisure Products)		2,779	202,200
Burlington Stores, Inc. (Specialty Retail)	(a)	1,443	469,523
CarMax, Inc. (Specialty Retail)	(a)	820	34,096
Carnival Corp. (Hotels, Restaurants & Leisure)		2,680	69,358
Carvana Co. (Specialty Retail)	(a)	460	144,615
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	5,170	418,253
Coupang, Inc. (Broadline Retail)	(a)	4,320	81,562
D.R. Horton, Inc. (Household Durables)		750	102,915
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	49,010
Dick's Sporting Goods, Inc. (Specialty Retail)		340	67,419
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	64,582
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,448	31,306
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	160	15,771
eBay, Inc. (Broadline Retail)		1,160	105,583
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		499	115,214
Five Below, Inc. (Specialty Retail)	(a)	510	116,525
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)	538	54,849
Ford Motor Co. (Automobiles)		13,580	156,713
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	6,135	324,296
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	49,213
Gap, Inc. / The (Specialty Retail)		2,190	52,998
Garmin Ltd. (Household Durables)		569	132,014
Genuine Parts Co. (Distributors)		610	64,508
Hasbro, Inc. (Leisure Products)		6,141	574,798
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		788	239,615
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,210	65,195
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	11,996	417,941
Lennar Corp. Class A (Household Durables)		580	50,367
Liberty Live Holdings, Inc. Class C (Diversified Consumer Svs.)	(a)	900	84,699
Lucid Group, Inc. (Automobiles)	(a)	2,465	23,491
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	270	$41,337
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	71,429
Murphy U.S.A., Inc. (Specialty Retail)		898	443,585
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	63,580
NVR, Inc. (Household Durables)	(a)	7	46,129
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	8,944	304,275
PulteGroup, Inc. (Household Durables)		544	63,980
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		227	78,086
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)		830	61,337
Rivian Automotive, Inc. Class A (Automobiles)	(a)	4,185	62,984
Ross Stores, Inc. (Specialty Retail)		1,125	243,709
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		880	242,158
Service Corp. International (Diversified Consumer Svs.)		310	25,578
SharkNinja, Inc. (Household Durables)	(a)	3,979	421,376
Somnigroup International, Inc. (Household Durables)		630	46,570
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		520	73,377
Taylor Morrison Home Corp. (Household Durables)	(a)	3,710	216,070
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		250	41,285
Toll Brothers, Inc. (Household Durables)		590	80,517
TopBuild Corp. (Household Durables)	(a)	150	52,695
Tractor Supply Co. (Specialty Retail)		1,200	54,360
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	57,498
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	5,682	417,513
Williams-Sonoma, Inc. (Specialty Retail)		336	61,263
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	60,923
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		620	62,961
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		970	150,816
			9,778,427
Consumer Staples–4.2%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	42,770
Archer-Daniels-Midland Co. (Food Products)		1,270	92,316
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	5,448	536,192
Bunge Global SA (Food Products)		940	119,568
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		90	65,507
Celsius Holdings, Inc. (Beverages)	(a)	8,422	298,813
Church & Dwight Co., Inc. (Household Products)		656	61,218
Clorox Co. / The (Household Products)		400	41,452
Constellation Brands, Inc. Class A (Beverages)		330	49,500
Dollar General Corp. (Consumer Staples Distribution & Retail)		580	68,863
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,748	519,954
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	530	32,123
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		600	43,062
Freshpet, Inc. (Food Products)	(a)	4,044	238,434
General Mills, Inc. (Food Products)		1,414	52,629
Hershey Co. / The (Food Products)		380	78,998
Kenvue, Inc. (Personal Care Products)		5,780	99,647
Kraft Heinz Co. / The (Food Products)		2,180	49,028
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,556	112,592
Lamb Weston Holdings, Inc. (Food Products)		1,740	73,533
McCormick & Co., Inc. (Food Products)		1,010	50,944

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Molson Coors Beverage Co. Class B (Beverages)		910	$39,185
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	69,385
Pilgrim's Pride Corp. (Food Products)		1,100	41,536
Primo Brands Corp. (Beverages)		4,970	93,585
Sysco Corp. (Consumer Staples Distribution & Retail)		1,680	119,835
Tyson Foods, Inc. Class A (Food Products)		1,480	94,824
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	6,997	645,193
WD-40 Co. (Household Products)		1,455	296,733
			4,127,419
Energy–5.8%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,470	56,316
Baker Hughes Co. (Energy Equip. & Svs.)		3,340	203,907
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		702	199,199
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	48,341
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	86,796
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2,007	100,992
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		646	127,772
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		1,362	183,420
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	113,152
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		560	61,477
Halliburton Co. (Energy Equip. & Svs.)		2,640	102,934
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		1,030	64,262
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		6,760	226,663
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		13,100	413,567
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,070	261,273
Matador Resources Co. (Oil, Gas & Consumable Fuels)		7,520	475,114
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		10,159	296,948
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,430	222,950
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2,170	196,146
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		1,290	76,574
Phillips 66 (Oil, Gas & Consumable Fuels)		1,420	258,696
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	81,776
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		611	153,196
TechnipFMC PLC (Energy Equip. & Svs.)		17,695	1,223,255
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		150	71,184
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	13,848	186,948
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		874	215,948
			5,708,806
Financials–12.6%
Accelerant Holdings Class A (Insurance)	(a)	6,943	92,758
Affiliated Managers Group, Inc. (Capital Markets)		888	245,710
Affirm Holdings, Inc. (Financial Services)	(a)	880	40,322
Allstate Corp. / The (Insurance)		920	190,753
Ally Financial, Inc. (Consumer Finance)		1,520	59,630
American Financial Group, Inc. (Insurance)		3,524	450,050
Ameriprise Financial, Inc. (Capital Markets)		330	146,652
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	60,277
Arch Capital Group Ltd. (Insurance)	(a)	1,760	168,942
Common Stocks (Continued)		Shares	Value
Financials (continued)
Ares Management Corp. Class A (Capital Markets)		650	$70,915
Axis Capital Holdings Ltd. (Insurance)		450	45,635
Bank of New York Mellon Corp. / The (Capital Markets)		1,810	214,720
Block, Inc. (Financial Services)	(a)	1,820	109,528
Blue Owl Capital, Inc. (Capital Markets)		2,390	21,821
Brown & Brown, Inc. (Insurance)		1,440	93,902
Carlyle Group, Inc. / The (Capital Markets)		840	40,648
CBOE Global Markets, Inc. (Capital Markets)		779	218,954
Chime Financial, Inc. Class A (Financial Services)	(a)	8,535	159,861
Cincinnati Financial Corp. (Insurance)		400	62,940
Citizens Financial Group, Inc. (Banks)		1,110	66,567
CNA Financial Corp. (Insurance)		1,360	62,451
Coinbase Global, Inc. Class A (Capital Markets)	(a)	833	145,450
Commerce Bancshares, Inc. (Banks)		1,014	49,889
Corebridge Financial, Inc. (Financial Services)		1,380	32,927
Corpay, Inc. (Financial Services)	(a)	150	43,649
Credit Acceptance Corp. (Consumer Finance)	(a)	120	50,815
Cullen / Frost Bankers, Inc. (Banks)		600	82,248
East West Bancorp, Inc. (Banks)		2,625	280,245
Euronet Worldwide, Inc. (Financial Services)	(a)	536	35,574
FactSet Research Systems, Inc. (Capital Markets)		120	26,039
Fidelity National Financial, Inc. (Insurance)		1,380	64,004
Fidelity National Information Services, Inc. (Financial Services)		2,450	114,929
Fifth Third Bancorp (Banks)		2,375	110,342
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	4,574	155,287
First BanCorp Puerto Rico (Banks)		10,950	233,892
First Citizens BancShares, Inc. Class A (Banks)		247	465,511
First Hawaiian, Inc. (Banks)		5,813	143,232
First Horizon Corp. (Banks)		2,360	53,714
FirstCash Holdings, Inc. (Consumer Finance)		2,135	401,380
Flagstar Bank N.A. (Banks)		21,190	279,072
Franklin Resources, Inc. (Capital Markets)		2,540	59,995
Freedom Holding Corp. (Capital Markets)	(a)	450	65,196
Global Payments, Inc. (Financial Services)		960	64,608
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		12,402	455,773
Hanover Insurance Group, Inc. / The (Insurance)		2,838	491,967
Hartford Insurance Group, Inc. / The (Insurance)		780	105,479
Huntington Bancshares, Inc. (Banks)		6,834	106,952
Independent Bank Corp. (Banks)		4,202	316,032
Invesco Ltd. (Capital Markets)		21,241	515,944
Jack Henry & Associates, Inc. (Financial Services)		20	3,161
Jefferies Financial Group, Inc. (Capital Markets)		1,440	59,429
Loews Corp. (Insurance)		670	71,516
LPL Financial Holdings, Inc. (Capital Markets)		280	84,232
M&T Bank Corp. (Banks)		390	80,621
Markel Group, Inc. (Insurance)	(a)	30	57,422
Morningstar, Inc. (Capital Markets)		190	32,120
MSCI, Inc. (Capital Markets)		219	118,043
Nasdaq, Inc. (Capital Markets)		1,520	129,033
NCR Atleos Corp. (Financial Services)	(a)	710	30,942
Northern Trust Corp. (Capital Markets)		550	76,763
Pinnacle Financial Partners, Inc. (Banks)		860	74,080
Popular, Inc. (Banks)		470	63,060
Principal Financial Group, Inc. (Insurance)		590	53,165
Prudential Financial, Inc. (Insurance)		980	95,736
Raymond James Financial, Inc. (Capital Markets)		640	92,666
Regions Financial Corp. (Banks)		2,430	63,472
Reinsurance Group of America, Inc. (Insurance)		390	79,622
RenaissanceRe Holdings Ltd. (Insurance)		190	56,474
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	2,570	178,101
Rocket Cos., Inc. Class A (Financial Services)	(a)	3,690	52,583
Ryan Specialty Holdings, Inc. (Insurance)		830	28,004

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
SEI Investments Co. (Capital Markets)		770	$60,422
SoFi Technologies, Inc. (Consumer Finance)	(a)	5,510	87,499
Starwood Property Trust, Inc. (Mortgage REIT)		4,700	80,934
State Street Corp. (Capital Markets)		980	124,029
Stifel Financial Corp. (Capital Markets)		9,552	706,084
Synchrony Financial (Consumer Finance)		1,210	82,304
T. Rowe Price Group, Inc. (Capital Markets)		420	37,859
Texas Capital Bancshares, Inc. (Banks)	(a)	3,778	358,457
Toast, Inc. Class A (Financial Services)	(a)	1,160	30,752
Tradeweb Markets, Inc. Class A (Capital Markets)		700	82,362
UMB Financial Corp. (Banks)		3,404	383,937
Voya Financial, Inc. (Financial Services)		820	56,022
W. R. Berkley Corp. (Insurance)		978	64,822
WaFd, Inc. (Banks)		11,360	356,704
Walker & Dunlop, Inc. (Financial Services)		4,108	182,313
Western Alliance Bancorp (Banks)		940	66,599
Willis Towers Watson PLC (Insurance)		290	84,303
Wintrust Financial Corp. (Banks)		2,066	287,050
XP, Inc. Class A (Capital Markets)		2,360	44,934
Zions Bancorp N.A. (Banks)		1,381	79,573
			12,410,385
Health Care–11.8%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	143,615
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	46,286
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	430	142,274
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,131	179,366
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	575	131,520
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,705	219,824
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	18,659
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	28,560
Biogen, Inc. (Biotechnology)	(a)	500	91,665
Bio-Techne Corp. (Life Sciences Tools & Svs.)		8,144	425,605
Bridgebio Pharma, Inc. (Biotechnology)	(a)	3,546	263,326
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	7,709	328,480
Cardinal Health, Inc. (Health Care Providers & Svs.)		640	135,238
Cencora, Inc. (Health Care Providers & Svs.)		640	201,050
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	52,711
CG oncology, Inc. (Biotechnology)	(a)	2,505	169,538
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	39,675
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	20	1,430
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	84,529
Denali Therapeutics, Inc. (Biotechnology)	(a)	6,202	119,078
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	64,684
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	2,035	170,777
Doximity, Inc. Class A (Health Care Technology)	(a)	1,050	24,465
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	3,774	118,881
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	91,413
Encompass Health Corp. (Health Care Providers & Svs.)		3,345	323,562
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	16,206	411,146
Erasca, Inc. (Biotechnology)	(a)	5,728	92,679
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	91,822
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,096	333,315
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	5,560	479,050
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	3,995	369,018
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,025	195,506
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,110	83,905
Humana, Inc. (Health Care Providers & Svs.)		360	62,420
ICON PLC (Life Sciences Tools & Svs.)	(a)	2,475	273,883
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	240	134,854
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	55,467
Incyte Corp. (Biotechnology)	(a)	740	69,649
Insmed, Inc. (Biotechnology)	(a)	3,915	640,181
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	$56,867
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	4,210	370,480
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	93,797
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,772	147,590
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		210	56,030
Lumexa Imaging Holdings, Inc. (Health Care Providers & Svs.)	(a)	6,998	60,183
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	213	111,499
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	58,697
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	72,029
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	111	139,993
Natera, Inc. (Biotechnology)	(a)	1,555	310,984
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,786	367,028
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	2,713	86,843
Nuvalent, Inc. Class A (Biotechnology)	(a)	1,580	161,871
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	9,130	77,331
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	10	3,284
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		420	82,312
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,847	217,614
ResMed, Inc. (Health Care Equip. & Supplies)		510	114,485
Revolution Medicines, Inc. (Biotechnology)	(a)	850	82,663
Revvity, Inc. (Life Sciences Tools & Svs.)		420	36,796
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	1,856	161,416
Roivant Sciences Ltd. (Biotechnology)	(a)	670	18,559
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	102,176
Solventum Corp. (Health Care Equip. & Supplies)	(a)	1,060	69,218
STERIS PLC (Health Care Equip. & Supplies)		346	76,511
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	1,372	66,130
Tempus AI, Inc. Class A (Life Sciences Tools & Svs.)	(a)	700	31,654
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,998	565,753
Terns Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,258	119,042
United Therapeutics Corp. (Biotechnology)	(a)	170	100,807
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		380	68,009
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	510	89,587
Vera Therapeutics, Inc. (Biotechnology)	(a)	2,667	107,293
Viatris, Inc. (Pharmaceuticals)		5,730	77,412
Waters Corp. (Life Sciences Tools & Svs.)	(a)	343	102,145
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,858	166,193
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	76,857
			11,616,244
Industrials–22.8%
A. O. Smith Corp. (Building Products)		1,130	74,512
AAON, Inc. (Building Products)		550	45,513
Advanced Drainage Systems, Inc. (Building Products)		360	49,367
AGCO Corp. (Machinery)		520	60,252
Allegion PLC (Building Products)		440	63,928
Amentum Holdings, Inc. (Professional Svs.)	(a)	530	13,822
AMETEK, Inc. (Electrical Equip.)		781	167,415
API Group Corp. (Construction & Engineering)	(a)	5,815	235,624
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,214	322,098
ArcBest Corp. (Ground Transportation)		3,411	335,506
ATI, Inc. (Aerospace & Defense)	(a)	550	80,003
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	260	110,419
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	3,069	415,819
Boise Cascade Co. (Trading Companies & Distributors)		4,263	323,349
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	32,773

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	$56,381
BWX Technologies, Inc. (Aerospace & Defense)		2,104	430,247
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,217	534,247
CACI International, Inc. Class A (Professional Svs.)	(a)	773	420,412
Cardinal Infrastructure Group, Inc. Class A (Construction & Engineering)	(a)	64	2,538
Carlisle Cos., Inc. (Building Products)		81	27,023
Carpenter Technology Corp. (Aerospace & Defense)		170	67,005
CBIZ, Inc. (Professional Svs.)	(a)	2,971	79,771
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	71,682
CNH Industrial N.V. (Machinery)		29,200	321,200
Comfort Systems U.S.A., Inc. (Construction & Engineering)		709	977,704
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	6,467	319,470
Crane Co. (Machinery)		1,999	341,829
Cummins, Inc. (Machinery)		462	248,565
Curtiss-Wright Corp. (Aerospace & Defense)		613	417,527
Delta Air Lines, Inc. (Passenger Airlines)		2,270	150,910
Dover Corp. (Machinery)		300	62,535
EMCOR Group, Inc. (Construction & Engineering)		152	112,223
Equifax, Inc. (Professional Svs.)		620	111,643
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	77,344
Fastenal Co. (Trading Companies & Distributors)		3,990	185,136
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		670	156,284
First Advantage Corp. (Professional Svs.)	(a)	26,870	315,991
Forgent Power Solutions, Inc. (Electrical Equip.)	(a)	5,570	163,034
Fortive Corp. (Machinery)		1,010	55,833
FTAI Aviation Ltd. (Aerospace & Defense)		450	110,250
FTI Consulting, Inc. (Professional Svs.)	(a)	1,927	340,636
GATX Corp. (Trading Companies & Distributors)		2,257	385,360
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,550	302,761
Gibraltar Industries, Inc. (Building Products)	(a)	7,315	291,649
Graco, Inc. (Machinery)		930	78,724
Granite Construction, Inc. (Construction & Engineering)		3,082	369,470
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	7,715	400,023
HEICO Corp. (Aerospace & Defense)		140	38,388
HEICO Corp. Class A (Aerospace & Defense)		190	40,107
Hexcel Corp. (Aerospace & Defense)		4,306	348,485
Howmet Aerospace, Inc. (Aerospace & Defense)		1,390	320,339
Hubbell, Inc. (Electrical Equip.)		180	88,333
IDEX Corp. (Machinery)		350	66,343
Ingersoll Rand, Inc. (Machinery)		1,922	153,991
ITT, Inc. (Machinery)		2,080	396,302
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	65,689
Jacobs Solutions, Inc. (Professional Svs.)		500	63,640
JBT Marel Corp. (Machinery)		2,634	336,810
Kirby Corp. (Marine Transportation)	(a)	4,174	554,641
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		7,013	403,809
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	4,737	334,006
L3Harris Technologies, Inc. (Aerospace & Defense)		650	224,347
Landstar System, Inc. (Ground Transportation)		310	49,696
Leidos Holdings, Inc. (Professional Svs.)		400	62,208
Lennox International, Inc. (Building Products)		110	51,054
Leonardo DRS, Inc. (Aerospace & Defense)		1,730	77,020
Lincoln Electric Holdings, Inc. (Machinery)		240	59,779
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	18,221
Masco Corp. (Building Products)		710	42,863
MasTec, Inc. (Construction & Engineering)	(a)	250	80,435
Common Stocks (Continued)		Shares	Value
Industrials (continued)
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	$62,744
Mueller Industries, Inc. (Machinery)		650	72,020
Nextpower, Inc. Class A (Electrical Equip.)	(a)	4,191	505,225
nVent Electric PLC (Electrical Equip.)		660	78,065
Old Dominion Freight Line, Inc. (Ground Transportation)		650	127,010
Oshkosh Corp. (Machinery)		3,678	541,438
Otis Worldwide Corp. (Machinery)		1,080	83,246
Owens Corning (Building Products)		390	42,206
Parsons Corp. (Professional Svs.)	(a)	700	37,919
Paychex, Inc. (Professional Svs.)		1,450	133,574
Paycom Software, Inc. (Professional Svs.)		380	46,185
Paylocity Holding Corp. (Professional Svs.)	(a)	400	43,216
Pentair PLC (Machinery)		3,748	326,488
Planet Labs PBC (Professional Svs.)	(a)	8,720	243,724
Quanta Services, Inc. (Construction & Engineering)		510	280,000
QXO, Inc. (Trading Companies & Distributors)	(a)	3,870	75,155
RB Global, Inc. (Commercial Svs. & Supplies)		1,181	113,199
RBC Bearings, Inc. (Machinery)	(a)	682	370,408
Regal Rexnord Corp. (Electrical Equip.)		2,591	485,191
Robert Half, Inc. (Professional Svs.)		12,710	322,834
Rocket Lab Corp. (Aerospace & Defense)	(a)	10,041	644,833
Rockwell Automation, Inc. (Electrical Equip.)		390	139,963
Rollins, Inc. (Commercial Svs. & Supplies)		960	51,274
Saia, Inc. (Ground Transportation)	(a)	1,022	359,008
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	46,526
Snap-on, Inc. (Machinery)		210	76,276
Southwest Airlines Co. (Passenger Airlines)		2,410	90,544
SS&C Technologies Holdings, Inc. (Professional Svs.)		570	38,515
Stanley Black & Decker, Inc. (Machinery)		740	52,584
Tennant Co. (Machinery)		22	1,461
Terex Corp. (Machinery)		6,540	386,514
Textron, Inc. (Aerospace & Defense)		900	78,804
Toro Co. / The (Machinery)		700	65,408
TransUnion (Professional Svs.)		980	67,806
Trex Co., Inc. (Building Products)	(a)	610	22,216
U-Haul Holding Co. NVS (Ground Transportation)		840	37,523
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	810	74,577
United Rentals, Inc. (Trading Companies & Distributors)		221	161,012
Veralto Corp. (Commercial Svs. & Supplies)		750	66,315
Verisk Analytics, Inc. (Professional Svs.)		449	85,198
Vertiv Holdings Co. Class A (Electrical Equip.)		1,320	330,766
W.W. Grainger, Inc. (Trading Companies & Distributors)		153	166,894
Watsco, Inc. (Trading Companies & Distributors)		190	69,120
WESCO International, Inc. (Trading Companies & Distributors)		300	82,086
Westinghouse Air Brake Technologies Corp. (Machinery)		480	119,957
WillScot Holdings Corp. (Construction & Engineering)		18,882	327,792
Woodward, Inc. (Aerospace & Defense)		220	78,742
XPO, Inc. (Ground Transportation)	(a)	550	107,002
Xylem, Inc. (Machinery)		730	87,235
Zurn Elkay Water Solutions Corp. (Building Products)		7,187	322,265
			22,420,376
Information Technology–16.1%
ACI Worldwide, Inc. (Software)	(a)	6,412	262,956
Amdocs Ltd. (IT Svs.)		1,000	65,260
Amkor Technology, Inc. (Semiconductors & Equip.)		1,450	65,293
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	63,100
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	294	32,222
Aurora Innovation, Inc. (Software)	(a)	13,980	57,598
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		7,020	432,572

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Bentley Systems, Inc. Class B (Software)		1,100	$38,632
BILL Holdings, Inc. (Software)	(a)	490	18,767
Calix, Inc. (Communications Equip.)	(a)	6,530	319,905
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	28,920
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	42,357
Ciena Corp. (Communications Equip.)	(a)	1,587	616,121
Circle Internet Group, Inc. (Software)	(a)	811	77,378
Cloudflare, Inc. Class A (IT Svs.)	(a)	1,060	218,720
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	104,908
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,709	407,101
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,720	369,838
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		10,063	408,457
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	3,820	358,583
Datadog, Inc. Class A (Software)	(a)	1,054	124,425
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	5,541	475,307
Docusign, Inc. (Software)	(a)	1,070	50,729
Dynatrace, Inc. (Software)	(a)	1,560	57,689
Elastic N.V. (Software)	(a)	940	46,991
Entegris, Inc. (Semiconductors & Equip.)		680	79,723
EPAM Systems, Inc. (IT Svs.)	(a)	510	69,054
Everpure, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	50,184
F5, Inc. (Communications Equip.)	(a)	1,906	551,463
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,028	536,123
Fair Isaac Corp. (Software)	(a)	78	83,268
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	72,986
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	970	63,496
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,064	588,147
Gartner, Inc. (IT Svs.)	(a)	449	71,095
Gen Digital, Inc. (Software)		2,820	53,101
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	300	13,344
Globant SA (IT Svs.)	(a)	4,710	217,178
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	40,508
Guidewire Software, Inc. (Software)	(a)	210	31,408
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	126,193
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,390	45,912
HubSpot, Inc. (Software)	(a)	130	31,733
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		270	71,720
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	570	160,951
Klaviyo, Inc. Class A (Software)	(a)	8,048	156,614
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	5,122	475,117
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		660	223,971
Lumentum Holdings, Inc. (Communications Equip.)	(a)	230	161,635
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	1,607	356,866
Manhattan Associates, Inc. (Software)	(a)	380	50,586
Microchip Technology, Inc. (Semiconductors & Equip.)		1,506	97,303
MKS, Inc. (Semiconductors & Equip.)		1,284	295,076
MongoDB, Inc. (IT Svs.)	(a)	1,322	323,586
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		162	177,123
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	65,530
Nice Ltd. – ADR (Software)	(a)	2,010	221,623
Nova Ltd. (Semiconductors & Equip.)	(a)	750	325,710
Nutanix, Inc. Class A (Software)	(a)	650	24,707
Okta, Inc. (IT Svs.)	(a)	820	64,542
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,204	507,992
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	75,876
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,955	395,966
Procore Technologies, Inc. (Software)	(a)	7,084	403,788
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
PTC, Inc. (Software)	(a)	310	$44,172
Qnity Electronics, Inc. (Semiconductors & Equip.)		726	83,766
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	36,378
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		336	13,974
SailPoint, Inc. (Software)	(a)	3,280	43,427
Samsara, Inc. Class A (Software)	(a)	10,387	329,164
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	450	285,903
Semtech Corp. (Semiconductors & Equip.)	(a)	4,533	348,542
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	36,414
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	34,155
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		3,050	514,565
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	115	69,576
Teradyne, Inc. (Semiconductors & Equip.)		1,400	415,044
Trimble, Inc. (Software)	(a)	610	39,790
Twilio, Inc. Class A (IT Svs.)	(a)	670	84,299
Tyler Technologies, Inc. (Software)	(a)	100	34,238
Ubiquiti, Inc. (Communications Equip.)		120	94,835
UiPath, Inc. Class A (Software)	(a)	4,120	45,732
Unity Software, Inc. (Software)	(a)	2,300	50,462
Universal Display Corp. (Semiconductors & Equip.)		3,600	329,976
VeriSign, Inc. (IT Svs.)		220	54,639
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		1,180	319,178
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,291	269,922
Zoom Communications, Inc. (Software)	(a)	900	72,351
Zscaler, Inc. (Software)	(a)	250	35,073
			15,790,602
Materials–5.0%
Albemarle Corp. (Chemicals)		2,109	378,629
Alcoa Corp. (Metals & Mining)		3,566	236,533
Amcor PLC (Containers & Packaging)		1,298	51,595
Anglogold Ashanti PLC (Metals & Mining)		1,700	165,512
Avery Dennison Corp. (Containers & Packaging)		260	44,897
Avient Corp. (Chemicals)		8,496	308,405
Ball Corp. (Containers & Packaging)		990	58,519
CF Industries Holdings, Inc. (Chemicals)		890	115,558
Corteva, Inc. (Chemicals)		2,383	199,481
Crown Holdings, Inc. (Containers & Packaging)		630	63,157
Dow, Inc. (Chemicals)		2,130	88,714
DuPont de Nemours, Inc. (Chemicals)		1,452	66,502
Eagle Materials, Inc. (Construction Materials)		1,284	243,254
Eastman Chemical Co. (Chemicals)		660	50,371
Element Solutions, Inc. (Chemicals)		8,890	303,505
Graphic Packaging Holding Co. (Containers & Packaging)		2,542	25,267
International Flavors & Fragrances, Inc. (Chemicals)		719	52,163
International Paper Co. (Containers & Packaging)		2,947	105,208
Martin Marietta Materials, Inc. (Construction Materials)		270	158,944
MP Materials Corp. (Metals & Mining)	(a)	3,976	191,882
Nucor Corp. (Metals & Mining)		800	135,280
O-I Glass, Inc. (Containers & Packaging)	(a)	28,586	300,439
Packaging Corp. of America (Containers & Packaging)		580	123,088
PPG Industries, Inc. (Chemicals)		580	61,990
Reliance, Inc. (Metals & Mining)		1,981	602,065
Royal Gold, Inc. (Metals & Mining)		260	66,167
RPM International, Inc. (Chemicals)		4,169	414,399
Smurfit Westrock PLC (Containers & Packaging)		1,503	59,894
Steel Dynamics, Inc. (Metals & Mining)		480	86,400

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Vulcan Materials Co. (Construction Materials)		460	$125,258
Westlake Corp. (Chemicals)		550	64,251
			4,947,327
Real Estate–5.2%
American Healthcare REIT, Inc. (Health Care REITs)		3,670	173,077
Americold Realty Trust, Inc. (Industrial REITs)		7,100	81,366
AvalonBay Communities, Inc. (Residential REITs)		490	80,041
Brixmor Property Group, Inc. (Retail REITs)		10,601	305,309
Broadstone Net Lease, Inc. (Diversified REITs)		10,861	198,430
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,000	135,460
COPT Defense Properties (Office REITs)		12,082	369,709
Crown Castle, Inc. (Specialized REITs)		1,510	122,778
CubeSmart (Specialized REITs)		4,461	163,496
Digital Realty Trust, Inc. (Specialized REITs)		1,170	210,846
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	68,662
Equity Residential (Residential REITs)		940	55,601
Essex Property Trust, Inc. (Residential REITs)		270	65,340
Extra Space Storage, Inc. (Specialized REITs)		1,169	153,291
First Industrial Realty Trust, Inc. (Industrial REITs)		1,400	80,990
Gaming and Leisure Properties, Inc. (Specialized REITs)		1,710	75,873
Independence Realty Trust, Inc. (Residential REITs)		18,985	282,687
Invitation Homes, Inc. (Residential REITs)		1,780	44,233
Iron Mountain, Inc. (Specialized REITs)		940	96,012
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,894	576,382
Lineage, Inc. (Industrial REITs)		1,139	37,314
Mid-America Apartment Communities, Inc. (Residential REITs)		480	58,618
NNN REIT, Inc. (Retail REITs)		1,820	76,495
Omega Healthcare Investors, Inc. (Health Care REITs)		1,900	83,258
Realty Income Corp. (Retail REITs)		3,150	192,717
Regency Centers Corp. (Retail REITs)		950	71,877
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,002	184,724
SBA Communications Corp. (Specialized REITs)		280	48,191
Simon Property Group, Inc. (Retail REITs)		1,128	210,406
STAG Industrial, Inc. (Industrial REITs)		8,050	290,283
Sun Communities, Inc. (Residential REITs)		420	52,903
UDR, Inc. (Residential REITs)		2,130	71,951
Ventas, Inc. (Health Care REITs)		1,180	96,500
VICI Properties, Inc. (Specialized REITs)		3,360	91,795
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Vornado Realty Trust (Office REITs)		2,900	$75,371
W.P. Carey, Inc. (Diversified REITs)		1,020	69,319
			5,051,305
Utilities–4.0%
Alliant Energy Corp. (Electric Utilities)		1,140	81,806
Ameren Corp. (Multi-Utilities)		1,460	160,483
American Water Works Co., Inc. (Water Utilities)		510	69,406
Atmos Energy Corp. (Gas Utilities)		490	90,513
Brookfield Renewable Corp. (Ind. Power & Renewable Elec.)		2,000	79,660
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	83,730
Chesapeake Utilities Corp. (Gas Utilities)		2,428	306,826
CMS Energy Corp. (Multi-Utilities)		880	68,270
Consolidated Edison, Inc. (Multi-Utilities)		1,250	141,475
DTE Energy Co. (Multi-Utilities)		560	81,883
Edison International (Electric Utilities)		770	56,349
Entergy Corp. (Electric Utilities)		1,550	174,158
Essential Utilities, Inc. (Water Utilities)		1,890	76,110
Eversource Energy (Electric Utilities)		1,990	137,867
Exelon Corp. (Electric Utilities)		3,520	172,551
FirstEnergy Corp. (Electric Utilities)		1,520	77,003
IDACORP, Inc. (Electric Utilities)		4,567	652,944
NiSource, Inc. (Multi-Utilities)		1,200	55,992
NRG Energy, Inc. (Electric Utilities)		920	134,449
ONE Gas, Inc. (Gas Utilities)		4,228	364,158
PG&E Corp. (Electric Utilities)		5,716	100,430
PPL Corp. (Electric Utilities)		2,570	98,174
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,740	140,853
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	170	54,269
UGI Corp. (Gas Utilities)		1,500	54,630
Vistra Corp. (Ind. Power & Renewable Elec.)		1,180	177,390
WEC Energy Group, Inc. (Multi-Utilities)		930	107,666
Xcel Energy, Inc. (Electric Utilities)		2,060	163,647
			3,962,692
Total Common Stocks (Cost $92,063,600)			$97,904,381

Exchange Traded Funds–0.1%		Shares	Value
iShares Russell Mid-Cap ETF		1,072	$104,231
Total Exchange Traded Funds (Cost $102,537)			$104,231
Total Investments – 99.7% (Cost $92,166,137)	(b)		$98,008,612
Other Assets in Excess of Liabilities – 0.3%			321,168
Net Assets – 100.0%			$98,329,780

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–10.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)		113,654	$32,682,344
Alphabet, Inc. Class C (Interactive Media & Svs.)		91,303	26,191,179
AT&T, Inc. (Diversified Telecom. Svs.)		136,822	3,966,470
Charter Communications, Inc. Class A (Media)	(a)	1,690	364,837
Comcast Corp. Class A (Diversified Telecom. Svs.)		69,924	2,007,518
EchoStar Corp. Class A (Media)	(a)	2,642	309,299
Electronic Arts, Inc. (Entertainment)		4,421	901,309
Fox Corp. Class A (Media)		3,939	230,038
Fox Corp. Class B (Media)		2,779	147,565
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,099	472,629
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		42,695	24,427,090
Netflix, Inc. (Entertainment)	(a)	82,389	7,921,702
News Corp. Class A (Media)		7,267	181,166
News Corp. Class B (Media)		2,399	68,395
Omnicom Group, Inc. (Media)		6,175	465,039
Paramount Skydance Corp. Class B (Media)		6,100	55,022
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,417	674,858
TKO Group Holdings, Inc. (Entertainment)		1,301	262,347
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		9,229	1,938,367
Trade Desk, Inc. / The Class A (Media)	(a)	8,643	196,110
Verizon Communications, Inc. (Diversified Telecom. Svs.)		82,421	4,137,534
Walt Disney Co. / The (Entertainment)		34,547	3,329,640
Warner Bros. Discovery, Inc. (Entertainment)	(a)	48,648	1,335,874
			112,266,332
Consumer Discretionary–9.7%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,199	1,035,370
Amazon.com, Inc. (Broadline Retail)	(a)	190,699	39,716,881
Aptiv PLC (Automobile Components)	(a)	4,176	289,981
AutoZone, Inc. (Specialty Retail)	(a)	321	1,084,267
Best Buy Co., Inc. (Specialty Retail)		3,825	245,565
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		628	2,644,081
Carnival Corp. (Hotels, Restaurants & Leisure)		22,576	584,267
Carvana Co. (Specialty Retail)	(a)	2,776	872,719
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	25,565	818,336
D.R. Horton, Inc. (Household Durables)		5,288	725,619
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,260	443,050
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,786	278,851
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		610	218,862
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,338	1,101,801
eBay, Inc. (Broadline Retail)		8,872	807,530
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,297	530,354
Ford Motor Co. (Automobiles)		75,651	873,013
Garmin Ltd. (Household Durables)		3,209	744,520
General Motors Co. (Automobiles)		17,548	1,307,326
Genuine Parts Co. (Distributors)		2,731	288,803
Hasbro, Inc. (Leisure Products)		2,617	244,951
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		4,451	1,353,460
Home Depot, Inc. / The (Specialty Retail)		19,439	6,393,293
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		5,935	319,778
Lennar Corp. Class A (Household Durables)		4,235	367,767
Lowe's Cos., Inc. (Specialty Retail)		10,945	2,586,085
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,095	320,745
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,271	1,396,916
McDonald's Corp. (Hotels, Restaurants & Leisure)		13,916	4,324,954
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	3,766	$139,380
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		23,072	1,218,663
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	8,936	167,103
NVR, Inc. (Household Durables)	(a)	53	349,261
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	16,356	1,509,822
Pool Corp. (Distributors)		643	130,098
PulteGroup, Inc. (Household Durables)		3,772	443,625
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		759	261,088
Ross Stores, Inc. (Specialty Retail)		6,279	1,360,220
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		4,883	1,343,704
Starbucks Corp. (Hotels, Restaurants & Leisure)		22,200	1,988,898
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		3,974	560,771
Tesla, Inc. (Automobiles)	(a)	54,911	20,413,164
TJX Cos., Inc. / The (Specialty Retail)		21,702	3,465,809
Tractor Supply Co. (Specialty Retail)		10,372	469,852
Ulta Beauty, Inc. (Specialty Retail)	(a)	871	455,280
Williams-Sonoma, Inc. (Specialty Retail)		2,343	427,199
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,657	168,268
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,450	847,366
			107,638,716
Consumer Staples–5.2%
Altria Group, Inc. (Tobacco)		32,673	2,156,091
Archer-Daniels-Midland Co. (Food Products)		9,433	685,685
Brown-Forman Corp. Class B (Beverages)		3,354	88,680
Bunge Global SA (Food Products)		2,657	337,970
Campbell's Company / The (Food Products)		3,862	86,007
Church & Dwight Co., Inc. (Household Products)		4,646	433,565
Clorox Co. / The (Household Products)		2,373	245,914
Coca-Cola Co. / The (Beverages)		75,706	5,757,441
Colgate-Palmolive Co. (Household Products)		15,613	1,330,696
Conagra Brands, Inc. (Food Products)		9,390	147,611
Constellation Brands, Inc. Class A (Beverages)		2,757	413,550
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,669	8,638,052
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,321	513,032
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,630	397,521
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		4,853	348,300
General Mills, Inc. (Food Products)		10,474	389,842
Hershey Co. / The (Food Products)		2,908	604,544
Hormel Foods Corp. (Food Products)		5,723	129,626
J. M. Smucker Co. / The (Food Products)		2,094	201,945
Kenvue, Inc. (Personal Care Products)		37,609	648,379
Keurig Dr Pepper, Inc. (Beverages)		26,668	702,169
Kimberly-Clark Corp. (Household Products)		6,515	628,502
Kraft Heinz Co. / The (Food Products)		16,730	376,258
Kroger Co. / The (Consumer Staples Distribution & Retail)		11,428	826,930
McCormick & Co., Inc. (Food Products)		4,978	251,090
Molson Coors Beverage Co. Class B (Beverages)		3,323	143,088
Mondelez International, Inc. Class A (Food Products)		24,899	1,435,178
Monster Beverage Corp. (Beverages)	(a)	13,795	999,586
PepsiCo, Inc. (Beverages)		26,685	4,143,914
Philip Morris International, Inc. (Tobacco)		30,361	5,019,888
Procter & Gamble Co. / The (Household Products)		45,445	6,564,076
Sysco Corp. (Consumer Staples Distribution & Retail)		9,401	670,573
Target Corp. (Consumer Staples Distribution & Retail)		8,759	1,061,591

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Tyson Foods, Inc. Class A (Food Products)		5,537	$354,756
Walmart, Inc. (Consumer Staples Distribution & Retail)		85,611	10,639,735
			57,371,785
Energy–4.0%
APA Corp. (Oil, Gas & Consumable Fuels)		6,962	295,467
Baker Hughes Co. (Energy Equip. & Svs.)		19,162	1,169,840
Chevron Corp. (Oil, Gas & Consumable Fuels)		36,646	7,582,057
ConocoPhillips (Oil, Gas & Consumable Fuels)		23,926	3,158,232
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		14,891	523,270
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		12,175	612,646
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,789	749,426
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,546	1,524,635
EQT Corp. (Oil, Gas & Consumable Fuels)		12,250	779,590
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4,675	513,222
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		81,646	13,852,060
Halliburton Co. (Energy Equip. & Svs.)		16,440	640,996
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		37,987	1,273,704
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,729	1,398,907
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,117	917,605
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		12,186	1,101,493
Phillips 66 (Oil, Gas & Consumable Fuels)		7,828	1,426,105
SLB Ltd. (Energy Equip. & Svs.)		29,055	1,493,136
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,214	1,056,576
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		1,137	539,575
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		5,925	1,463,949
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		23,770	1,729,981
			43,802,472
Financials–12.4%
Aflac, Inc. (Insurance)		9,022	989,804
Allstate Corp. / The (Insurance)		5,104	1,058,263
American Express Co. (Consumer Finance)		10,451	3,161,218
American International Group, Inc. (Insurance)		10,532	792,533
Ameriprise Financial, Inc. (Capital Markets)		1,792	796,365
Aon PLC Class A (Insurance)		4,210	1,358,904
Apollo Global Management, Inc. (Financial Services)		8,979	1,000,440
Arch Capital Group Ltd. (Insurance)	(a)	7,017	673,562
Ares Management Corp. Class A (Capital Markets)		4,044	441,200
Arthur J. Gallagher & Co. (Insurance)		5,044	1,092,430
Assurant, Inc. (Insurance)		983	214,107
Bank of America Corp. (Banks)		129,611	6,318,536
Bank of New York Mellon Corp. / The (Capital Markets)		13,382	1,587,507
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	35,816	17,163,027
Blackrock, Inc. (Capital Markets)		2,814	2,706,252
Blackstone, Inc. (Capital Markets)		14,557	1,673,909
Block, Inc. (Financial Services)	(a)	10,750	646,935
Brown & Brown, Inc. (Insurance)		5,747	374,762
Capital One Financial Corp. (Consumer Finance)		12,158	2,217,984
CBOE Global Markets, Inc. (Capital Markets)		2,054	577,318
Charles Schwab Corp. / The (Capital Markets)		32,588	3,062,620
Chubb Ltd. (Insurance)		7,092	2,311,496
Cincinnati Financial Corp. (Insurance)		3,062	481,806
Citigroup, Inc. (Banks)		34,091	3,866,260
Citizens Financial Group, Inc. (Banks)		8,342	500,270
Common Stocks (Continued)		Shares	Value
Financials (continued)
CME Group, Inc. (Capital Markets)		7,028	$2,075,720
Coinbase Global, Inc. Class A (Capital Markets)	(a)	4,378	764,443
Corpay, Inc. (Financial Services)	(a)	1,373	399,529
Erie Indemnity Co. Class A (Insurance)		499	125,404
Everest Group Ltd. (Insurance)		799	261,153
FactSet Research Systems, Inc. (Capital Markets)		728	157,969
Fidelity National Information Services, Inc. (Financial Services)		10,165	476,840
Fifth Third Bancorp (Banks)		17,341	805,663
Fiserv, Inc. (Financial Services)	(a)	10,557	589,081
Franklin Resources, Inc. (Capital Markets)		6,031	142,452
Global Payments, Inc. (Financial Services)		4,671	314,358
Globe Life, Inc. (Insurance)		1,563	217,523
Goldman Sachs Group, Inc. / The (Capital Markets)		5,848	4,947,350
Hartford Insurance Group, Inc. / The (Insurance)		5,474	740,249
Huntington Bancshares, Inc. (Banks)		39,843	623,543
Interactive Brokers Group, Inc. Class A (Capital Markets)		8,742	586,326
Intercontinental Exchange, Inc. (Capital Markets)		11,051	1,738,101
Invesco Ltd. (Capital Markets)		8,715	211,687
Jack Henry & Associates, Inc. (Financial Services)		1,417	223,943
JPMorgan Chase & Co. (Banks)		52,655	15,488,995
KeyCorp (Banks)		18,393	368,780
KKR & Co., Inc. (Capital Markets)		13,309	1,231,082
Loews Corp. (Insurance)		3,317	354,057
M&T Bank Corp. (Banks)		2,980	616,026
Marsh & McLennan Cos., Inc. (Insurance)		9,404	1,631,124
Mastercard, Inc. Class A (Financial Services)		15,894	7,941,596
MetLife, Inc. (Insurance)		10,805	764,130
Moody's Corp. (Capital Markets)		2,977	1,298,716
Morgan Stanley (Capital Markets)		23,468	3,862,129
MSCI, Inc. (Capital Markets)		1,442	777,252
Nasdaq, Inc. (Capital Markets)		8,815	748,305
Northern Trust Corp. (Capital Markets)		3,658	510,547
PayPal Holdings, Inc. (Financial Services)		17,733	802,064
PNC Financial Services Group, Inc. / The (Banks)		7,855	1,634,547
Principal Financial Group, Inc. (Insurance)		3,883	349,897
Progressive Corp. / The (Insurance)		11,410	2,261,918
Prudential Financial, Inc. (Insurance)		6,831	667,320
Raymond James Financial, Inc. (Capital Markets)		3,443	498,512
Regions Financial Corp. (Banks)		17,038	445,033
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	15,513	1,075,051
S&P Global, Inc. (Capital Markets)		5,963	2,536,302
State Street Corp. (Capital Markets)		5,478	693,296
Synchrony Financial (Consumer Finance)		6,823	464,100
T. Rowe Price Group, Inc. (Capital Markets)		4,291	386,791
Travelers Cos., Inc. / The (Insurance)		4,190	1,222,139
Truist Financial Corp. (Banks)		24,450	1,123,966
U.S. Bancorp (Banks)		30,224	1,571,950
Visa, Inc. (Financial Services)		32,823	9,920,423
W. R. Berkley Corp. (Insurance)		5,848	387,605
Wells Fargo & Co. (Banks)		60,375	4,806,454
Willis Towers Watson PLC (Insurance)		1,866	542,446
			137,451,395
Health Care–9.4%
Abbott Laboratories (Health Care Equip. & Supplies)		33,912	3,481,745
AbbVie, Inc. (Biotechnology)		34,520	7,507,755
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,552	632,817
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,310	224,573
Amgen, Inc. (Biotechnology)		10,516	3,700,055
Baxter International, Inc. (Health Care Equip. & Supplies)		10,099	169,663

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Becton Dickinson & Co. (Health Care Equip. & Supplies)		5,589	$878,758
Biogen, Inc. (Biotechnology)	(a)	2,881	528,174
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,071	160,490
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	28,843	1,809,898
Bristol-Myers Squibb Co. (Pharmaceuticals)		39,713	2,408,593
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,619	976,041
Cencora, Inc. (Health Care Providers & Svs.)		3,818	1,199,387
Centene Corp. (Health Care Providers & Svs.)	(a)	9,170	300,226
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	966	166,635
Cigna Group / The (Health Care Providers & Svs.)		5,115	1,364,426
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	3,847	275,061
CVS Health Corp. (Health Care Providers & Svs.)		24,766	1,778,694
Danaher Corp. (Life Sciences Tools & Svs.)		12,239	2,320,514
DaVita, Inc. (Health Care Providers & Svs.)	(a)	656	100,821
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,554	474,391
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	11,391	912,191
Elevance Health, Inc. (Health Care Providers & Svs.)		4,280	1,252,970
Eli Lilly & Co. (Pharmaceuticals)		15,469	14,227,922
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,946	636,776
Gilead Sciences, Inc. (Biotechnology)		24,227	3,376,517
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,042	1,439,596
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,964	144,747
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4,369	330,253
Humana, Inc. (Health Care Providers & Svs.)		2,367	410,414
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,567	880,482
Incyte Corp. (Biotechnology)	(a)	3,281	308,808
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,381	289,789
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,923	3,191,434
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,329	567,728
Johnson & Johnson (Pharmaceuticals)		47,075	11,507,013
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,627	434,100
McKesson Corp. (Health Care Providers & Svs.)		2,387	2,065,614
Medtronic PLC (Health Care Equip. & Supplies)		24,986	2,165,037
Merck & Co., Inc. (Pharmaceuticals)		48,455	5,828,652
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	399	503,219
Moderna, Inc. (Biotechnology)	(a)	6,826	346,761
Pfizer, Inc. (Pharmaceuticals)		110,991	3,116,627
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,159	423,121
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,959	1,513,602
ResMed, Inc. (Health Care Equip. & Supplies)		2,859	641,788
Revvity, Inc. (Life Sciences Tools & Svs.)		2,225	194,932
Solventum Corp. (Health Care Equip. & Supplies)	(a)	2,894	188,978
STERIS PLC (Health Care Equip. & Supplies)		1,925	425,675
Stryker Corp. (Health Care Equip. & Supplies)		6,708	2,204,182
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,316	3,596,033
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,680	4,784,031
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,084	194,003
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,953	2,211,713
Viatris, Inc. (Pharmaceuticals)		22,608	305,434
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,925	$573,265
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,412	353,904
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3,890	351,734
Zoetis, Inc. (Pharmaceuticals)		8,157	964,239
			103,322,001
Industrials–8.9%
3M Co. (Industrial Conglomerates)		10,237	1,486,720
A. O. Smith Corp. (Building Products)		2,207	145,530
Allegion PLC (Building Products)		1,689	245,395
AMETEK, Inc. (Electrical Equip.)		4,519	968,693
Automatic Data Processing, Inc. (Professional Svs.)		7,803	1,585,414
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,549	657,845
Boeing Co. / The (Aerospace & Defense)	(a)	15,324	3,049,936
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,292	372,404
Builders FirstSource, Inc. (Building Products)	(a)	2,171	178,738
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,328	386,611
Carrier Global Corp. (Building Products)		15,166	853,997
Caterpillar, Inc. (Machinery)		9,090	6,439,901
Cintas Corp. (Commercial Svs. & Supplies)		6,588	1,114,294
Comfort Systems U.S.A., Inc. (Construction & Engineering)		691	952,882
Copart, Inc. (Commercial Svs. & Supplies)	(a)	17,481	580,369
CSX Corp. (Ground Transportation)		36,115	1,482,521
Cummins, Inc. (Machinery)		2,685	1,444,584
Deere & Co. (Machinery)		4,922	2,772,563
Delta Air Lines, Inc. (Passenger Airlines)		12,750	847,620
Dover Corp. (Machinery)		2,647	551,767
Eaton Corp. PLC (Electrical Equip.)		7,584	2,712,569
EMCOR Group, Inc. (Construction & Engineering)		879	648,975
Emerson Electric Co. (Electrical Equip.)		10,916	1,430,214
Equifax, Inc. (Professional Svs.)		2,363	425,505
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,631	376,838
Fastenal Co. (Trading Companies & Distributors)		22,204	1,030,266
FedEx Corp. (Air Freight & Logistics)		4,204	1,497,381
Fortive Corp. (Machinery)		6,152	340,083
GE Vernova, Inc. (Electrical Equip.)		5,260	4,591,454
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,152	225,020
General Dynamics Corp. (Aerospace & Defense)		4,938	1,694,820
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		20,475	5,810,191
Honeywell International, Inc. (Industrial Conglomerates)		12,392	2,800,964
Howmet Aerospace, Inc. (Aerospace & Defense)		7,807	1,799,201
Hubbell, Inc. (Electrical Equip.)		1,043	511,842
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		770	292,523
IDEX Corp. (Machinery)		1,469	278,449
Illinois Tool Works, Inc. (Machinery)		5,091	1,325,136
Ingersoll Rand, Inc. (Machinery)		6,986	559,718
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,467	310,857
Jacobs Solutions, Inc. (Professional Svs.)		2,305	293,380
Johnson Controls International PLC (Building Products)		11,904	1,558,829
L3Harris Technologies, Inc. (Aerospace & Defense)		3,666	1,265,320
Leidos Holdings, Inc. (Professional Svs.)		2,510	390,355
Lennox International, Inc. (Building Products)		626	290,545
Lockheed Martin Corp. (Aerospace & Defense)		3,949	2,386,736
Masco Corp. (Building Products)		3,997	241,299
Nordson Corp. (Machinery)		1,039	276,436
Norfolk Southern Corp. (Ground Transportation)		4,355	1,249,885

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Northrop Grumman Corp. (Aerospace & Defense)		2,597	$1,771,777
Old Dominion Freight Line, Inc. (Ground Transportation)		3,612	705,785
Otis Worldwide Corp. (Machinery)		7,630	588,120
PACCAR, Inc. (Machinery)		10,183	1,176,137
Parker-Hannifin Corp. (Machinery)		2,461	2,203,186
Paychex, Inc. (Professional Svs.)		6,342	584,225
Pentair PLC (Machinery)		3,212	279,797
Quanta Services, Inc. (Construction & Engineering)		2,901	1,592,707
Republic Services, Inc. (Commercial Svs. & Supplies)		3,950	865,129
Rockwell Automation, Inc. (Electrical Equip.)		2,205	791,330
Rollins, Inc. (Commercial Svs. & Supplies)		5,760	307,642
RTX Corp. (Aerospace & Defense)		26,215	5,056,874
Snap-on, Inc. (Machinery)		1,019	370,121
Southwest Airlines Co. (Passenger Airlines)		9,644	362,325
Stanley Black & Decker, Inc. (Machinery)		3,040	216,022
Textron, Inc. (Aerospace & Defense)		3,419	299,368
Trane Technologies PLC (Building Products)		4,309	1,795,733
TransDigm Group, Inc. (Aerospace & Defense)		1,108	1,284,128
Uber Technologies, Inc. (Ground Transportation)	(a)	40,192	2,891,011
Union Pacific Corp. (Ground Transportation)		11,585	2,810,753
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	6,349	584,552
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,354	1,412,147
United Rentals, Inc. (Trading Companies & Distributors)		1,217	886,658
Veralto Corp. (Commercial Svs. & Supplies)		4,874	430,959
Verisk Analytics, Inc. (Professional Svs.)		2,736	519,156
Vertiv Holdings Co. Class A (Electrical Equip.)		7,454	1,867,823
W.W. Grainger, Inc. (Trading Companies & Distributors)		845	921,734
Waste Management, Inc. (Commercial Svs. & Supplies)		7,217	1,658,394
Westinghouse Air Brake Technologies Corp. (Machinery)		3,347	836,449
Xylem, Inc. (Machinery)		4,782	571,449
			98,374,066
Information Technology–32.5%
Accenture PLC Class A (IT Svs.)		11,986	2,376,704
Adobe, Inc. (Software)	(a)	7,993	1,942,938
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	31,821	6,473,346
Akamai Technologies, Inc. (IT Svs.)	(a)	2,824	324,336
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		23,977	3,029,494
Analog Devices, Inc. (Semiconductors & Equip.)		9,541	3,035,374
Apple, Inc. (Tech. Hardware, Storage & Periph.)		286,626	72,742,814
Applied Materials, Inc. (Semiconductors & Equip.)		15,490	5,294,327
AppLovin Corp. Class A (Software)	(a)	5,285	2,103,430
Arista Networks, Inc. (Communications Equip.)	(a)	20,140	2,472,789
Autodesk, Inc. (Software)	(a)	4,161	996,143
Broadcom, Inc. (Semiconductors & Equip.)		92,561	28,648,555
Cadence Design Systems, Inc. (Software)	(a)	5,290	1,469,932
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,556	309,327
Ciena Corp. (Communications Equip.)	(a)	2,765	1,073,456
Cisco Systems, Inc. (Communications Equip.)		77,133	5,984,750
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,387	575,892
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,680	876,613
Corning, Inc. (Electronic Equip., Instr. & Comp.)		15,219	2,069,327
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,910	1,916,913
Datadog, Inc. Class A (Software)	(a)	6,444	760,714
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		5,833	957,370
EPAM Systems, Inc. (IT Svs.)	(a)	1,084	146,774
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
F5, Inc. (Communications Equip.)	(a)	1,109	$320,867
Fair Isaac Corp. (Software)	(a)	466	497,474
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,106	415,430
Fortinet, Inc. (Software)	(a)	12,407	1,013,900
Gartner, Inc. (IT Svs.)	(a)	1,383	218,984
Gen Digital, Inc. (Software)		10,819	203,722
GoDaddy, Inc. Class A (IT Svs.)	(a)	2,653	219,324
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		26,083	621,036
HP, Inc. (Tech. Hardware, Storage & Periph.)		18,019	346,145
Intel Corp. (Semiconductors & Equip.)	(a)	91,626	4,043,455
International Business Machines Corp. (IT Svs.)		18,239	4,420,951
Intuit, Inc. (Software)		5,423	2,344,797
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,073	550,651
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,317	936,621
KLA Corp. (Semiconductors & Equip.)		2,557	3,764,952
Lam Research Corp. (Semiconductors & Equip.)		24,368	5,206,467
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,401	984,567
Microchip Technology, Inc. (Semiconductors & Equip.)		10,622	686,287
Micron Technology, Inc. (Semiconductors & Equip.)		21,967	7,421,331
Microsoft Corp. (Software)		144,976	53,665,766
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		956	1,045,243
Motorola Solutions, Inc. (Communications Equip.)		3,219	1,396,949
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		3,888	398,092
NVIDIA Corp. (Semiconductors & Equip.)		474,395	82,734,487
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,864	957,527
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,734	478,889
Oracle Corp. (Software)		33,089	4,867,723
Palantir Technologies, Inc. Class A (Software)	(a)	44,577	6,520,724
Palo Alto Networks, Inc. (Software)	(a)	15,753	2,525,521
PTC, Inc. (Software)	(a)	2,336	332,857
Qnity Electronics, Inc. (Semiconductors & Equip.)		4,112	474,443
QUALCOMM, Inc. (Semiconductors & Equip.)		20,827	2,682,101
Roper Technologies, Inc. (Software)		2,092	740,275
Salesforce, Inc. (Software)		18,259	3,408,408
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	2,876	1,827,238
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,246	1,663,413
ServiceNow, Inc. (Software)	(a)	20,368	2,129,474
Skyworks Solutions, Inc. (Semiconductors & Equip.)		2,952	158,080
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,876	224,877
Synopsys, Inc. (Software)	(a)	3,719	1,474,509
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		5,687	1,188,697
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	922	557,819
Teradyne, Inc. (Semiconductors & Equip.)		3,074	911,318
Texas Instruments, Inc. (Semiconductors & Equip.)		17,717	3,439,578
Trimble, Inc. (Software)	(a)	4,670	304,624
Tyler Technologies, Inc. (Software)	(a)	845	289,311
VeriSign, Inc. (IT Svs.)		1,620	402,343
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		6,605	1,786,587
Workday, Inc. Class A (Software)	(a)	4,181	543,196
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	966	201,971
			359,130,319

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials–2.1%
Air Products & Chemicals, Inc. (Chemicals)		4,318	$1,254,336
Albemarle Corp. (Chemicals)		2,313	415,253
Amcor PLC (Containers & Packaging)		9,069	360,493
Avery Dennison Corp. (Containers & Packaging)		1,517	261,955
Ball Corp. (Containers & Packaging)		5,260	310,919
CF Industries Holdings, Inc. (Chemicals)		3,062	397,570
Corteva, Inc. (Chemicals)		13,201	1,105,056
CRH PLC (Construction Materials)		13,016	1,368,242
Dow, Inc. (Chemicals)		14,084	586,599
DuPont de Nemours, Inc. (Chemicals)		8,032	367,866
Ecolab, Inc. (Chemicals)		4,947	1,316,001
Freeport-McMoRan, Inc. (Metals & Mining)		27,945	1,642,607
International Flavors & Fragrances, Inc. (Chemicals)		5,027	364,709
International Paper Co. (Containers & Packaging)		10,365	370,030
Linde PLC (Chemicals)		9,125	4,523,810
LyondellBasell Industries N.V. Class A (Chemicals)		5,054	407,150
Martin Marietta Materials, Inc. (Construction Materials)		1,184	696,997
Mosaic Co. / The (Chemicals)		6,230	158,865
Newmont Corp. (Metals & Mining)		21,268	2,302,261
Nucor Corp. (Metals & Mining)		4,492	759,597
Packaging Corp. of America (Containers & Packaging)		1,754	372,234
PPG Industries, Inc. (Chemicals)		4,405	470,806
Sherwin-Williams Co. / The (Chemicals)		4,477	1,435,102
Smurfit Westrock PLC (Containers & Packaging)		10,254	408,622
Steel Dynamics, Inc. (Metals & Mining)		2,694	484,920
Vulcan Materials Co. (Construction Materials)		2,594	706,346
			22,848,346
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,062	142,138
American Tower Corp. (Specialized REITs)		9,097	1,569,960
AvalonBay Communities, Inc. (Residential REITs)		2,779	453,950
BXP, Inc. (Office REITs)		2,894	150,199
Camden Property Trust (Residential REITs)		2,030	198,250
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	5,703	772,528
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	8,319	335,588
Crown Castle, Inc. (Specialized REITs)		8,548	695,038
Digital Realty Trust, Inc. (Specialized REITs)		6,339	1,142,351
Equinix, Inc. (Specialized REITs)		1,913	1,875,199
Equity Residential (Residential REITs)		6,748	399,144
Essex Property Trust, Inc. (Residential REITs)		1,265	306,130
Extra Space Storage, Inc. (Specialized REITs)		4,166	546,288
Federal Realty Investment Trust (Retail REITs)		1,541	163,670
Healthpeak Properties, Inc. (Health Care REITs)		13,643	224,154
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		12,554	240,535
Invitation Homes, Inc. (Residential REITs)		11,070	275,090
Iron Mountain, Inc. (Specialized REITs)		5,807	593,127
Kimco Realty Corp. (Retail REITs)		13,232	297,323
Mid-America Apartment Communities, Inc. (Residential REITs)		2,295	280,265
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Prologis, Inc. (Industrial REITs)	18,131	$2,396,556
Public Storage (Specialized REITs)	3,100	839,728
Realty Income Corp. (Retail REITs)	17,767	1,086,985
Regency Centers Corp. (Retail REITs)	3,231	244,457
SBA Communications Corp. (Specialized REITs)	2,091	359,882
Simon Property Group, Inc. (Retail REITs)	6,300	1,175,139
UDR, Inc. (Residential REITs)	5,903	199,403
Ventas, Inc. (Health Care REITs)	9,323	762,435
VICI Properties, Inc. (Specialized REITs)	20,980	573,174
Welltower, Inc. (Health Care REITs)	13,601	2,689,054
Weyerhaeuser Co. (Specialized REITs)	14,143	345,513
		21,333,253
Utilities–2.5%
AES Corp. / The (Ind. Power & Renewable Elec.)	13,978	196,950
Alliant Energy Corp. (Electric Utilities)	5,046	362,101
Ameren Corp. (Multi-Utilities)	5,425	596,316
American Electric Power Co., Inc. (Electric Utilities)	10,501	1,376,471
American Water Works Co., Inc. (Water Utilities)	3,831	521,361
Atmos Energy Corp. (Gas Utilities)	3,247	599,786
CenterPoint Energy, Inc. (Multi-Utilities)	12,815	553,095
CMS Energy Corp. (Multi-Utilities)	6,015	466,644
Consolidated Edison, Inc. (Multi-Utilities)	7,085	801,880
Constellation Energy Corp. (Electric Utilities)	6,066	1,693,931
Dominion Energy, Inc. (Multi-Utilities)	16,512	1,020,772
DTE Energy Co. (Multi-Utilities)	4,077	596,139
Duke Energy Corp. (Electric Utilities)	15,147	1,983,348
Edison International (Electric Utilities)	7,553	552,729
Entergy Corp. (Electric Utilities)	8,879	997,644
Evergy, Inc. (Electric Utilities)	4,519	370,197
Eversource Energy (Electric Utilities)	7,365	510,247
Exelon Corp. (Electric Utilities)	19,761	968,684
FirstEnergy Corp. (Electric Utilities)	10,205	516,985
NextEra Energy, Inc. (Electric Utilities)	40,690	3,779,287
NiSource, Inc. (Multi-Utilities)	9,393	438,277
NRG Energy, Inc. (Electric Utilities)	4,169	609,258
PG&E Corp. (Electric Utilities)	43,144	758,040
Pinnacle West Capital Corp. (Electric Utilities)	2,349	236,662
PPL Corp. (Electric Utilities)	14,520	554,664
Public Service Enterprise Group, Inc. (Multi-Utilities)	9,611	778,011
Sempra (Multi-Utilities)	12,653	1,229,492
Southern Co. / The (Electric Utilities)	21,454	2,070,740
Vistra Corp. (Ind. Power & Renewable Elec.)	6,252	939,863
WEC Energy Group, Inc. (Multi-Utilities)	6,388	739,539
Xcel Energy, Inc. (Electric Utilities)	11,419	907,125
		27,726,238
Total Common Stocks (Cost $575,529,201)		$1,091,264,923

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.633%	05/14/2026	$472,000	$469,947
Total U.S. Treasury Obligations (Cost $469,964)					$469,947
Total Investments – 98.8% (Cost $575,999,165)				(d)	$1,091,734,870
Other Assets in Excess of Liabilities – 1.2%				(b)	13,157,046
Net Assets – 100.0%					$1,104,891,916

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $337,510 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of March 31, 2026
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	33	June 18, 2026	$10,901,269	$10,841,738	$(59,531)	$301,125
Total Futures Contracts			$10,901,269	$10,841,738	$(59,531)	$301,125
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–8.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		14,383	$4,135,976
Alphabet, Inc. Class C (Interactive Media & Svs.)		9,949	2,853,970
AT&T, Inc. (Diversified Telecom. Svs.)		61,154	1,772,855
Comcast Corp. Class A (Diversified Telecom. Svs.)		35,967	1,032,613
Fox Corp. Class A (Media)		13,152	768,077
Fox Corp. Class B (Media)		890	47,259
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		2,632	1,505,846
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	23,048	422,700
Roku, Inc. (Entertainment)	(a)	2,019	191,038
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,004	630,930
Trade Desk, Inc. / The Class A (Media)	(a)	6,277	142,425
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,262	916,752
Walt Disney Co. / The (Entertainment)		6,951	669,937
			15,090,378
Consumer Discretionary–7.8%
Amazon.com, Inc. (Broadline Retail)	(a)	21,932	4,567,778
AutoZone, Inc. (Specialty Retail)	(a)	101	341,156
Best Buy Co., Inc. (Specialty Retail)		4,312	276,830
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		57	239,988
BorgWarner, Inc. (Automobile Components)		14,053	762,516
Carnival Corp. (Hotels, Restaurants & Leisure)		8,126	210,301
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	12,211	390,874
Garmin Ltd. (Household Durables)		2,813	652,644
General Motors Co. (Automobiles)		6,854	510,623
Home Depot, Inc. / The (Specialty Retail)		1,760	578,847
Lithia Motors, Inc. (Specialty Retail)		1,483	370,335
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,548	1,102,683
MercadoLibre, Inc. (Broadline Retail)	(a)	150	259,353
Meritage Homes Corp. (Household Durables)		4,293	265,479
TJX Cos., Inc. / The (Specialty Retail)		11,869	1,895,479
Toll Brothers, Inc. (Household Durables)		7,461	1,018,203
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,160	6,716
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	8,948	657,499
			14,107,304
Consumer Staples–7.0%
Altria Group, Inc. (Tobacco)		13,793	910,200
Coca-Cola Co. / The (Beverages)		3,849	292,716
Colgate-Palmolive Co. (Household Products)		3,468	295,578
Conagra Brands, Inc. (Food Products)		19,691	309,542
Constellation Brands, Inc. Class A (Beverages)		2,038	305,700
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		1,492	1,486,673
Dollar General Corp. (Consumer Staples Distribution & Retail)		2,231	264,887
General Mills, Inc. (Food Products)		15,617	581,265
Molson Coors Beverage Co. Class B (Beverages)		9,294	400,200
PepsiCo, Inc. (Beverages)		2,618	406,549
Philip Morris International, Inc. (Tobacco)		5,505	910,197
Procter & Gamble Co. / The (Household Products)		17,828	2,575,076
Target Corp. (Consumer Staples Distribution & Retail)		4,098	496,678
Walmart, Inc. (Consumer Staples Distribution & Retail)		26,979	3,352,950
			12,588,211
Common Stocks (Continued)		Shares	Value
Energy–7.1%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		1,421	$403,223
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,581	3,223,709
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		3,322	472,322
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		40,248	2,025,279
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2,778	401,615
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		14,819	2,514,192
Halliburton Co. (Energy Equip. & Svs.)		11,630	453,454
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		24,968	837,177
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,656	404,362
Phillips 66 (Oil, Gas & Consumable Fuels)		5,360	976,485
SLB Ltd. (Energy Equip. & Svs.)		8,641	444,061
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,536	626,595
			12,782,474
Financials–21.0%
Allstate Corp. / The (Insurance)		6,248	1,295,460
American Express Co. (Consumer Finance)		1,412	427,102
Bank of America Corp. (Banks)		69,299	3,378,326
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,461	4,533,711
Capital One Financial Corp. (Consumer Finance)		3,831	698,889
Charles Schwab Corp. / The (Capital Markets)		23,839	2,240,389
Chubb Ltd. (Insurance)		2,206	719,002
Citigroup, Inc. (Banks)		21,796	2,471,884
CME Group, Inc. (Capital Markets)		4,553	1,344,729
Credicorp Ltd. (Banks)		1,103	374,116
Fidelity National Information Services, Inc. (Financial Services)		4,108	192,706
Fiserv, Inc. (Financial Services)	(a)	1,456	81,245
Goldman Sachs Group, Inc. / The (Capital Markets)		1,119	946,663
Huntington Bancshares, Inc. (Banks)		70,297	1,100,148
Interactive Brokers Group, Inc. Class A (Capital Markets)		5,859	392,963
Intercontinental Exchange, Inc. (Capital Markets)		9,716	1,528,133
JPMorgan Chase & Co. (Banks)		17,916	5,270,171
KeyCorp (Banks)		7,082	141,994
Marsh & McLennan Cos., Inc. (Insurance)		5,109	886,156
Mastercard, Inc. Class A (Financial Services)		1,602	800,455
MetLife, Inc. (Insurance)		6,115	432,453
Morgan Stanley (Capital Markets)		13,677	2,250,824
OneMain Holdings, Inc. (Consumer Finance)		10,514	562,394
PayPal Holdings, Inc. (Financial Services)		5,548	250,936
PNC Financial Services Group, Inc. / The (Banks)		3,227	671,506
Progressive Corp. / The (Insurance)		1,999	396,282
Travelers Cos., Inc. / The (Insurance)		7,031	2,050,802
Unum Group (Insurance)		5,146	375,812
Visa, Inc. (Financial Services)		1,801	544,334
Wells Fargo & Co. (Banks)		22,026	1,753,490
			38,113,075
Health Care–11.1%
Abbott Laboratories (Health Care Equip. & Supplies)		6,573	674,850
Amgen, Inc. (Biotechnology)		1,628	572,812
Biogen, Inc. (Biotechnology)	(a)	5,765	1,056,897
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	10,961	687,803

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)		39,778	$2,412,536
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,228	1,527,349
Centene Corp. (Health Care Providers & Svs.)	(a)	13,034	426,733
Cigna Group / The (Health Care Providers & Svs.)		2,551	680,479
Danaher Corp. (Life Sciences Tools & Svs.)		1,258	238,517
Exelixis, Inc. (Biotechnology)	(a)	6,133	263,044
Gilead Sciences, Inc. (Biotechnology)		2,299	320,412
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	3,887	293,818
Johnson & Johnson (Pharmaceuticals)		11,252	2,750,439
Medtronic PLC (Health Care Equip. & Supplies)		4,805	416,353
Natera, Inc. (Biotechnology)	(a)	2,544	508,775
Pfizer, Inc. (Pharmaceuticals)		79,313	2,227,109
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,513	1,169,004
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,725	243,242
Stryker Corp. (Health Care Equip. & Supplies)		2,285	750,828
United Therapeutics Corp. (Biotechnology)	(a)	515	305,385
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		7,164	1,938,507
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	746	131,042
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	944	421,534
			20,017,468
Industrials–14.2%
3M Co. (Industrial Conglomerates)		15,726	2,283,887
AMETEK, Inc. (Electrical Equip.)		2,960	634,506
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,455	651,361
Boeing Co. / The (Aerospace & Defense)	(a)	1,989	395,871
Caterpillar, Inc. (Machinery)		2,928	2,074,371
Comfort Systems U.S.A., Inc. (Construction & Engineering)		600	827,394
Copart, Inc. (Commercial Svs. & Supplies)	(a)	4,892	162,414
Delta Air Lines, Inc. (Passenger Airlines)		4,840	321,763
Dover Corp. (Machinery)		1,984	413,565
Eaton Corp. PLC (Electrical Equip.)		2,577	921,716
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		4,451	1,038,240
General Dynamics Corp. (Aerospace & Defense)		3,710	1,273,346
HEICO Corp. Class A (Aerospace & Defense)		2,427	512,315
Illinois Tool Works, Inc. (Machinery)		3,224	839,175
Leidos Holdings, Inc. (Professional Svs.)		1,822	283,357
Lockheed Martin Corp. (Aerospace & Defense)		2,354	1,422,734
MasTec, Inc. (Construction & Engineering)	(a)	3,363	1,082,012
Mueller Industries, Inc. (Machinery)		3,928	435,222
Northrop Grumman Corp. (Aerospace & Defense)		968	660,408
Owens Corning (Building Products)		2,994	324,011
Parker-Hannifin Corp. (Machinery)		2,793	2,500,405
Rockwell Automation, Inc. (Electrical Equip.)		1,858	666,799
RTX Corp. (Aerospace & Defense)		12,047	2,323,866
Trane Technologies PLC (Building Products)		2,125	885,573
Union Pacific Corp. (Ground Transportation)		7,064	1,713,868
Veralto Corp. (Commercial Svs. & Supplies)		2,867	253,500
Vertiv Holdings Co. Class A (Electrical Equip.)		1,518	380,380
Waste Management, Inc. (Commercial Svs. & Supplies)		1,826	419,597
			25,701,656
Information Technology–12.6%
Accenture PLC Class A (IT Svs.)		2,865	568,101
Adobe, Inc. (Software)	(a)	1,726	419,556
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,168	$644,466
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		5,411	683,680
Analog Devices, Inc. (Semiconductors & Equip.)		2,455	781,034
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4,169	1,058,050
Applied Materials, Inc. (Semiconductors & Equip.)		4,193	1,433,125
Cisco Systems, Inc. (Communications Equip.)		11,508	892,906
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		3,185	522,754
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,374	271,035
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	9,654	631,951
Intel Corp. (Semiconductors & Equip.)	(a)	30,238	1,334,403
International Business Machines Corp. (IT Svs.)		3,648	884,239
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,049	578,576
Lam Research Corp. (Semiconductors & Equip.)		3,780	807,635
Lumentum Holdings, Inc. (Communications Equip.)	(a)	516	362,624
Marvell Technology, Inc. (Semiconductors & Equip.)		9,164	907,694
Micron Technology, Inc. (Semiconductors & Equip.)		8,364	2,825,694
Microsoft Corp. (Software)		2,155	797,716
Motorola Solutions, Inc. (Communications Equip.)		3,108	1,348,779
NVIDIA Corp. (Semiconductors & Equip.)		3,708	646,675
QUALCOMM, Inc. (Semiconductors & Equip.)		8,288	1,067,329
Salesforce, Inc. (Software)		7,054	1,316,770
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	958	608,656
Texas Instruments, Inc. (Semiconductors & Equip.)		3,256	632,120
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		3,209	868,002
			22,893,570
Materials–4.2%
Albemarle Corp. (Chemicals)		1,732	310,946
Alcoa Corp. (Metals & Mining)		7,306	484,607
Corteva, Inc. (Chemicals)		17,221	1,441,570
Ecolab, Inc. (Chemicals)		1,013	269,478
FMC Corp. (Chemicals)		21,121	363,704
Freeport-McMoRan, Inc. (Metals & Mining)		26,404	1,552,027
Louisiana-Pacific Corp. (Paper & Forest Products)		6,698	487,280
LyondellBasell Industries N.V. Class A (Chemicals)		9,781	787,957
Newmont Corp. (Metals & Mining)		9,001	974,358
Nucor Corp. (Metals & Mining)		1,277	215,941
Smurfit Westrock PLC (Containers & Packaging)		7,440	296,484
Vulcan Materials Co. (Construction Materials)		1,331	362,431
			7,546,783
Real Estate–2.8%
CubeSmart (Specialized REITs)		10,545	386,474
Digital Realty Trust, Inc. (Specialized REITs)		3,272	589,647
Equinix, Inc. (Specialized REITs)		1,038	1,017,489
Kimco Realty Corp. (Retail REITs)		17,501	393,247
Lineage, Inc. (Industrial REITs)		7,842	256,904
NNN REIT, Inc. (Retail REITs)		11,206	470,988
Simon Property Group, Inc. (Retail REITs)		3,266	609,207

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Ventas, Inc. (Health Care REITs)	12,760	$1,043,513
VICI Properties, Inc. (Specialized REITs)	13,630	372,372
		5,139,841
Utilities–3.3%
Consolidated Edison, Inc. (Multi-Utilities)	8,104	917,211
Edison International (Electric Utilities)	14,776	1,081,308
Entergy Corp. (Electric Utilities)	10,960	1,231,466
NextEra Energy, Inc. (Electric Utilities)	7,115	660,841
PG&E Corp. (Electric Utilities)	67,670	1,188,962
Common Stocks (Continued)		Shares	Value
Utilities (continued)
Pinnacle West Capital Corp. (Electric Utilities)		5,043	$508,082
Portland General Electric Co. (Electric Utilities)		7,290	384,693
			5,972,563
Total Common Stocks (Cost $153,900,754)			$179,953,323
Total Investments – 99.4% (Cost $153,900,754)	(b)		$179,953,323
Other Assets in Excess of Liabilities – 0.6%	(c)		1,125,181
Net Assets – 100.0%			$181,078,504

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $187,305 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	7	June 18, 2026	$2,338,421	$2,299,763	$(38,658)	$63,875
Total Futures Contracts			$2,338,421	$2,299,763	$(38,658)	$63,875
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Corporate Bonds–96.8%		Rate	Maturity	Face Amount	Value
Communication Services–8.7%
Altice France SA (Diversified Telecom. Svs.)	(a)	6.875%	10/15/2030	$989,736	$946,780
ANGI Group LLC (Interactive Media & Svs.)	(a)	3.875%	08/15/2028	1,000,000	890,100
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	250,000	242,997
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	62,000	61,930
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	123,282
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	160,000	151,820
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	100,000	93,448
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	330,841
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	174,125
Cogent Communications Group LLC / Cogent Finance, Inc. (Diversified Telecom. Svs.)	(a)	7.000%	06/15/2027	1,000,000	989,153
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	148,213
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	254,851
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	133,363
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	193,052
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	185,000	173,220
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	317,771
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	200,000	190,410
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	476,020
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	392,528
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	175,000	164,411
Versant Media Group, Inc. (Media)	(a)	7.250%	01/30/2031	1,000,000	1,023,401
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	1,000,000	819,401
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	171,768
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	428,598
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	118,699
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	4.625%	10/15/2030	1,000,000	942,867
					9,953,049
Consumer Discretionary–14.4%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	228,637
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	150,327
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	450,337
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,000,000	918,365
American Axle & Manufacturing, Inc. (Automobile Components)	(a)	7.750%	10/15/2033	1,000,000	973,498
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	236,753
Ashton Woods U.S.A. LLC / Ashton Woods Finance Co. (Household Durables)	(a)	4.625%	08/01/2029	1,000,000	944,718
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	579,726	617,418
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	272,141
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC (Household Durables)	(a)	4.875%	02/15/2030	1,000,000	918,132
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	151,853
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	120,000	125,775
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	299,891
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	456,107
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	180,000	179,686
LGI Homes, Inc. (Household Durables)	(a)	7.000%	11/15/2032	1,000,000	927,227
Lithia Motors, Inc. (Specialty Retail)	(a)	4.625%	12/15/2027	1,000,000	986,769
Mattamy Group Corp. (Household Durables)	(a)	6.000%	12/15/2033	1,000,000	939,054
Newell Brands, Inc. (Household Durables)		7.375%	04/01/2036	1,000,000	920,532
Nissan Motor Co. Ltd. (Automobiles)	(a)	4.810%	09/17/2030	1,000,000	907,863
Nordstrom, Inc. (Broadline Retail)		4.375%	04/01/2030	1,000,000	933,452
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	176,725
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	200,000	201,998
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	200,000	192,563
Tenneco, Inc. (Automobile Components)	(a)	8.000%	11/17/2028	1,000,000	996,443
Under Armour, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7.250%	07/15/2030	1,000,000	1,010,201
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	7.375%	02/15/2031	400,000	407,982
ZF North America Capital, Inc. (Automobile Components)	(a)	7.500%	03/24/2031	1,000,000	982,315
					16,506,762
Consumer Staples–0.5%
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	174,050
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	125,000	118,087
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	229,962
					522,099
Energy–10.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	624,997
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	07/01/2034	1,000,000	985,432
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	180,000	179,833
Breakwater Energy Holdings SARL (Oil, Gas & Consumable Fuels)	(a)	9.250%	11/15/2030	750,000	787,638
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	6.750%	02/01/2033	200,000	202,148
Crescent Energy Finance LLC (Oil, Gas & Consumable Fuels)	(a)	7.625%	04/01/2032	1,000,000	1,014,829
Diamond Foreign Asset Co. / Diamond Finance LLC (Energy Equip. & Svs.)	(a)	8.500%	10/01/2030	900,000	950,798
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	423,751
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(a)	6.875%	05/15/2034	1,000,000	976,990
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	130,222

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.625%	11/15/2032	$150,000	$153,547
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.875%	10/15/2033	1,000,000	1,034,653
PBF Holding Co. LLC / PBF Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	02/15/2028	1,000,000	995,453
SESI LLC (Oil, Gas & Consumable Fuels)	(a)	7.875%	09/30/2030	1,000,000	1,019,712
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	158,263
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	9.625%	06/15/2033	200,000	220,944
Sunoco LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2034	500,000	492,353
Venture Global Calcasieu Pass LLC (Oil, Gas & Consumable Fuels)	(a)	3.875%	08/15/2029	1,000,000	950,539
Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.250%	02/15/2033	1,000,000	1,008,690
					12,310,792
Financials–21.0%
Antares Holdings LP (Capital Markets)	(a)	7.950%	08/11/2028	1,000,000	1,036,881
Apollo Debt Solutions BDC (Capital Markets)		6.550%	03/15/2032	1,750,000	1,756,712
Ares Capital Corp. (Capital Markets)		5.250%	04/12/2031	300,000	290,007
Ares Strategic Income Fund (Capital Markets)	(a)	5.550%	04/15/2031	1,000,000	957,977
Azorra Finance Ltd. (Financial Services)	(a)	6.250%	02/15/2034	500,000	464,045
Blackstone Private Credit Fund (Capital Markets)		6.000%	11/22/2034	2,000,000	1,869,703
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	1,000,000	979,772
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,200,000	1,172,967
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	232,211
goeasy Ltd. (Consumer Finance)	(a)	6.875%	02/15/2031	1,000,000	804,505
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.375%	01/31/2029	2,000,000	1,965,832
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	1,000,000	971,649
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	500,000	479,648
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(a)	5.000%	08/15/2028	1,000,000	931,862
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	457,393
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	4.250%	02/01/2027	1,000,000	987,927
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	1,000,000	981,492
MSD Investment Corp. (Capital Markets)		6.250%	05/31/2030	1,000,000	977,657
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	600,000	581,839
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,250,000	1,253,101
Rfna LP (Financial Services)	(a)	7.875%	02/15/2030	1,000,000	955,693
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	284,098
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	320,000	295,289
Stonebriar ABF Issuer LLC (Financial Services)	(a)	8.125%	12/15/2030	1,000,000	1,033,642
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(c)	5.301%	02/27/2032	1,000,000	985,955
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(a)(c)	7.000%	Perpetual	500,000	483,360
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	221,447
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	210,597
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	188,634
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	200,000	182,137
					23,994,032
Health Care–7.4%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	700,000	716,691
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	500,000	486,805
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	525,000	519,185
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	105,000	102,481
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	250,000	234,548
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	4.750%	02/15/2031	1,000,000	921,924
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	200,000	199,784
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	331,799
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	1,000,000	975,280
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3.875%	11/15/2030	1,000,000	894,030
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	121,199
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	6.750%	05/15/2034	500,000	445,412
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	200,000	164,661
Prime Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9.375%	09/01/2029	450,000	466,650
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	1,000,000	972,402
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	424,584
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	173,433
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	140,000	140,325
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	178,873
					8,470,066
Industrials–10.1%
AAR Escrow Issuer LLC (Aerospace & Defense)	(a)	6.750%	03/15/2029	1,000,000	1,017,802
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	13,917	13,922
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	174,043
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Ground Transportation)	(a)	8.375%	06/15/2032	1,000,000	994,512
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	203,096
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	227,749
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	650,000	563,996
CP Atlas Buyer, Inc. (Building Products)	(a)	9.750%	07/15/2030	125,000	117,222
FTAI Aviation Investors LLC (Trading Companies & Distributors)	(a)	5.500%	05/01/2028	1,000,000	999,647
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	135,000	128,496
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	247,383
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	600,407

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
GFL Environmental Holdings U.S., Inc. (Commercial Svs. & Supplies)	(a)	5.500%	02/01/2034	$500,000	$490,398
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	300,000	293,111
Rand Parent LLC (Air Freight & Logistics)	(a)	8.500%	02/15/2030	1,000,000	1,026,525
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	275,000	270,635
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	500,000	500,337
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	275,142
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	250,000	247,189
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	202,106
Stonepeak Nile Parent LLC (Air Freight & Logistics)	(a)	7.250%	03/15/2032	1,000,000	1,040,097
TransDigm, Inc. (Aerospace & Defense)	(a)	6.125%	07/31/2034	1,000,000	983,542
United Airlines Holdings, Inc. (Passenger Airlines)		4.875%	03/01/2029	500,000	489,041
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	199,132
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	229,030
					11,534,560
Information Technology–9.0%
ASGN, Inc. (IT Svs.)	(a)	4.625%	05/15/2028	1,000,000	968,089
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	439,007
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	390,000	376,223
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	189,687
Connect Finco SARL / Connect U.S. Finco LLC (Tech. Hardware, Storage & Periph.)	(a)	9.000%	09/15/2029	1,000,000	1,050,540
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	145,000	143,640
CoreWeave, Inc. (IT Svs.)	(a)	9.250%	06/01/2030	350,000	340,081
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	125,000	118,940
Entegris, Inc. (Semiconductors & Equip.)	(a)	3.625%	05/01/2029	1,000,000	950,476
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	130,000	130,820
Flash Compute LLC (Software)	(a)	7.250%	12/31/2030	750,000	755,093
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	125,000	124,490
Imola Merger Corp. (Electronic Equip., Instr. & Comp.)	(a)	4.750%	05/15/2029	1,000,000	971,934
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	313,675
ION Platform Finance U.S., Inc. / ION Platform Finance SARL (Software)	(a)	5.750%	05/15/2028	1,000,000	948,855
Kioxia Holdings Corp. (Semiconductors & Equip.)	(a)	6.625%	07/24/2033	250,000	256,956
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	135,000	130,076
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	179,616
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	312,779
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	224,662
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	584,995
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	157,528
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	236,728
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	258,013
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	130,000	130,886
					10,293,789
Materials–8.6%
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	165,000	150,179
Celanese U.S. Holdings LLC (Chemicals)		7.375%	02/15/2034	1,000,000	1,024,524
Chemours Co. / The (Chemicals)	(a)	8.000%	01/15/2033	500,000	502,730
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	173,000
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	305,000	273,940
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.500%	09/15/2031	105,000	104,733
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	193,510
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	146,741
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.625%	01/15/2034	125,000	122,121
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	225,000	209,942
FMC Corp. (Chemicals)		5.650%	05/18/2033	1,000,000	884,826
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	148,744
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	110,000	105,693
Huntsman International LLC (Chemicals)		2.950%	06/15/2031	1,000,000	829,442
James Hardie International Finance DAC (Construction Materials)	(a)	5.000%	01/15/2028	1,000,000	992,716
Magnera Corp. (Paper & Forest Products)	(a)	4.750%	11/15/2029	1,000,000	902,765
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2030	150,000	150,000
Maxam Prill SARL (Chemicals)	(a)	7.750%	07/15/2030	425,000	431,954
Olin Corp. (Chemicals)	(a)	6.625%	04/01/2033	1,000,000	978,226
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	199,500
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	288,464
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	105,000	103,791
SunCoke Energy, Inc. (Metals & Mining)	(a)	4.875%	06/30/2029	1,000,000	902,363
					9,819,904
Real Estate–2.0%
Brandywine Operating Partnership LP (Office REITs)		4.550%	10/01/2029	1,000,000	911,777
Howard Hughes Corp. / The (Real Estate Mgmt. & Development)	(a)	5.875%	03/01/2032	250,000	240,571
Hudson Pacific Properties LP (Office REITs)		3.950%	11/01/2027	1,000,000	943,512
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	208,543
					2,304,403
Utilities–4.3%
DPL LLC (Electric Utilities)		4.350%	04/15/2029	1,000,000	959,788
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	199,701
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	1,000,000	944,679

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(c)	6.850%	09/15/2056	$1,000,000	$988,128
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	200,000	199,294
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	366,619
VoltaGrid LLC (Electric Utilities)	(a)	7.375%	11/01/2030	250,000	258,202
XPLR Infrastructure Operating Partners LP (Ind. Power & Renewable Elec.)	(a)	7.750%	04/15/2034	1,000,000	1,032,752
					4,949,163
Total Corporate Bonds (Cost $112,222,648)					$110,658,619

Preferred Securities–2.7%		Rate	Quantity	Value
Financials–2.7%
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(c)	6.500%	2,000,000	$1,995,148
General Motors Financial Co., Inc. (Rate is fixed until 09/30/2027, then QL + 360) (Consumer Finance)	(c)	5.750%	145,000	141,175
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,003,764
Total Preferred Securities (Cost $3,144,482)				$3,140,087

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(d)(e)	527	$14,450
Total Common Stocks (Cost $357,285)			$14,450

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(d)(e)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(d)(e)	09/30/2028	77.10	638	—
Total Warrants (Cost $215)					$—
Total Investments – 99.5% (Cost $115,724,630)	(f)				$113,813,156
Other Assets in Excess of Liabilities – 0.5%					566,729
Net Assets – 100.0%					$114,379,885

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.920% at 3/31/2026
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 3/31/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2026, the value of these securities totaled $86,728,643, or 75.8% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2026.

(d)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.1%		Shares	Value
Communication Services–15.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)		28,339	$8,149,163
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,485	7,597,487
Charter Communications, Inc. Class A (Media)	(a)	1,706	368,291
Comcast Corp. Class A (Diversified Telecom. Svs.)		48,395	1,389,421
Electronic Arts, Inc. (Entertainment)		3,299	672,567
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,363	8,217,503
Netflix, Inc. (Entertainment)	(a)	56,739	5,455,455
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,502	494,145
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		14,804	3,109,284
Warner Bros. Discovery, Inc. (Entertainment)	(a)	33,338	915,462
			36,368,778
Consumer Discretionary–12.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,693	718,912
Amazon.com, Inc. (Broadline Retail)	(a)	52,269	10,886,065
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		426	1,793,596
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,524	829,429
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,552	1,161,753
MercadoLibre, Inc. (Broadline Retail)	(a)	682	1,179,192
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	11,233	1,036,918
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	8,972	916,759
Ross Stores, Inc. (Specialty Retail)		4,328	937,575
Starbucks Corp. (Hotels, Restaurants & Leisure)		15,328	1,373,235
Tesla, Inc. (Automobiles)	(a)	24,322	9,041,703
			29,875,137
Consumer Staples–8.5%
Coca-Cola Europacific Partners PLC (Beverages)		6,086	551,818
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,956	5,934,737
Keurig Dr Pepper, Inc. (Beverages)		18,456	485,946
Kraft Heinz Co. / The (Food Products)		16,073	361,482
Mondelez International, Inc. Class A (Food Products)		17,262	994,982
Monster Beverage Corp. (Beverages)	(a)	13,144	952,414
PepsiCo, Inc. (Beverages)		18,369	2,852,522
Walmart, Inc. (Consumer Staples Distribution & Retail)		65,687	8,163,580
			20,297,481
Energy–0.7%
Baker Hughes Co. (Energy Equip. & Svs.)		13,396	817,826
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,817	754,964
			1,572,790
Financials–0.2%
PayPal Holdings, Inc. (Financial Services)		12,462	563,656
Health Care–5.1%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	1,775	587,294
Amgen, Inc. (Biotechnology)		7,239	2,547,042
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	5,209	327,125
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6,195	440,960
Gilead Sciences, Inc. (Biotechnology)		16,686	2,325,528
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,071	601,784
Insmed, Inc. (Biotechnology)	(a)	2,928	478,787
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,778	2,202,610
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,402	$1,083,242
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,416	1,525,381
			12,119,753
Industrials–4.1%
Automatic Data Processing, Inc. (Professional Svs.)		5,367	1,090,467
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,089	462,487
Cintas Corp. (Commercial Svs. & Supplies)		5,289	894,582
Copart, Inc. (Commercial Svs. & Supplies)	(a)	13,012	431,998
CSX Corp. (Ground Transportation)		24,924	1,023,130
Fastenal Co. (Trading Companies & Distributors)		15,434	716,138
Ferrovial SE (Construction & Engineering)		9,758	634,758
Honeywell International, Inc. (Industrial Conglomerates)		8,609	1,945,892
Old Dominion Freight Line, Inc. (Ground Transportation)		2,843	555,522
PACCAR, Inc. (Machinery)		7,170	828,135
Paychex, Inc. (Professional Svs.)		4,825	444,479
Thomson Reuters Corp. (Professional Svs.)		5,997	539,610
Verisk Analytics, Inc. (Professional Svs.)		1,838	348,761
			9,915,959
Information Technology–49.9%
Adobe, Inc. (Software)	(a)	5,477	1,331,349
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	21,893	4,453,693
Analog Devices, Inc. (Semiconductors & Equip.)		6,584	2,094,634
Apple, Inc. (Tech. Hardware, Storage & Periph.)		71,509	18,148,269
Applied Materials, Inc. (Semiconductors & Equip.)		10,712	3,661,255
AppLovin Corp. Class A (Software)	(a)	4,131	1,644,138
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	1,876	283,801
ASML Holding N.V. (Semiconductors & Equip.)		1,180	1,558,579
Atlassian Corp. Class A (Software)	(a)	2,315	157,999
Autodesk, Inc. (Software)	(a)	2,831	677,741
Broadcom, Inc. (Semiconductors & Equip.)		23,001	7,119,040
Cadence Design Systems, Inc. (Software)	(a)	3,713	1,031,731
Cisco Systems, Inc. (Communications Equip.)		53,272	4,133,375
Cognizant Technology Solutions Corp. Class A (IT Svs.)		6,436	394,849
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,393	1,324,661
Datadog, Inc. Class A (Software)	(a)	4,426	522,489
Fortinet, Inc. (Software)	(a)	9,912	810,009
Intel Corp. (Semiconductors & Equip.)	(a)	64,144	2,830,675
Intuit, Inc. (Software)		3,722	1,609,318
KLA Corp. (Semiconductors & Equip.)		1,767	2,601,748
Lam Research Corp. (Semiconductors & Equip.)		16,888	3,608,290
Marvell Technology, Inc. (Semiconductors & Equip.)		11,594	1,148,386
Microchip Technology, Inc. (Semiconductors & Equip.)		7,246	468,164
Micron Technology, Inc. (Semiconductors & Equip.)		15,133	5,112,533
Microsoft Corp. (Software)		36,139	13,377,574
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		644	704,117
NVIDIA Corp. (Semiconductors & Equip.)		118,360	20,641,984
NXP Semiconductors N.V. (Semiconductors & Equip.)		3,386	666,568
Palantir Technologies, Inc. Class A (Software)	(a)	30,815	4,507,618
Palo Alto Networks, Inc. (Software)	(a)	10,973	1,759,191
QUALCOMM, Inc. (Semiconductors & Equip.)		14,403	1,854,818
Roper Technologies, Inc. (Software)		1,376	486,911
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		2,955	1,157,651

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Shopify, Inc. Class A (IT Svs.)	(a)	16,501	$1,957,349
Strategy, Inc. (Software)	(a)	4,259	531,523
Synopsys, Inc. (Software)	(a)	2,580	1,022,918
Texas Instruments, Inc. (Semiconductors & Equip.)		12,219	2,372,197
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4,594	1,242,631
Workday, Inc. Class A (Software)	(a)	2,872	373,130
Zscaler, Inc. (Software)	(a)	2,175	305,131
			119,688,037
Materials–1.3%
Linde PLC (Chemicals)		6,240	3,093,542
Real Estate–0.1%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	5,655	228,123
Utilities–1.5%
American Electric Power Co., Inc. (Electric Utilities)		7,218	946,135
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Constellation Energy Corp. (Electric Utilities)	4,892	$1,366,091
Exelon Corp. (Electric Utilities)	13,772	675,103
Xcel Energy, Inc. (Electric Utilities)	8,358	663,960
		3,651,289
Total Common Stocks (Cost $148,897,905)		$237,374,545

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.633%	05/14/2026	$113,000	$112,509
Total U.S. Treasury Obligations (Cost $112,513)					$112,509
Total Investments – 99.1% (Cost $149,010,418)				(d)	$237,487,054
Other Assets in Excess of Liabilities – 0.9%					2,165,094
Net Assets – 100.0%					$239,652,148

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at March 31, 2026.  The value of securities pledged totaled $111,378.  See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of March 31, 2026
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	June 18, 2026	$1,463,051	$1,434,900	$(28,151)	$82,215
Total Futures Contracts			$1,463,051	$1,434,900	$(28,151)	$82,215
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–98.2%		Shares	Value
Communication Services–10.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)		34,201	$9,834,840
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,273	7,536,673
AT&T, Inc. (Diversified Telecom. Svs.)		42,519	1,232,626
Comcast Corp. Class A (Diversified Telecom. Svs.)		42,949	1,233,066
Fox Corp. Class B (Media)		793	42,108
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,625	7,223,141
Netflix, Inc. (Entertainment)	(a)	28,431	2,733,641
Take-Two Interactive Software, Inc. (Entertainment)	(a)	5,993	1,183,617
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		4,399	923,922
Trade Desk, Inc. / The Class A (Media)	(a)	30,916	701,484
			32,645,118
Consumer Discretionary–10.2%
Amazon.com, Inc. (Broadline Retail)	(a)	63,844	13,296,790
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		309	1,300,989
BorgWarner, Inc. (Automobile Components)		21,398	1,161,055
Carnival Corp. (Hotels, Restaurants & Leisure)		15,783	408,464
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	29,701	950,729
Garmin Ltd. (Household Durables)		1,833	425,274
Home Depot, Inc. / The (Specialty Retail)		4,245	1,396,138
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,858	888,238
MercadoLibre, Inc. (Broadline Retail)	(a)	444	767,685
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	8,393	774,758
Tesla, Inc. (Automobiles)	(a)	14,009	5,207,846
TJX Cos., Inc. / The (Specialty Retail)		20,937	3,343,639
Toll Brothers, Inc. (Household Durables)		6,256	853,756
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	8,909	654,633
			31,429,994
Consumer Staples–4.7%
Altria Group, Inc. (Tobacco)		9,411	621,032
Coca-Cola Co. / The (Beverages)		29,284	2,227,048
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,777	3,763,516
General Mills, Inc. (Food Products)		19,283	717,714
Procter & Gamble Co. / The (Household Products)		20,655	2,983,408
Walmart, Inc. (Consumer Staples Distribution & Retail)		32,140	3,994,359
			14,307,077
Energy–3.9%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4,248	1,205,413
Chevron Corp. (Oil, Gas & Consumable Fuels)		18,387	3,804,270
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		45,420	2,285,534
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		9,346	1,585,642
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,785	680,041
Phillips 66 (Oil, Gas & Consumable Fuels)		6,438	1,172,875
SLB Ltd. (Energy Equip. & Svs.)		13,637	700,806
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,540	627,583
			12,062,164
Financials–12.6%
American Express Co. (Consumer Finance)		3,590	1,085,903
Bank of America Corp. (Banks)		86,605	4,221,994
Common Stocks (Continued)		Shares	Value
Financials (continued)
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,012	$2,880,950
Charles Schwab Corp. / The (Capital Markets)		29,720	2,793,086
Citigroup, Inc. (Banks)		11,562	1,311,247
CME Group, Inc. (Capital Markets)		3,975	1,174,016
Credicorp Ltd. (Banks)		1,907	646,816
Goldman Sachs Group, Inc. / The (Capital Markets)		2,576	2,179,270
Huntington Bancshares, Inc. (Banks)		37,176	581,804
Intercontinental Exchange, Inc. (Capital Markets)		8,339	1,311,558
JPMorgan Chase & Co. (Banks)		15,381	4,524,475
Mastercard, Inc. Class A (Financial Services)		5,164	2,580,244
MetLife, Inc. (Insurance)		8,057	569,791
Morgan Stanley (Capital Markets)		18,119	2,981,844
Progressive Corp. / The (Insurance)		6,643	1,316,908
Travelers Cos., Inc. / The (Insurance)		10,237	2,985,928
Visa, Inc. (Financial Services)		13,506	4,082,054
Wells Fargo & Co. (Banks)		16,255	1,294,061
			38,521,949
Health Care–9.0%
AbbVie, Inc. (Biotechnology)		11,124	2,419,359
Amgen, Inc. (Biotechnology)		3,343	1,176,234
Biogen, Inc. (Biotechnology)	(a)	3,922	719,020
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	17,243	1,081,998
Bristol-Myers Squibb Co. (Pharmaceuticals)		59,146	3,587,205
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,210	1,946,165
Eli Lilly & Co. (Pharmaceuticals)		3,428	3,152,972
Gilead Sciences, Inc. (Biotechnology)		9,061	1,262,832
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,347	637,454
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,514	697,939
Johnson & Johnson (Pharmaceuticals)		6,268	1,532,150
McKesson Corp. (Health Care Providers & Svs.)		1,327	1,148,333
Natera, Inc. (Biotechnology)	(a)	3,722	744,363
Pfizer, Inc. (Pharmaceuticals)		51,024	1,432,754
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,585	1,224,634
Stryker Corp. (Health Care Equip. & Supplies)		4,183	1,374,492
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,551	1,772,635
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,492	613,405
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,156	962,740
			27,486,684
Industrials–9.2%
3M Co. (Industrial Conglomerates)		24,129	3,504,255
Boeing Co. / The (Aerospace & Defense)	(a)	3,396	675,906
Caterpillar, Inc. (Machinery)		4,595	3,255,374
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,189	1,639,619
Copart, Inc. (Commercial Svs. & Supplies)	(a)	16,095	534,354
Eaton Corp. PLC (Electrical Equip.)		3,260	1,166,004
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,444	570,087
GE Vernova, Inc. (Electrical Equip.)		931	812,670
General Dynamics Corp. (Aerospace & Defense)		1,380	473,644
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		6,572	1,864,936
HEICO Corp. Class A (Aerospace & Defense)		1,883	397,483
Illinois Tool Works, Inc. (Machinery)		2,318	603,352

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Leidos Holdings, Inc. (Professional Svs.)		2,438	$379,158
Lockheed Martin Corp. (Aerospace & Defense)		2,311	1,396,745
MasTec, Inc. (Construction & Engineering)	(a)	3,355	1,079,438
Northrop Grumman Corp. (Aerospace & Defense)		1,087	741,595
Parker-Hannifin Corp. (Machinery)		3,610	3,231,816
Rockwell Automation, Inc. (Electrical Equip.)		1,860	667,517
RTX Corp. (Aerospace & Defense)		14,136	2,726,834
Trane Technologies PLC (Building Products)		2,686	1,119,364
Union Pacific Corp. (Ground Transportation)		6,102	1,480,467
			28,320,618
Information Technology–32.7%
Adobe, Inc. (Software)	(a)	5,362	1,303,395
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,682	1,766,179
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,617	1,341,458
Apple, Inc. (Tech. Hardware, Storage & Periph.)		90,877	23,063,674
Applied Materials, Inc. (Semiconductors & Equip.)		6,686	2,285,208
Arista Networks, Inc. (Communications Equip.)	(a)	7,961	977,452
Broadcom, Inc. (Semiconductors & Equip.)		26,474	8,193,968
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		3,007	493,539
Intel Corp. (Semiconductors & Equip.)	(a)	24,569	1,084,230
Intuit, Inc. (Software)		1,399	604,900
Lam Research Corp. (Semiconductors & Equip.)		14,218	3,037,818
Micron Technology, Inc. (Semiconductors & Equip.)		9,232	3,118,939
Microsoft Corp. (Software)		45,685	16,911,216
Motorola Solutions, Inc. (Communications Equip.)		3,605	1,564,462
NVIDIA Corp. (Semiconductors & Equip.)		147,355	25,698,712
Oracle Corp. (Software)		7,384	1,086,260
Palantir Technologies, Inc. Class A (Software)	(a)	7,109	1,039,904
QUALCOMM, Inc. (Semiconductors & Equip.)		9,105	1,172,542
Salesforce, Inc. (Software)		8,647	1,614,135
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,300	825,942
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		1,304	$510,855
ServiceNow, Inc. (Software)	(a)	5,215	545,228
Synopsys, Inc. (Software)	(a)	1,045	414,322
Texas Instruments, Inc. (Semiconductors & Equip.)		4,309	836,549
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		3,328	900,191
			100,391,078
Materials–1.7%
Alcoa Corp. (Metals & Mining)		14,818	982,878
Freeport-McMoRan, Inc. (Metals & Mining)		32,014	1,881,783
LyondellBasell Industries N.V. Class A (Chemicals)		7,465	601,380
Newmont Corp. (Metals & Mining)		10,207	1,104,908
Vulcan Materials Co. (Construction Materials)		1,823	496,403
			5,067,352
Real Estate–1.3%
American Tower Corp. (Specialized REITs)		6,996	1,207,370
CubeSmart (Specialized REITs)		10,105	370,348
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		28,479	545,658
Ventas, Inc. (Health Care REITs)		7,112	581,619
VICI Properties, Inc. (Specialized REITs)		46,345	1,266,145
			3,971,140
Utilities–2.3%
Edison International (Electric Utilities)		10,005	732,166
Entergy Corp. (Electric Utilities)		11,255	1,264,612
NextEra Energy, Inc. (Electric Utilities)		12,002	1,114,746
PG&E Corp. (Electric Utilities)		53,097	932,914
Pinnacle West Capital Corp. (Electric Utilities)		6,928	697,996
Vistra Corp. (Ind. Power & Renewable Elec.)		2,959	444,826
WEC Energy Group, Inc. (Multi-Utilities)		15,306	1,771,976
			6,959,236
Total Common Stocks (Cost $224,128,187)			$301,162,410
Total Investments – 98.2% (Cost $224,128,187)	(b)		$301,162,410
Other Assets in Excess of Liabilities – 1.8%	(c)		5,601,253
Net Assets – 100.0%			$306,763,663

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $291,903 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	12	June 18, 2026	$4,005,787	$3,942,450	$(63,337)	$124,414
Total Futures Contracts			$4,005,787	$3,942,450	$(63,337)	$124,414
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–97.9%		Shares	Value
Communication Services–1.9%
Cinemark Holdings, Inc. (Entertainment)		8,793	$250,776
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	13,215	203,775
fuboTV, Inc. Class A (Interactive Media & Svs.)	(a)	2,222	21,020
Globalstar, Inc. (Diversified Telecom. Svs.)	(a)	3,970	263,688
IDT Corp. Class B (Diversified Telecom. Svs.)		4,549	223,356
IMAX Corp. (Entertainment)	(a)	3,976	151,128
Iridium Communications, Inc. (Diversified Telecom. Svs.)		2,014	55,868
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	77,381	537,798
Magnite, Inc. (Media)	(a)	15,956	189,557
Marcus Corp. / The (Entertainment)		1,411	24,227
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	5,437	50,564
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	28,036	336,713
Spok Holdings, Inc. (Wireless Telecom. Svs.)		6,040	65,836
Starz Entertainment Corp. (Entertainment)	(a)	2,820	32,430
			2,406,736
Consumer Discretionary–6.6%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	4,378	400,018
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	2,189	23,882
Adient PLC (Automobile Components)	(a)	3,889	78,597
American Eagle Outfitters, Inc. (Specialty Retail)		1,635	27,305
American Public Education, Inc. (Diversified Consumer Svs.)	(a)	734	41,750
Aramark (Hotels, Restaurants & Leisure)		13,455	545,466
Arhaus, Inc. (Specialty Retail)		8,145	55,223
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,536	517,529
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,742	534,245
Buckle, Inc. / The (Specialty Retail)		756	38,072
Cavco Industries, Inc. (Household Durables)	(a)	343	166,111
Champion Homes, Inc. (Household Durables)	(a)	3,945	293,390
Citi Trends, Inc. (Specialty Retail)	(a)	342	14,815
Covista, Inc. (Diversified Consumer Svs.)	(a)	3,819	440,140
Dauch Corp. (Automobile Components)	(a)	2,928	17,363
Dillard's, Inc. Class A (Broadline Retail)		79	45,197
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	386	19,555
EVgo, Inc. (Specialty Retail)	(a)	17,586	30,248
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	6,015	317,953
Garrett Motion, Inc. (Automobile Components)		4,256	77,332
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	7,649	33,885
Green Brick Partners, Inc. (Household Durables)	(a)	449	28,938
Installed Building Products, Inc. (Household Durables)		2,291	607,459
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,046	143,813
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	9,645	336,032
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	10,579	284,998
Lindblad Expeditions Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	11,640	201,372
Macy's, Inc. (Broadline Retail)		9,182	166,102
Navan, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,709	22,627
Newell Brands, Inc. (Household Durables)		18,586	63,750
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	950	87,438
OneSpaWorld Holdings Ltd. (Diversified Consumer Svs.)		5,393	123,769
Penske Automotive Group, Inc. (Specialty Retail)		591	88,366
Pool Corp. (Distributors)		79	15,984
Pursuit Attractions and Hospitality, Inc. (Hotels, Restaurants & Leisure)	(a)	562	20,586
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
QuantumScape Corp. (Automobile Components)	(a)	9,514	$60,699
RealReal, Inc. / The (Specialty Retail)	(a)	7,472	67,846
Revolve Group, Inc. (Specialty Retail)	(a)	9,834	222,347
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	9,474	206,059
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,048	92,717
Sleep Number Corp. (Specialty Retail)	(a)	1,361	2,443
Sonic Automotive, Inc. Class A (Specialty Retail)		3,716	254,806
Sonos, Inc. (Household Durables)	(a)	3,823	51,228
Standard Motor Products, Inc. (Automobile Components)		2,790	96,925
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,844	49,134
Strategic Education, Inc. (Diversified Consumer Svs.)		280	23,229
Stride, Inc. (Diversified Consumer Svs.)	(a)	3,430	302,423
Thor Industries, Inc. (Automobiles)		487	38,906
ThredUp, Inc. Class A (Specialty Retail)	(a)	7,647	25,082
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		1,326	91,746
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	3,969	143,281
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,680	296,478
Victoria's Secret & Co. (Specialty Retail)	(a)	3,142	145,663
Winnebago Industries, Inc. (Automobiles)		1,699	52,652
			8,132,974
Consumer Staples–2.1%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		699	50,174
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	3,644	358,643
Cal-Maine Foods, Inc. (Food Products)		2,395	189,564
Central Garden & Pet Co. (Household Products)	(a)	1,090	40,079
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	5,990	356,106
Marzetti Company / The (Food Products)		1,367	189,097
National Beverage Corp. (Beverages)	(a)	535	18,003
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)		3,251	84,038
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		4,082	614,341
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	2,897	223,446
Turning Point Brands, Inc. (Tobacco)		653	56,674
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	3,257	146,760
Vita Coco Co., Inc. / The (Beverages)	(a)	3,642	174,488
Vital Farms, Inc. (Food Products)	(a)	4,305	60,787
			2,562,200
Energy–3.7%
Archrock, Inc. (Energy Equip. & Svs.)		19,716	686,117
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		9,087	138,577
Cactus, Inc. Class A (Energy Equip. & Svs.)		1,163	55,091
Centrus Energy Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	1,023	177,583
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	26,380
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,021	168,957
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		7,064	318,374
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,875	107,219
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		928	67,633
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		4,165	242,903

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,336	$294,738
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	8,558	303,552
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	837	52,430
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		27,023	292,659
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		383	18,238
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	7,930	114,271
Sable Offshore Corp. (Oil, Gas & Consumable Fuels)	(a)	2,472	40,837
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		2,440	182,170
Solaris Energy Infrastructure, Inc. (Energy Equip. & Svs.)		3,153	178,176
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	4,847	404,967
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	36,606	494,181
Weatherford International PLC (Energy Equip. & Svs.)		1,864	176,297
			4,541,350
Financials–10.4%
Acadian Asset Management, Inc. (Capital Markets)		4,115	223,938
Ally Financial, Inc. (Consumer Finance)		2,296	90,072
Amalgamated Financial Corp. (Banks)		9,542	370,898
Baldwin Insurance Group, Inc. / The (Insurance)	(a)	3,101	68,036
Bancorp, Inc. / The (Banks)	(a)	1,631	87,634
Bank of Hawaii Corp. (Banks)		2,618	194,386
Bankwell Financial Group, Inc. (Banks)		1,369	66,424
Bar Harbor Bankshares (Banks)		2,727	88,491
BGC Group, Inc. Class A (Capital Markets)		31,791	310,916
Bowhead Specialty Holdings, Inc. (Insurance)	(a)	5,259	117,959
ChoiceOne Financial Services, Inc. (Banks)		629	17,687
Cohen & Steers, Inc. (Capital Markets)		598	37,405
Community Trust Bancorp, Inc. (Banks)		321	19,491
Cullen / Frost Bankers, Inc. (Banks)		2,348	321,864
Dave, Inc. (Consumer Finance)	(a)	292	50,834
Enova International, Inc. (Consumer Finance)	(a)	4,538	616,396
FactSet Research Systems, Inc. (Capital Markets)		216	46,870
First BanCorp Puerto Rico (Banks)		4,441	94,860
First Business Financial Services, Inc. (Banks)		3,594	193,824
First Financial Corp. (Banks)		1,402	88,606
FirstCash Holdings, Inc. (Consumer Finance)		2,128	400,064
GCM Grosvenor, Inc. Class A (Capital Markets)		20,448	200,390
Goosehead Insurance, Inc. Class A (Insurance)	(a)	560	23,890
Green Dot Corp. Class A (Consumer Finance)	(a)	1,326	14,878
Greenlight Capital Re Ltd. Class A (Insurance)	(a)	1,072	18,535
HCI Group, Inc. (Insurance)		788	121,833
Horizon Bancorp, Inc. (Banks)		2,954	48,948
Independent Bank Corp. (Banks)		1,230	40,959
Jefferies Financial Group, Inc. (Capital Markets)		2,626	108,375
Kearny Financial Corp. (Banks)		7,409	55,938
Lemonade, Inc. (Insurance)	(a)	5,938	372,194
LendingTree, Inc. (Consumer Finance)	(a)	410	17,581
Marex Group PLC (Capital Markets)		5,434	242,248
Mercury General Corp. (Insurance)		1,950	171,892
Miami International Holdings, Inc. (Capital Markets)	(a)	588	22,885
Midland States Bancorp, Inc. (Banks)		3,218	71,794
Moelis & Co. Class A (Capital Markets)		4,643	264,651
MVB Financial Corp. (Banks)		1,418	35,209
Navient Corp. (Consumer Finance)		5,129	41,955
Nicolet Bankshares, Inc. (Banks)		1,553	230,807
Old National Bancorp (Banks)		9,487	209,663
Old Second Bancorp, Inc. (Banks)		4,571	92,151
OneMain Holdings, Inc. (Consumer Finance)		7,494	400,854
Common Stocks (Continued)		Shares	Value
Financials (continued)
Orange County Bancorp, Inc. (Banks)		15,522	$496,394
Oscar Health, Inc. Class A (Insurance)	(a)	22,655	259,853
Palomar Holdings, Inc. (Insurance)	(a)	4,277	511,101
Piper Sandler Cos. (Capital Markets)		7,932	607,195
PJT Partners, Inc. Class A (Capital Markets)		1,623	226,766
Plumas Bancorp (Banks)		338	16,501
PRA Group, Inc. (Consumer Finance)	(a)	6,111	106,942
Remitly Global, Inc. (Financial Services)	(a)	18,937	296,743
Root, Inc. Class A (Insurance)	(a)	817	36,087
SEI Investments Co. (Capital Markets)		4,633	363,551
Skyward Specialty Insurance Group, Inc. (Insurance)	(a)	7,829	341,971
Slide Insurance Holdings, Inc. (Insurance)	(a)	753	13,554
SmartFinancial, Inc. (Banks)		2,951	115,325
Southern Missouri Bancorp, Inc. (Banks)		1,121	71,677
StepStone Group, Inc. Class A (Capital Markets)		11,351	541,670
Stewart Information Services Corp. (Insurance)		2,601	160,170
StoneCo Ltd. Class A (Financial Services)	(a)	17,655	249,289
StoneX Group, Inc. (Capital Markets)	(a)	8,211	662,217
Tiptree, Inc. (Insurance)		7,309	123,668
Trupanion, Inc. (Insurance)	(a)	6,487	166,132
UMB Financial Corp. (Banks)		1,518	171,215
Unity Bancorp, Inc. (Banks)		1,054	54,629
Universal Insurance Holdings, Inc. (Insurance)		7,134	243,697
Upstart Holdings, Inc. (Consumer Finance)	(a)	12,667	324,909
Velocity Financial, Inc. (Financial Services)	(a)	4,514	81,658
Voya Financial, Inc. (Financial Services)		1,341	91,617
Webull Corp. (Capital Markets)	(a)	8,197	39,346
Western Alliance Bancorp (Banks)		971	68,795
			12,756,957
Health Care–22.6%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	16,375	364,507
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	39,036	15,150
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	6,502	24,382
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	15,022	208,505
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	2,030	190,109
ADMA Biologics, Inc. (Biotechnology)	(a)	24,915	224,484
agilon health, Inc. (Health Care Providers & Svs.)	(a)	1,261	9,974
Agios Pharmaceuticals, Inc. (Biotechnology)	(a)	4,543	153,690
Alkermes PLC (Biotechnology)	(a)	12,367	437,297
Allogene Therapeutics, Inc. (Biotechnology)	(a)	31,927	77,902
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,082	22,652
Altimmune, Inc. (Biotechnology)	(a)	16,774	51,664
Amarin Corp. PLC – ADR (Biotechnology)	(a)	855	12,363
Amicus Therapeutics, Inc. (Biotechnology)	(a)	24,184	349,701
Anavex Life Sciences Corp. (Biotechnology)	(a)	4,048	12,427
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,075	174,653
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	7,132	168,030
Ardelyx, Inc. (Biotechnology)	(a)	31,811	190,548
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	11,667	731,521
Arvinas, Inc. (Pharmaceuticals)	(a)	16,921	179,363
Atea Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,197	38,720
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	3,060	87,302
Atrium Therapeutics, Inc. (Biotechnology)	(a)	808	10,803
Aurinia Pharmaceuticals, Inc. (Biotechnology)	(a)	9,833	145,725
Aveanna Healthcare Holdings, Inc. (Health Care Providers & Svs.)	(a)	16,600	106,904
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,588	606,444
Beam Therapeutics, Inc. (Biotechnology)	(a)	7,781	185,421
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	2,456	24,609
Beyondspring, Inc. (Biotechnology)	(a)	5,417	8,884
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,217	259,106
Biohaven Ltd. (Biotechnology)	(a)	10,260	86,800

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bridgebio Pharma, Inc. (Biotechnology)	(a)	11,103	$824,509
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	9,942	423,629
Capricor Therapeutics, Inc. (Biotechnology)	(a)	3,026	91,990
Caris Life Sciences, Inc. (Biotechnology)	(a)	6,927	123,855
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	1,239	30,417
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	14,821	366,968
Celcuity, Inc. (Biotechnology)	(a)	2,460	280,784
CG oncology, Inc. (Biotechnology)	(a)	3,156	213,598
ClearPoint Neuro, Inc. (Health Care Equip. & Supplies)	(a)	6,649	60,506
Cogent Biosciences, Inc. (Biotechnology)	(a)	9,162	352,645
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	1,280	51,597
CorVel Corp. (Health Care Providers & Svs.)	(a)	4,483	244,996
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	2,852	41,725
Crinetics Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,971	216,867
Day One Biopharmaceuticals, Inc. (Biotechnology)	(a)	945	20,261
Disc Medicine, Inc. (Biotechnology)	(a)	675	43,159
Doximity, Inc. Class A (Health Care Technology)	(a)	3,542	82,529
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	3,382	106,533
Electromed, Inc. (Health Care Equip. & Supplies)	(a)	625	14,631
Encompass Health Corp. (Health Care Providers & Svs.)		5,954	575,930
Enovis Corp. (Health Care Equip. & Supplies)	(a)	8,363	190,258
Ensign Group, Inc. / The (Health Care Providers & Svs.)		5,637	1,135,855
Evolent Health, Inc. Class A (Health Care Technology)	(a)	23,099	52,666
Fulcrum Therapeutics, Inc. (Pharmaceuticals)	(a)	4,459	34,201
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	476	30,569
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	5,145	553,911
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	10,221	944,114
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	1,305	73,550
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	7,823	219,122
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	5,005	418,268
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,828	208,424
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	18,274	379,368
Hinge Health, Inc. Class A (Health Care Providers & Svs.)	(a)	2,785	107,390
Ideaya Biosciences, Inc. (Biotechnology)	(a)	2,832	94,362
ImmunityBio, Inc. (Biotechnology)	(a)	12,657	97,079
Immunome, Inc. (Biotechnology)	(a)	5,834	127,590
Immunovant, Inc. (Biotechnology)	(a)	2,634	65,429
Indivior Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,853	239,359
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	8,750	80,762
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,208	62,309
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,287	106,239
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,466	110,082
iRadimed Corp. (Health Care Equip. & Supplies)		3,914	376,762
IRhythm Holdings, Inc. (Health Care Equip. & Supplies)	(a)	3,034	358,073
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	16,546	58,076
Janux Therapeutics, Inc. (Biotechnology)	(a)	10,801	150,134
Keros Therapeutics, Inc. (Biotechnology)	(a)	1,784	19,695
Krystal Biotech, Inc. (Biotechnology)	(a)	1,650	426,228
Kura Oncology, Inc. (Biotechnology)	(a)	14,845	120,690
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Kymera Therapeutics, Inc. (Biotechnology)	(a)	3,625	$301,926
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,689	203,961
LENZ Therapeutics, Inc. (Pharmaceuticals)	(a)	2,377	21,750
LifeMD, Inc. (Health Care Technology)	(a)	19,161	69,171
Liquidia Corp. (Pharmaceuticals)	(a)	4,215	159,074
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,677	877,859
MannKind Corp. (Biotechnology)	(a)	46,419	113,727
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	3,650	98,878
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	3,907	360,929
Moderna, Inc. (Biotechnology)	(a)	772	39,218
Natera, Inc. (Biotechnology)	(a)	555	110,994
NeuroPace, Inc. (Health Care Equip. & Supplies)	(a)	1,135	14,925
Nkarta, Inc. (Biotechnology)	(a)	7,159	15,105
Novavax, Inc. (Biotechnology)	(a)	11,630	94,668
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	18,379	200,331
Nuvalent, Inc. Class A (Biotechnology)	(a)	2,854	292,392
Nuvation Bio, Inc. (Pharmaceuticals)	(a)	3,414	14,646
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	23,231	196,767
Omada Health, Inc. (Health Care Providers & Svs.)	(a)	1,435	18,038
OptimizeRx Corp. (Health Care Technology)	(a)	1,713	10,758
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	9,256	249,171
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	9,721	12,832
PACS Group, Inc. (Health Care Providers & Svs.)	(a)	4,852	155,846
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	1,857	39,721
Pennant Group, Inc. / The (Health Care Providers & Svs.)	(a)	3,319	101,163
Phathom Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,946	66,060
Phreesia, Inc. (Health Care Technology)	(a)	17,792	149,097
Precigen, Inc. (Biotechnology)	(a)	9,013	34,880
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	18,114	372,605
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	3,510	369,954
PTC Therapeutics, Inc. (Biotechnology)	(a)	5,429	369,878
RadNet, Inc. (Health Care Providers & Svs.)	(a)	5,153	288,001
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	25,733	79,000
REGENXBIO, Inc. (Biotechnology)	(a)	11,499	96,362
Rezolute, Inc. (Biotechnology)	(a)	7,677	23,415
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	4,102	356,751
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	4,145	112,081
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	18,149	111,798
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,401	74,006
Scholar Rock Holding Corp. (Biotechnology)	(a)	6,119	300,810
Schrodinger, Inc. (Health Care Technology)	(a)	14,686	166,833
Soleno Therapeutics, Inc. (Biotechnology)	(a)	2,277	76,234
Spyre Therapeutics, Inc. (Biotechnology)	(a)	3,558	179,465
Stoke Therapeutics, Inc. (Biotechnology)	(a)	1,676	54,571
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	12,255	286,277
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	1,645	31,535
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,254	228,268
Tempus AI, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,656	120,104
TG Therapeutics, Inc. (Biotechnology)	(a)	16,230	539,161
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	11,536	187,229
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,026	300,815
Travere Therapeutics, Inc. (Biotechnology)	(a)	6,166	183,192
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	9,331	12,504
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	11,074	132,113

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Twist Bioscience Corp. (Biotechnology)	(a)	5,272	$250,525
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	6,276	131,482
UroGen Pharma Ltd. (Biotechnology)	(a)	3,947	70,967
Varex Imaging Corp. (Health Care Equip. & Supplies)	(a)	5,139	54,525
Vera Therapeutics, Inc. (Biotechnology)	(a)	5,070	203,966
Veracyte, Inc. (Biotechnology)	(a)	9,814	316,109
Verastem, Inc. (Biotechnology)	(a)	8,072	42,782
Vericel Corp. (Biotechnology)	(a)	5,667	182,307
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	40,765	375,446
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,788	123,262
Viridian Therapeutics, Inc. (Biotechnology)	(a)	4,793	93,751
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	16,522	119,784
Xencor, Inc. (Biotechnology)	(a)	11,474	138,376
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	4,730	275,049
Zymeworks, Inc. (Biotechnology)	(a)	8,277	207,256
			27,829,770
Industrials–24.6%
3D Systems Corp. (Machinery)	(a)	18,101	34,030
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	16,238	68,849
AeroVironment, Inc. (Aerospace & Defense)	(a)	3,461	633,536
Alaska Air Group, Inc. (Passenger Airlines)	(a)	8,790	323,296
American Superconductor Corp. (Electrical Equip.)	(a)	6,992	236,679
Amprius Technologies, Inc. (Electrical Equip.)	(a)	7,642	128,844
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,499	397,715
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	45,290	234,149
Argan, Inc. (Construction & Engineering)		1,233	671,553
Astronics Corp. (Aerospace & Defense)	(a)	2,634	175,767
Atmus Filtration Technologies, Inc. (Machinery)		9,361	531,424
AZZ, Inc. (Building Products)		2,369	296,433
Beta Technologies, Inc. Class A (Aerospace & Defense)	(a)	1,036	15,229
BlackSky Technology, Inc. (Professional Svs.)	(a)	860	21,638
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	18,845	2,553,309
Blue Bird Corp. (Machinery)	(a)	3,561	202,229
Brink's Co. / The (Commercial Svs. & Supplies)		4,039	418,562
Brookfield Business Corp. Class A (Industrial Conglomerates)		5,359	169,559
Byrna Technologies, Inc. (Aerospace & Defense)	(a)	3,805	34,930
CBIZ, Inc. (Professional Svs.)	(a)	540	14,499
CECO Environmental Corp. (Machinery)	(a)	2,503	149,129
Centuri Holdings, Inc. (Construction & Engineering)	(a)	11,331	330,978
Chart Industries, Inc. (Machinery)	(a)	3,523	728,380
Columbus McKinnon Corp. (Machinery)		1,273	18,497
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	3,514	390,476
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	4,007	75,772
Covenant Logistics Group, Inc. (Ground Transportation)		1,366	37,087
Crane Co. (Machinery)		1,131	193,401
DNOW, Inc. (Trading Companies & Distributors)	(a)	6,314	75,200
Donaldson Co., Inc. (Machinery)		991	84,106
Douglas Dynamics, Inc. (Machinery)		3,750	157,837
Ducommun, Inc. (Aerospace & Defense)	(a)	1,642	200,324
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,287	1,113,701
Energy Recovery, Inc. (Machinery)	(a)	11,089	111,666
Enerpac Tool Group Corp. (Machinery)		1,930	70,387
EnerSys (Electrical Equip.)		2,140	371,761
Enovix Corp. (Electrical Equip.)	(a)	19,017	98,508
Enpro, Inc. (Machinery)		212	53,138
Eos Energy Enterprises, Inc. (Electrical Equip.)	(a)	25,502	126,490
ESCO Technologies, Inc. (Machinery)		2,781	782,490
Common Stocks (Continued)		Shares	Value
Industrials (continued)
EVI Industries, Inc. (Trading Companies & Distributors)		696	$14,324
ExlService Holdings, Inc. (Professional Svs.)	(a)	7,615	231,877
Exponent, Inc. (Professional Svs.)		4,459	290,950
Federal Signal Corp. (Machinery)		5,362	579,847
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	3,421	97,396
Flowserve Corp. (Machinery)		842	61,895
Fluence Energy, Inc. (Electrical Equip.)	(a)	4,774	65,690
Fluor Corp. (Construction & Engineering)	(a)	8,374	390,647
Forgent Power Solutions, Inc. (Electrical Equip.)	(a)	8,201	240,043
Forward Air Corp. (Air Freight & Logistics)	(a)	4,591	76,716
Franklin Electric Co., Inc. (Machinery)		4,662	429,697
Genco Shipping & Trading Ltd. (Marine Transportation)		2,094	47,220
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	11,480	192,979
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)	(a)	7,602	141,017
Herc Holdings, Inc. (Trading Companies & Distributors)		2,775	276,251
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	7,269	33,510
Hudson Technologies, Inc. (Trading Companies & Distributors)	(a)	2,517	14,800
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		309	117,389
IBEX Holdings Ltd. (Professional Svs.)	(a)	6,280	168,430
IES Holdings, Inc. (Construction & Engineering)	(a)	863	411,194
Innodata, Inc. (Professional Svs.)	(a)	1,992	76,931
Interface, Inc. (Commercial Svs. & Supplies)		1,032	25,717
Joby Aviation, Inc. (Passenger Airlines)	(a)	49,521	409,043
Karat Packaging, Inc. (Trading Companies & Distributors)		5,979	166,934
KBR, Inc. (Professional Svs.)		3,336	122,965
Kirby Corp. (Marine Transportation)	(a)	2,649	351,999
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	16,289	1,148,537
Lyft, Inc. Class A (Ground Transportation)	(a)	3,939	52,389
Matson, Inc. (Marine Transportation)		1,486	243,615
Maximus, Inc. (Professional Svs.)		3,865	247,746
Modine Manufacturing Co. (Building Products)	(a)	4,320	936,187
Moog, Inc. Class A (Aerospace & Defense)		2,841	831,390
Mueller Water Products, Inc. Class A (Machinery)		11,582	318,389
MYR Group, Inc. (Construction & Engineering)	(a)	1,968	555,606
Nextpower, Inc. Class A (Electrical Equip.)	(a)	8,722	1,051,437
NPK International, Inc. (Trading Companies & Distributors)	(a)	9,643	139,727
NuScale Power Corp. (Electrical Equip.)	(a)	14,984	162,427
Owens Corning (Building Products)		2,442	264,273
Planet Labs PBC (Professional Svs.)	(a)	22,650	633,067
Powell Industries, Inc. (Electrical Equip.)		545	294,889
Primoris Services Corp. (Construction & Engineering)		3,224	461,161
Proto Labs, Inc. (Machinery)	(a)	971	55,366
Red Cat Holdings, Inc. (Aerospace & Defense)	(a)	2,018	26,416
Redwire Corp. (Aerospace & Defense)	(a)	8,970	76,245
Resideo Technologies, Inc. (Building Products)	(a)	1,974	66,544
Resources Connection, Inc. (Professional Svs.)		4,757	17,744
Satellogic, Inc. Class A (Aerospace & Defense)	(a)	3,665	19,938
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	6,306	41,493
SkyWest, Inc. (Passenger Airlines)	(a)	3,500	321,405
Spire Global, Inc. (Professional Svs.)	(a)	1,709	21,499
SPX Technologies, Inc. (Machinery)	(a)	3,997	799,160
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,551	1,038,946

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Tecnoglass, Inc. (Building Products)		641	$28,557
Tetra Tech, Inc. (Commercial Svs. & Supplies)		5,393	162,437
Transcat, Inc. (Trading Companies & Distributors)	(a)	389	28,572
Trinity Industries, Inc. (Machinery)		6,605	212,549
Tutor Perini Corp. (Construction & Engineering)		2,525	194,905
Verra Mobility Corp. (Professional Svs.)	(a)	18,069	258,206
Vicor Corp. (Electrical Equip.)	(a)	2,049	329,889
VSE Corp. (Aerospace & Defense)		1,195	220,358
Watts Water Technologies, Inc. Class A (Machinery)		1,946	564,904
Willdan Group, Inc. (Professional Svs.)	(a)	2,165	165,752
Worthington Enterprises, Inc. (Machinery)		1,565	81,599
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	3,909	159,644
Zurn Elkay Water Solutions Corp. (Building Products)		13,562	608,120
			30,208,107
Information Technology–20.6%
A10 Networks, Inc. (Software)		5,570	128,778
ACI Worldwide, Inc. (Software)	(a)	9,241	378,973
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	14,006	176,195
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		5,015	1,618,391
Aehr Test Systems (Semiconductors & Equip.)	(a)	2,461	91,254
Aeva Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,877	37,861
Agilysys, Inc. (Software)	(a)	1,599	113,753
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,753	244,661
Amkor Technology, Inc. (Semiconductors & Equip.)		5,241	236,002
Amplitude, Inc. Class A (Software)	(a)	30,716	209,483
Applied Digital Corp. (IT Svs.)	(a)	14,409	342,070
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	4,836	409,077
Arteris, Inc. (Software)	(a)	5,050	83,022
Asana, Inc. Class A (Software)	(a)	13,078	83,699
Aurora Innovation, Inc. (Software)	(a)	7,147	29,446
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,045	97,269
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,846	281,238
Belden, Inc. (Electronic Equip., Instr. & Comp.)		226	25,952
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)		678	38,009
Bitdeer Technologies Group Class A (Software)	(a)	4,054	35,067
Box, Inc. Class A (Software)	(a)	23,875	564,405
Braze, Inc. Class A (Software)	(a)	6,711	158,447
C3.ai, Inc. Class A (Software)	(a)	22,611	190,385
Calix, Inc. (Communications Equip.)	(a)	7,867	385,404
CEVA, Inc. (Semiconductors & Equip.)	(a)	6,613	123,531
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	2,655	383,966
Clear Secure, Inc. Class A (Software)		4,811	232,901
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	22,663	535,980
Cognex Corp. (Electronic Equip., Instr. & Comp.)		962	47,128
Commvault Systems, Inc. (Software)	(a)	3,031	236,085
Core Scientific, Inc. (Software)	(a)	12,539	187,583
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	14,164	1,329,575
Digital Turbine, Inc. (Software)	(a)	8,565	24,667
Domo, Inc. Class B (Software)	(a)	26,002	79,566
D-Wave Quantum, Inc. (Software)	(a)	26,731	385,728
Elastic N.V. (Software)	(a)	2,150	107,478
Evolv Technologies Holdings, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,845	29,312
Extreme Networks, Inc. (Communications Equip.)	(a)	17,560	264,805
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,267	1,703,806
Five9, Inc. (Software)	(a)	2,952	44,782
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	475	$31,094
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,456	626,167
Freshworks, Inc. Class A (Software)	(a)	23,069	185,244
Harmonic, Inc. (Communications Equip.)	(a)	19,556	175,613
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,241	230,151
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,426	95,556
Intapp, Inc. (Software)	(a)	7,806	200,536
InterDigital, Inc. (Software)		2,291	691,882
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	27,262	785,963
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	165	18,907
Klaviyo, Inc. Class A (Software)	(a)	1,714	33,354
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		4,834	317,690
Manhattan Associates, Inc. (Software)	(a)	2,178	289,935
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		13,741	75,850
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,056	317,071
Napco Security Technologies, Inc. (Electronic Equip., Instr. & Comp.)		2,050	80,750
NETGEAR, Inc. (Communications Equip.)	(a)	6,488	141,698
Netskope, Inc. Class A (Software)	(a)	4,139	35,140
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,007	355,157
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,561	320,114
Ooma, Inc. (Software)	(a)	1,953	28,416
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,648	437,560
Ouster, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,065	129,784
Pagaya Technologies Ltd. Class A (Software)	(a)	1,680	19,572
PAR Technology Corp. (Software)	(a)	1,496	19,942
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,398	81,727
Photronics, Inc. (Semiconductors & Equip.)	(a)	633	25,580
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,716	752,639
Q2 Holdings, Inc. (Software)	(a)	7,159	338,621
Qualys, Inc. (Software)	(a)	4,323	379,776
Quantum Computing, Inc. (Tech. Hardware, Storage & Periph.)	(a)	14,660	100,421
Rambus, Inc. (Semiconductors & Equip.)	(a)	10,070	866,322
Red Violet, Inc. (Software)	(a)	1,612	55,775
Rezolve AI PLC (Software)	(a)	10,399	26,621
Rigetti Computing, Inc. (Semiconductors & Equip.)	(a)	21,651	303,980
RingCentral, Inc. Class A (Software)		4,054	150,768
Rubrik, Inc. Class A (Software)	(a)	1,124	55,042
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,965	514,023
Semtech Corp. (Semiconductors & Equip.)	(a)	7,012	539,153
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	657	136,755
SiTime Corp. (Semiconductors & Equip.)	(a)	1,854	640,279
SkyWater Technology, Inc. (Semiconductors & Equip.)	(a)	3,288	90,124
Skyworks Solutions, Inc. (Semiconductors & Equip.)		2,040	109,242
SoundHound AI, Inc. Class A (Software)	(a)	28,691	197,107
Sprout Social, Inc. Class A (Software)	(a)	16,224	92,477
Tenable Holdings, Inc. (Software)	(a)	15,669	265,041
Terawulf, Inc. (Software)	(a)	21,668	312,669
TSS, Inc. (IT Svs.)	(a)	5,481	71,308
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,137	208,187
Varonis Systems, Inc. (Software)	(a)	9,030	193,874
Viavi Solutions, Inc. (Communications Equip.)	(a)	18,703	622,436
Vistance Networks, Inc. (Communications Equip.)	(a)	11,139	202,730
Workiva, Inc. (Software)	(a)	4,802	286,343

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Xperi, Inc. (Software)	(a)	13,525	$75,740
Zeta Global Holdings Corp. Class A (Software)	(a)	19,252	306,492
			25,320,132
Materials–3.8%
AdvanSix, Inc. (Chemicals)		616	15,030
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,674	343,622
Cabot Corp. (Chemicals)		340	25,605
Century Aluminum Co. (Metals & Mining)	(a)	8,088	474,685
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	22,239	187,919
Coeur Mining, Inc. (Metals & Mining)	(a)	37,369	701,416
Constellium SE (Metals & Mining)	(a)	19,429	477,565
Contango Silver & Gold, Inc. (Metals & Mining)	(a)	1,568	29,400
Hawkins, Inc. (Chemicals)		837	128,563
Hecla Mining Co. (Metals & Mining)		17,224	320,883
Idaho Strategic Resources, Inc. (Metals & Mining)	(a)	3,515	112,902
Intrepid Potash, Inc. (Chemicals)	(a)	3,008	128,652
Kaiser Aluminum Corp. (Metals & Mining)		3,662	441,308
Knife River Corp. (Construction Materials)	(a)	1,389	113,412
Materion Corp. (Metals & Mining)		704	101,834
Mativ Holdings, Inc. (Chemicals)		11,008	95,770
Novagold Resources, Inc. (Metals & Mining)	(a)	28,178	253,038
Perpetua Resources Corp. (Metals & Mining)	(a)	7,390	207,807
Ramaco Resources, Inc. Class A (Metals & Mining)	(a)	5,884	90,967
Ryerson Holding Corp. (Metals & Mining)		4,256	95,675
U.S. Antimony Corp. (Metals & Mining)	(a)	2,798	24,426
U.S. Lime & Minerals, Inc. (Construction Materials)		1,466	191,474
U.S.A. Rare Earth, Inc. (Metals & Mining)	(a)	1,531	23,172
Warrior Met Coal, Inc. (Metals & Mining)		521	48,531
			4,633,656
Real Estate–0.9%
Agree Realty Corp. (Retail REITs)		5,935	447,380
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	34,303	$250,755
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		19,086	365,688
Janus Living, Inc. (Health Care REITs)	(a)	1,956	46,103
			1,109,926
Utilities–0.7%
Avista Corp. (Multi-Utilities)		5,893	236,545
Brookfield Infrastructure Corp. Class A (Gas Utilities)		4,473	176,773
Southwest Gas Holdings, Inc. (Gas Utilities)		4,875	423,637
			836,955
Total Common Stocks (Cost $111,588,585)			$120,338,763

Rights–0.0%		Quantity	Value
Health Care–0.0%
Akero Therapeutics, Inc. CVR (Acquired December 10, 2025, Cost $3,880) (Biotechnology)	(a)(b)	5,970	$3,880
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $2,777) (Biotechnology)	(a)(b)	6,037	2,777
Flexion Therapeutics, Inc. CVR (Acquired November 22, 2021, Cost $3,835) (Biotechnology)	(a)(b)	6,185	3,835
Prevail Therapeutics, Inc. CVR (Acquired January 21, 2021, Cost $1,116) (Biotechnology)	(a)(b)	2,231	1,116
Total Rights (Cost $11,608)			$11,608
Total Investments – 97.9% (Cost $111,600,193)	(c)		$120,350,371
Other Assets in Excess of Liabilities – 2.1%	(d)		2,633,010
Net Assets – 100.0%			$122,983,381

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At March 31, 2026, the value of restricted securities in the Portfolio totaled $11,608, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $181,937 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	17	June 18, 2026	$2,144,395	$2,135,370	$(9,025)	$71,400
Total Futures Contracts			$2,144,395	$2,135,370	$(9,025)	$71,400
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services–1.0%
New York Times Co. / The Class A (Media)		25,478	$2,133,273
Nexstar Media Group, Inc. (Media)		4,495	812,831
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	92,324	1,693,222
Warner Music Group Corp. Class A (Entertainment)		23,176	591,915
			5,231,241
Consumer Discretionary–11.0%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	7,232	660,788
Aramark (Hotels, Restaurants & Leisure)		41,448	1,680,302
Autoliv, Inc. (Automobile Components)		10,838	1,139,724
AutoNation, Inc. (Specialty Retail)	(a)	4,105	801,542
Bath & Body Works, Inc. (Specialty Retail)		32,284	602,742
BorgWarner, Inc. (Automobile Components)		32,651	1,771,643
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		9,116	749,153
Brunswick Corp. (Leisure Products)		10,256	746,227
Burlington Stores, Inc. (Specialty Retail)	(a)	9,805	3,190,351
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	18,791	331,097
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	15,730	1,272,557
Chewy, Inc. Class A (Specialty Retail)	(a)	37,613	1,015,551
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3,259	337,307
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		10,446	938,364
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		3,994	218,911
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,922	657,684
Dick's Sporting Goods, Inc. (Specialty Retail)		10,471	2,076,295
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	6,310	621,977
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	20,032	1,014,821
Five Below, Inc. (Specialty Retail)	(a)	8,698	1,987,319
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	16,993	863,244
GameStop Corp. Class A (Specialty Retail)	(a)	64,997	1,497,531
Gap, Inc. / The (Specialty Retail)		35,777	865,803
Gentex Corp. (Automobile Components)		34,526	754,393
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	45,140	299,278
Graham Holdings Co. Class B (Diversified Consumer Svs.)		536	566,691
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	4,357	740,821
H&R Block, Inc. (Diversified Consumer Svs.)		19,989	634,451
Harley-Davidson, Inc. (Automobiles)		18,630	376,699
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	9,443	369,410
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		6,518	937,223
KB Home (Household Durables)		9,962	515,534
Lear Corp. (Automobile Components)		7,999	968,519
Lithia Motors, Inc. (Specialty Retail)		3,824	954,929
Macy's, Inc. (Broadline Retail)		41,928	758,478
Mattel, Inc. (Leisure Products)	(a)	49,012	712,144
Murphy U.S.A., Inc. (Specialty Retail)		2,664	1,315,936
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	9,672	890,211
Penske Automotive Group, Inc. (Specialty Retail)		2,908	434,804
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	13,086	973,337
Polaris, Inc. (Leisure Products)		8,427	459,272
PVH Corp. (Textiles, Apparel & Luxury Goods)		7,223	503,877
RH (Specialty Retail)	(a)	2,428	339,483
Service Corp. International (Diversified Consumer Svs.)		21,955	1,811,507
Somnigroup International, Inc. (Household Durables)		33,101	2,446,826
Taylor Morrison Home Corp. (Household Durables)	(a)	15,411	897,537
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,431	$1,722,575
Thor Industries, Inc. (Automobiles)		8,332	665,644
Toll Brothers, Inc. (Household Durables)		14,942	2,039,135
TopBuild Corp. (Household Durables)	(a)	4,401	1,546,071
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		10,144	701,863
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		5,642	723,981
Valvoline, Inc. (Specialty Retail)	(a)	20,077	676,193
VF Corp. (Textiles, Apparel & Luxury Goods)		51,828	880,558
Visteon Corp. (Automobile Components)		4,303	392,046
Whirlpool Corp. (Household Durables)		9,998	539,092
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,382	679,079
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		11,914	967,774
YETI Holdings, Inc. (Leisure Products)	(a)	12,270	448,959
			55,685,263
Consumer Staples–4.6%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		58,350	994,284
BellRing Brands, Inc. (Personal Care Products)	(a)	18,493	297,552
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	20,634	2,030,798
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,213	279,475
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		5,845	4,254,342
Celsius Holdings, Inc. (Beverages)	(a)	25,204	894,238
Coca-Cola Consolidated, Inc. (Beverages)		8,920	1,710,321
Coty, Inc. Class A (Personal Care Products)	(a)	58,284	117,151
Darling Ingredients, Inc. (Food Products)	(a)	24,945	1,542,848
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	9,312	564,400
Flowers Foods, Inc. (Food Products)		33,302	271,411
Ingredion, Inc. (Food Products)		9,935	1,119,277
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	28,980	1,085,591
Marzetti Company / The (Food Products)		3,200	442,656
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	24,774	2,122,141
Pilgrim's Pride Corp. (Food Products)		6,743	254,616
Post Holdings, Inc. (Food Products)	(a)	6,655	657,913
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	15,355	1,184,331
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	34,778	3,206,880
			23,030,225
Energy–5.4%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		52,222	1,190,662
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	46,220	1,961,577
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		8,967	1,274,928
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	22,451	865,486
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		16,033	2,159,164
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		24,656	1,538,288
Matador Resources Co. (Oil, Gas & Consumable Fuels)		18,421	1,163,839
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		21,159	872,809
NOV, Inc. (Energy Equip. & Svs.)		56,834	1,069,047
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		43,787	2,599,196
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		13,092	623,441
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		116,750	2,489,110

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Range Resources Corp. (Oil, Gas & Consumable Fuels)		37,364	$1,688,105
TechnipFMC PLC (Energy Equip. & Svs.)		63,791	4,409,873
Valaris Ltd. (Energy Equip. & Svs.)	(a)	10,153	995,400
Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		29,303	1,376,948
Weatherford International PLC (Energy Equip. & Svs.)		11,310	1,069,700
			27,347,573
Financials–14.9%
Affiliated Managers Group, Inc. (Capital Markets)		4,436	1,227,441
Ally Financial, Inc. (Consumer Finance)		44,269	1,736,673
American Financial Group, Inc. (Insurance)		10,916	1,394,082
Annaly Capital Management, Inc. (Mortgage REIT)		113,286	2,395,999
Associated Banc-Corp (Banks)		25,799	667,162
Bank OZK (Banks)		16,362	750,852
Brighthouse Financial, Inc. (Insurance)	(a)	9,018	539,998
Carlyle Group, Inc. / The (Capital Markets)		40,921	1,980,167
CNO Financial Group, Inc. (Insurance)		14,902	611,876
Columbia Banking System, Inc. (Banks)		46,587	1,277,882
Commerce Bancshares, Inc. (Banks)		21,611	1,063,261
Corebridge Financial, Inc. (Financial Services)		40,258	960,556
Cullen / Frost Bankers, Inc. (Banks)		9,967	1,366,276
East West Bancorp, Inc. (Banks)		21,697	2,316,372
Equitable Holdings, Inc. (Financial Services)		44,675	1,657,889
Essent Group Ltd. (Financial Services)		15,053	879,697
Euronet Worldwide, Inc. (Financial Services)	(a)	6,166	409,238
Evercore, Inc. Class A (Capital Markets)		6,099	1,820,613
Federated Hermes, Inc. (Capital Markets)		11,654	660,898
Fidelity National Financial, Inc. (Insurance)		40,221	1,865,450
First American Financial Corp. (Insurance)		16,069	968,800
First Financial Bankshares, Inc. (Banks)		20,551	605,227
First Horizon Corp. (Banks)		76,482	1,740,730
FirstCash Holdings, Inc. (Consumer Finance)		6,104	1,147,552
Flagstar Bank N.A. (Banks)		47,231	622,032
FNB Corp. (Banks)		56,345	942,089
Glacier Bancorp, Inc. (Banks)		20,291	906,399
Hamilton Lane, Inc. Class A (Capital Markets)		6,444	640,534
Hancock Whitney Corp. (Banks)		12,972	824,890
Hanover Insurance Group, Inc. / The (Insurance)		5,582	967,640
Home BancShares, Inc. (Banks)		28,849	776,904
Houlihan Lokey, Inc. (Capital Markets)		8,571	1,230,967
International Bancshares Corp. (Banks)		8,529	573,917
Janus Henderson Group PLC (Capital Markets)		19,438	998,530
Jefferies Financial Group, Inc. (Capital Markets)		26,075	1,076,115
Kinsale Capital Group, Inc. (Insurance)		3,485	1,190,685
MGIC Investment Corp. (Financial Services)		34,593	908,066
Morningstar, Inc. (Capital Markets)		3,620	611,961
Old National Bancorp (Banks)		54,688	1,208,605
Old Republic International Corp. (Insurance)		35,900	1,432,410
Pinnacle Financial Partners, Inc. (Banks)		23,740	2,044,964
Primerica, Inc. (Insurance)		5,033	1,260,666
Prosperity Bancshares, Inc. (Banks)		15,934	1,070,446
Reinsurance Group of America, Inc. (Insurance)		10,363	2,115,710
RenaissanceRe Holdings Ltd. (Insurance)		6,858	2,038,403
RLI Corp. (Insurance)		14,482	826,053
Ryan Specialty Holdings, Inc. (Insurance)		17,985	606,814
SEI Investments Co. (Capital Markets)		14,649	1,149,507
Selective Insurance Group, Inc. (Insurance)		9,475	714,320
Shift4 Payments, Inc. Class A (Financial Services)	(a)	10,655	465,943
SLM Corp. (Consumer Finance)		31,413	672,552
Southstate Bank Corp. (Banks)		15,634	1,446,458
Starwood Property Trust, Inc. (Mortgage REIT)		54,895	945,292
Stifel Financial Corp. (Capital Markets)		24,048	1,777,628
Texas Capital Bancshares, Inc. (Banks)	(a)	6,966	660,934
UMB Financial Corp. (Banks)		11,260	1,270,016
United Bankshares, Inc. (Banks)		22,007	911,530
Unum Group (Insurance)		24,040	1,755,641
Valley National Bancorp (Banks)		75,487	926,980
Voya Financial, Inc. (Financial Services)		14,823	1,012,707
Common Stocks (Continued)		Shares	Value
Financials (continued)
Webster Financial Corp. (Banks)		25,426	$1,765,073
Western Alliance Bancorp (Banks)		16,194	1,147,345
WEX, Inc. (Financial Services)	(a)	5,407	827,487
Wintrust Financial Corp. (Banks)		10,562	1,467,484
Zions Bancorp N.A. (Banks)		23,284	1,341,624
			75,178,012
Health Care–8.9%
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	22,082	1,384,541
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	107,557	843,247
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	30,295	1,711,365
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,867	799,176
Bruker Corp. (Life Sciences Tools & Svs.)		17,491	631,775
Chemed Corp. (Health Care Providers & Svs.)		2,234	843,871
Cytokinetics, Inc. (Biotechnology)	(a)	19,281	1,270,811
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		31,468	365,029
Doximity, Inc. Class A (Health Care Technology)	(a)	21,101	491,653
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	78,353	1,874,987
Encompass Health Corp. (Health Care Providers & Svs.)		15,867	1,534,815
Ensign Group, Inc. / The (Health Care Providers & Svs.)		9,095	1,832,642
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	25,842	655,612
Exelixis, Inc. (Biotechnology)	(a)	40,955	1,756,560
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	17,569	1,513,745
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	7,328	413,006
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	18,544	1,198,499
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	13,473	1,125,939
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	32,849	681,945
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	24,112	2,972,045
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	9,582	1,811,477
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	10,457	793,163
LivaNova PLC (Health Care Equip. & Supplies)	(a)	8,611	547,315
Masimo Corp. (Health Care Equip. & Supplies)	(a)	7,200	1,280,664
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,536	1,697,952
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	15,827	2,085,049
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	25,031	673,835
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,186	2,031,297
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	8,344	983,090
Roivant Sciences Ltd. (Biotechnology)	(a)	71,103	1,969,553
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	36,736	526,794
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	13,859	2,615,332
United Therapeutics Corp. (Biotechnology)	(a)	6,790	4,026,334
			44,943,118
Industrials–25.5%
AAON, Inc. (Building Products)		10,671	883,025
Acuity, Inc. (Electrical Equip.)		4,804	1,346,177
Advanced Drainage Systems, Inc. (Building Products)		11,301	1,549,706
AECOM (Construction & Engineering)		20,388	1,729,310
AeroVironment, Inc. (Aerospace & Defense)	(a)	5,016	918,179
AGCO Corp. (Machinery)		9,476	1,097,984
Alaska Air Group, Inc. (Passenger Airlines)	(a)	18,078	664,909
American Airlines Group, Inc. (Passenger Airlines)	(a)	104,126	1,118,313
API Group Corp. (Construction & Engineering)	(a)	60,508	2,451,784
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		5,882	1,560,612
ATI, Inc. (Aerospace & Defense)	(a)	21,425	3,116,481

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Avis Budget Group, Inc. (Ground Transportation)	(a)	2,664	$388,544
Booz Allen Hamilton Holding Corp. (Professional Svs.)		19,017	1,483,897
Brink's Co. / The (Commercial Svs. & Supplies)		6,552	678,984
BWX Technologies, Inc. (Aerospace & Defense)		14,418	2,948,337
CACI International, Inc. Class A (Professional Svs.)	(a)	3,483	1,894,299
Carlisle Cos., Inc. (Building Products)		6,433	2,146,177
Carpenter Technology Corp. (Aerospace & Defense)		7,855	3,096,048
Chart Industries, Inc. (Machinery)	(a)	7,089	1,465,651
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	7,920	2,270,902
CNH Industrial N.V. (Machinery)		139,552	1,535,072
Concentrix Corp. (Professional Svs.)		6,897	188,702
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	29,773	1,470,786
Crane Co. (Machinery)		7,720	1,320,120
Curtiss-Wright Corp. (Aerospace & Defense)		5,814	3,960,032
Donaldson Co., Inc. (Machinery)		18,188	1,543,616
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,726	1,601,263
EnerSys (Electrical Equip.)		5,811	1,009,487
Esab Corp. (Machinery)		8,999	869,843
ExlService Holdings, Inc. (Professional Svs.)	(a)	24,782	754,612
Exponent, Inc. (Professional Svs.)		7,867	513,322
Flowserve Corp. (Machinery)		20,032	1,472,552
Fluor Corp. (Construction & Engineering)	(a)	25,418	1,185,750
Fortune Brands Innovations, Inc. (Building Products)		18,945	738,287
FTI Consulting, Inc. (Professional Svs.)	(a)	4,773	843,723
GATX Corp. (Trading Companies & Distributors)		5,630	961,266
Genpact Ltd. (Professional Svs.)		24,982	930,580
Graco, Inc. (Machinery)		26,145	2,213,174
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	18,058	936,307
Hexcel Corp. (Aerospace & Defense)		11,964	968,247
ITT, Inc. (Machinery)		13,562	2,583,968
KBR, Inc. (Professional Svs.)		20,026	738,158
Kirby Corp. (Marine Transportation)	(a)	8,547	1,135,725
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		25,600	1,474,048
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	29,113	2,052,758
Landstar System, Inc. (Ground Transportation)		5,371	861,025
Lincoln Electric Holdings, Inc. (Machinery)		8,677	2,161,267
MasTec, Inc. (Construction & Engineering)	(a)	9,673	3,112,191
Maximus, Inc. (Professional Svs.)		8,602	551,388
Middleby Corp. / The (Machinery)	(a)	7,308	968,895
Moog, Inc. Class A (Aerospace & Defense)		4,483	1,311,905
MSA Safety, Inc. (Commercial Svs. & Supplies)		5,748	942,385
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,216	665,820
Mueller Industries, Inc. (Machinery)		17,506	1,939,665
Nextpower, Inc. Class A (Electrical Equip.)	(a)	23,414	2,822,558
nVent Electric PLC (Electrical Equip.)		25,446	3,009,753
Oshkosh Corp. (Machinery)		9,975	1,468,420
Owens Corning (Building Products)		12,961	1,402,639
Parsons Corp. (Professional Svs.)	(a)	8,344	451,994
Paylocity Holding Corp. (Professional Svs.)	(a)	6,882	743,531
RB Global, Inc. (Commercial Svs. & Supplies)		29,283	2,806,776
RBC Bearings, Inc. (Machinery)	(a)	4,986	2,707,996
Regal Rexnord Corp. (Electrical Equip.)		10,471	1,960,799
Ryder System, Inc. (Ground Transportation)		6,217	1,272,682
Saia, Inc. (Ground Transportation)	(a)	4,201	1,475,727
Science Applications International Corp. (Professional Svs.)		7,116	675,451
Sensata Technologies Holding PLC (Electrical Equip.)		22,973	809,109
Simpson Manufacturing Co., Inc. (Building Products)		6,538	1,122,052
SPX Technologies, Inc. (Machinery)	(a)	7,859	1,571,328
Common Stocks (Continued)		Shares	Value
Industrials (continued)
StandardAero, Inc. (Aerospace & Defense)	(a)	29,907	$772,498
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	4,844	1,972,816
Terex Corp. (Machinery)		17,930	1,059,663
Tetra Tech, Inc. (Commercial Svs. & Supplies)		41,128	1,238,775
Timken Co. / The (Machinery)		9,996	1,005,298
Toro Co. / The (Machinery)		15,372	1,436,360
TransUnion (Professional Svs.)		30,340	2,099,225
Trex Co., Inc. (Building Products)	(a)	16,914	616,008
UFP Industries, Inc. (Building Products)		9,187	846,306
UL Solutions, Inc. Class A (Professional Svs.)		12,183	1,044,205
Valmont Industries, Inc. (Construction & Engineering)		3,107	1,241,464
Vicor Corp. (Electrical Equip.)	(a)	3,583	576,863
Watsco, Inc. (Trading Companies & Distributors)		5,507	2,003,392
Watts Water Technologies, Inc. Class A (Machinery)		4,325	1,255,504
WESCO International, Inc. (Trading Companies & Distributors)		7,671	2,098,939
Woodward, Inc. (Aerospace & Defense)		9,401	3,364,806
XPO, Inc. (Ground Transportation)	(a)	18,473	3,593,922
			128,852,117
Information Technology–12.2%
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		5,952	1,920,770
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	19,577	617,263
Amkor Technology, Inc. (Semiconductors & Equip.)		17,940	807,838
Appfolio, Inc. Class A (Software)	(a)	3,838	605,713
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,056	1,155,311
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		12,909	795,453
Belden, Inc. (Electronic Equip., Instr. & Comp.)		6,197	711,602
Bentley Systems, Inc. Class B (Software)		23,485	824,793
BILL Holdings, Inc. (Software)	(a)	13,889	531,949
Blackbaud, Inc. (Software)	(a)	5,645	217,953
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	8,044	1,163,323
Cognex Corp. (Electronic Equip., Instr. & Comp.)		26,131	1,280,158
Commvault Systems, Inc. (Software)	(a)	6,934	540,089
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		7,787	316,074
Docusign, Inc. (Software)	(a)	31,582	1,497,303
Dolby Laboratories, Inc. Class A (Software)		9,601	576,636
Dropbox, Inc. Class A (Software)	(a)	27,506	624,936
Dynatrace, Inc. (Software)	(a)	47,033	1,739,280
Entegris, Inc. (Semiconductors & Equip.)		23,970	2,810,243
Everpure, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	49,463	2,920,296
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	5,650	2,946,588
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	57,980	3,795,371
Guidewire Software, Inc. (Software)	(a)	13,407	2,005,151
InterDigital, Inc. (Software)		4,051	1,223,402
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,986	456,756
Kyndryl Holdings, Inc. (IT Svs.)	(a)	36,043	472,884
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	21,570	2,000,833
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,927	1,332,627
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,173	2,259,118
Manhattan Associates, Inc. (Software)	(a)	9,438	1,256,387
MKS, Inc. (Semiconductors & Equip.)		10,592	2,434,148
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,642	666,377
Nutanix, Inc. Class A (Software)	(a)	42,641	1,620,784
Okta, Inc. (IT Svs.)	(a)	26,723	2,103,367
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	7,830	1,605,698
Pegasystems, Inc. (Software)		14,395	612,651
Qualys, Inc. (Software)	(a)	5,655	496,792

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Rambus, Inc. (Semiconductors & Equip.)	(a)	16,976	$1,460,445
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,197	1,081,756
SiTime Corp. (Semiconductors & Equip.)	(a)	3,484	1,203,199
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,108	427,804
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		11,824	1,994,827
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	16,295	1,587,459
Twilio, Inc. Class A (IT Svs.)	(a)	23,909	3,008,230
UiPath, Inc. Class A (Software)	(a)	67,527	749,550
Universal Display Corp. (Semiconductors & Equip.)		6,972	639,054
Vontier Corp. (Electronic Equip., Instr. & Comp.)		22,330	792,045
			61,890,286
Materials–5.8%
Alcoa Corp. (Metals & Mining)		40,837	2,708,718
AptarGroup, Inc. (Containers & Packaging)		10,152	1,279,355
Ashland, Inc. (Chemicals)		7,216	401,282
Avient Corp. (Chemicals)		14,439	524,136
Axalta Coating Systems Ltd. (Chemicals)	(a)	33,652	932,160
Cabot Corp. (Chemicals)		8,235	620,178
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	89,948	760,061
Commercial Metals Co. (Metals & Mining)		17,489	1,074,349
Crown Holdings, Inc. (Containers & Packaging)		17,676	1,772,019
Eagle Materials, Inc. (Construction Materials)		4,957	939,104
Graphic Packaging Holding Co. (Containers & Packaging)		46,540	462,608
Greif, Inc. Class A (Containers & Packaging)		3,903	261,774
Hecla Mining Co. (Metals & Mining)		105,671	1,968,651
Knife River Corp. (Construction Materials)	(a)	8,936	729,624
Louisiana-Pacific Corp. (Paper & Forest Products)		9,994	727,064
MP Materials Corp. (Metals & Mining)	(a)	21,241	1,025,091
NewMarket Corp. (Chemicals)		1,230	788,368
Olin Corp. (Chemicals)		17,914	532,583
Reliance, Inc. (Metals & Mining)		8,245	2,505,820
Royal Gold, Inc. (Metals & Mining)		12,777	3,251,619
RPM International, Inc. (Chemicals)		20,197	2,007,582
Scotts Miracle-Gro Co. / The (Chemicals)		7,048	428,589
Silgan Holdings, Inc. (Containers & Packaging)		13,831	536,643
Solstice Advanced Materials, Inc. (Chemicals)		25,034	1,906,589
Sonoco Products Co. (Containers & Packaging)		15,554	841,316
Westlake Corp. (Chemicals)		5,259	614,356
			29,599,639
Real Estate–6.8%
Agree Realty Corp. (Retail REITs)		18,897	1,424,456
American Healthcare REIT, Inc. (Health Care REITs)		27,977	1,319,395
American Homes 4 Rent Class A (Residential REITs)		51,411	1,435,395
Brixmor Property Group, Inc. (Retail REITs)		48,348	1,392,422
CareTrust REIT, Inc. (Health Care REITs)		35,230	1,291,179
COPT Defense Properties (Office REITs)		17,815	545,139
Cousins Properties, Inc. (Office REITs)		26,490	597,879
CubeSmart (Specialized REITs)		35,960	1,317,934
EastGroup Properties, Inc. (Industrial REITs)		8,396	1,554,016
EPR Properties (Specialized REITs)		12,007	599,870
Equity LifeStyle Properties, Inc. (Residential REITs)		30,567	1,907,992
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
First Industrial Realty Trust, Inc. (Industrial REITs)		20,898	$1,208,949
Gaming and Leisure Properties, Inc. (Specialized REITs)		44,629	1,980,189
Healthcare Realty Trust, Inc. (Health Care REITs)		55,012	934,654
Independence Realty Trust, Inc. (Residential REITs)		37,350	556,142
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	7,442	2,264,749
Kilroy Realty Corp. (Office REITs)		17,192	484,986
Kite Realty Group Trust (Retail REITs)		34,142	838,186
Lamar Advertising Co. Class A (Specialized REITs)		13,698	1,734,989
National Storage Affiliates Trust (Specialized REITs)		11,162	421,254
NNN REIT, Inc. (Retail REITs)		29,952	1,258,883
Omega Healthcare Investors, Inc. (Health Care REITs)		46,610	2,042,450
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		31,523	331,937
Rayonier, Inc. (Specialized REITs)		43,861	904,414
Rexford Industrial Realty, Inc. (Industrial REITs)		36,305	1,188,263
Sabra Health Care REIT, Inc. (Health Care REITs)		39,762	764,623
STAG Industrial, Inc. (Industrial REITs)		30,125	1,086,308
Vornado Realty Trust (Office REITs)		25,256	656,403
W.P. Carey, Inc. (Diversified REITs)		34,558	2,348,562
			34,391,618
Utilities–3.4%
Black Hills Corp. (Multi-Utilities)		11,902	826,118
Essential Utilities, Inc. (Water Utilities)		44,624	1,797,008
IDACORP, Inc. (Electric Utilities)		8,523	1,218,533
National Fuel Gas Co. (Gas Utilities)		14,985	1,407,991
New Jersey Resources Corp. (Gas Utilities)		15,903	873,393
Northwestern Energy Group, Inc. (Multi-Utilities)		9,689	638,893
OGE Energy Corp. (Electric Utilities)		32,402	1,554,000
ONE Gas, Inc. (Gas Utilities)		9,462	814,962
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		9,585	1,072,753
Portland General Electric Co. (Electric Utilities)		17,739	936,087
Southwest Gas Holdings, Inc. (Gas Utilities)		10,131	880,384
Spire, Inc. (Gas Utilities)		9,319	843,742
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	7,205	2,300,052
TXNM Energy, Inc. (Electric Utilities)		15,459	903,733
UGI Corp. (Gas Utilities)		33,847	1,232,708
			17,300,357
Total Common Stocks (Cost $438,248,695)			$503,449,449

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.633%	05/14/2026	$205,000	$204,108
Total U.S. Treasury Obligations (Cost $204,116)					$204,108
Total Investments – 99.5% (Cost $438,452,811)				(d)	$503,653,557
Other Assets in Excess of Liabilities – 0.5%				(b)	2,598,564
Net Assets – 100.0%					$506,252,121

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $41,973 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of March 31, 2026
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	10	June 18, 2026	$3,383,774	$3,396,500	$12,726	$95,500
Total Futures Contracts			$3,383,774	$3,396,500	$12,726	$95,500
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–98.4%		Shares	Value
Communication Services–12.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		50,003	$14,378,863
Alphabet, Inc. Class C (Interactive Media & Svs.)		44,282	12,702,735
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		25,785	14,752,372
Netflix, Inc. (Entertainment)	(a)	72,207	6,942,703
Spotify Technology SA (Entertainment)	(a)	3,208	1,555,591
			50,332,264
Consumer Discretionary–13.1%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,626	1,089,291
Amazon.com, Inc. (Broadline Retail)	(a)	95,435	19,876,247
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		801	3,372,466
Carnival Corp. (Hotels, Restaurants & Leisure)		27,745	718,041
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	40,441	1,294,516
Coupang, Inc. (Broadline Retail)	(a)	39,595	747,554
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,788	718,918
Garmin Ltd. (Household Durables)		4,688	1,087,663
Home Depot, Inc. / The (Specialty Retail)		8,436	2,774,516
MercadoLibre, Inc. (Broadline Retail)	(a)	699	1,208,585
NVR, Inc. (Household Durables)	(a)	85	560,136
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	12,739	1,175,937
Tesla, Inc. (Automobiles)	(a)	37,625	13,987,094
TJX Cos., Inc. / The (Specialty Retail)		26,153	4,176,634
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	19,426	1,427,423
			54,215,021
Consumer Staples–2.5%
Coca-Cola Co. / The (Beverages)		20,375	1,549,519
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,943	8,911,073
			10,460,592
Energy–0.2%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,642	1,033,454
Financials–5.5%
American Express Co. (Consumer Finance)		2,668	807,017
Bank of America Corp. (Banks)		14,601	711,799
Blackstone, Inc. (Capital Markets)		8,192	941,998
Charles Schwab Corp. / The (Capital Markets)		31,617	2,971,366
Citigroup, Inc. (Banks)		4,764	540,285
Mastercard, Inc. Class A (Financial Services)		10,422	5,207,456
Morgan Stanley (Capital Markets)		7,844	1,290,887
NU Holdings Ltd. Class A (Banks)	(a)	57,473	825,887
Travelers Cos., Inc. / The (Insurance)		3,156	920,542
Visa, Inc. (Financial Services)		28,503	8,614,747
			22,831,984
Health Care–8.3%
AbbVie, Inc. (Biotechnology)		29,061	6,320,477
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	2,023	669,350
Amgen, Inc. (Biotechnology)		5,564	1,957,694
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,457	1,158,177
Bristol-Myers Squibb Co. (Pharmaceuticals)		42,245	2,562,159
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,885	2,088,799
Eli Lilly & Co. (Pharmaceuticals)		11,743	10,800,859
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,063	2,794,982
Common Stocks (Continued)		Shares	Value
Health Care (continued)
McKesson Corp. (Health Care Providers & Svs.)		2,242	$1,940,137
Natera, Inc. (Biotechnology)	(a)	3,982	796,360
Stryker Corp. (Health Care Equip. & Supplies)		2,645	869,121
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,415	2,418,014
			34,376,129
Industrials–7.2%
3M Co. (Industrial Conglomerates)		15,906	2,310,028
Caterpillar, Inc. (Machinery)		1,534	1,086,778
Cintas Corp. (Commercial Svs. & Supplies)		10,861	1,837,030
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,378	1,900,248
Copart, Inc. (Commercial Svs. & Supplies)	(a)	27,136	900,915
GE Vernova, Inc. (Electrical Equip.)		4,154	3,626,027
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		17,037	4,834,590
Howmet Aerospace, Inc. (Aerospace & Defense)		3,842	885,427
Lockheed Martin Corp. (Aerospace & Defense)		1,375	831,036
MasTec, Inc. (Construction & Engineering)	(a)	4,138	1,331,360
Parker-Hannifin Corp. (Machinery)		3,827	3,426,083
RTX Corp. (Aerospace & Defense)		4,594	886,183
Trane Technologies PLC (Building Products)		3,901	1,625,703
Uber Technologies, Inc. (Ground Transportation)	(a)	22,958	1,651,369
Veralto Corp. (Commercial Svs. & Supplies)		7,409	655,104
Vertiv Holdings Co. Class A (Electrical Equip.)		5,322	1,333,587
Waste Connections, Inc. (Commercial Svs. & Supplies)		3,642	591,606
			29,713,074
Information Technology–49.1%
Adobe, Inc. (Software)	(a)	10,551	2,564,737
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	29,221	5,944,428
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		29,573	3,736,549
Analog Devices, Inc. (Semiconductors & Equip.)		3,158	1,004,686
Apple, Inc. (Tech. Hardware, Storage & Periph.)		158,852	40,315,049
Applied Materials, Inc. (Semiconductors & Equip.)		7,363	2,516,600
AppLovin Corp. Class A (Software)	(a)	2,240	891,520
Arista Networks, Inc. (Communications Equip.)	(a)	22,327	2,741,309
Autodesk, Inc. (Software)	(a)	5,998	1,435,921
Broadcom, Inc. (Semiconductors & Equip.)		70,026	21,673,747
Cadence Design Systems, Inc. (Software)	(a)	5,492	1,526,062
Cloudflare, Inc. Class A (IT Svs.)	(a)	4,113	848,676
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,370	1,706,092
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		8,460	1,388,540
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	18,835	1,232,939
Fortinet, Inc. (Software)	(a)	8,327	680,483
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	20,898	929,543
Intuit, Inc. (Software)		4,643	2,007,540
KLA Corp. (Semiconductors & Equip.)		1,722	2,535,490
Lam Research Corp. (Semiconductors & Equip.)		31,117	6,648,458
Manhattan Associates, Inc. (Software)	(a)	5,019	668,129
Marvell Technology, Inc. (Semiconductors & Equip.)		8,748	866,489
Micron Technology, Inc. (Semiconductors & Equip.)		2,746	927,709
Microsoft Corp. (Software)		88,202	32,649,734

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		692	$756,598
Motorola Solutions, Inc. (Communications Equip.)		4,488	1,947,657
NVIDIA Corp. (Semiconductors & Equip.)		242,399	42,274,385
Oracle Corp. (Software)		27,828	4,093,777
Palantir Technologies, Inc. Class A (Software)	(a)	34,581	5,058,509
Palo Alto Networks, Inc. (Software)	(a)	15,017	2,407,526
QUALCOMM, Inc. (Semiconductors & Equip.)		15,559	2,003,688
Salesforce, Inc. (Software)		5,952	1,111,060
ServiceNow, Inc. (Software)	(a)	23,410	2,447,516
Snowflake, Inc. (IT Svs.)	(a)	5,740	865,707
Synopsys, Inc. (Software)	(a)	2,630	1,042,742
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		4,071	850,920
Texas Instruments, Inc. (Semiconductors & Equip.)		7,269	1,411,204
			203,711,719
Common Stocks (Continued)		Shares	Value
Materials–0.4%
Freeport-McMoRan, Inc. (Metals & Mining)		25,098	$1,475,260
Total Common Stocks (Cost $347,331,334)			$408,149,497
Total Investments – 98.4% (Cost $347,331,334)	(b)		$408,149,497
Other Assets in Excess of Liabilities – 1.6%	(c)		6,457,087
Net Assets – 100.0%			$414,606,584

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $480,436 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	13	June 18, 2026	$6,425,478	$6,217,900	$(207,578)	$186,215
Total Futures Contracts			$6,425,478	$6,217,900	$(207,578)	$186,215
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Exchange Traded Funds–70.6%	Shares	Value
Invesco QQQ Trust Series 1 ETF	50,026	$28,874,007
iShares Core S&P 500 ETF	449,240	293,448,060
iShares Core S&P Total U.S. Stock Market ETF	577,000	82,182,110
iShares MBS ETF	495,924	47,087,984
Vanguard Intermediate-Term Corporate Bond ETF	1,532,125	126,783,344
Vanguard Intermediate-Term Treasury ETF	139,000	8,277,450
Vanguard S&P 500 ETF	567,000	338,810,850
Vanguard Total Stock Market ETF	264,000	84,693,840
Total Exchange Traded Funds (Cost $968,138,309)		$1,010,157,645

Asset-Backed Securities–11.5%		Rate	Maturity	Face Amount	Value
Financials–11.5%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$8,000,000	$7,990,253
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	8,000,000	7,991,660
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	8,000,000	7,986,434
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	8,000,000	7,991,582
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	8,000,000	7,996,000
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	7,991,040
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	8,000,000	7,969,662
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	8,000,000	7,980,051
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	8,000,000	7,984,234
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	7,970,459
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	8,000,000	7,983,557
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,700,531
KKR Financial CLO 2013-1A A1R3	(a)	TSFR3M + 125	10/15/2038	8,000,000	7,992,000
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	8,000,000	7,980,001
Midocean Credit Clo XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	8,000,000	7,990,952
NMEF Funding 2024-A LLC	(a)	5.150%	12/15/2031	473,499	475,782
OHA Credit Funding 16-R Ltd. 2023-16RA A1	(a)	TSFR3M + 120	10/20/2038	8,000,000	7,991,626
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,101,690
Orion Clo 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	8,000,000	7,968,018
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	549,962	550,894
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	8,000,000	7,999,683
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	8,000,000	7,987,100
Trinitas CLO XXXVII Ltd. 2025-37A A1	(a)	TSFR3M + 122	01/22/2039	8,000,000	7,969,175
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	8,000,000	7,991,340
Total Asset-Backed Securities (Cost $163,785,850)					$163,533,724

Corporate Bonds–9.1%		Rate	Maturity	Face Amount	Value
Communication Services–0.2%
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	$1,000,000	$937,390
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	5.502%	07/16/2035	1,740,000	1,764,760
					2,702,150
Consumer Discretionary–0.4%
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	994,491
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,193,465
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,577,925
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	950,000	903,749
Sekisui House U.S., Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,048,686
					5,718,316
Consumer Staples–0.3%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	734,000	701,425
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,500,000	1,512,673
JBS N.V. / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. Holdings (Food Products)		6.375%	04/15/2066	1,700,000	1,668,145
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	955,216
					4,837,459
Energy–1.0%
APA Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,820,707
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	05/15/2030	2,000,000	2,002,867
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,153,690
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,205,672
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,054,062
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	984,687

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	$1,224,000	$1,141,422
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,214,522
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	848,000	926,573
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	737,575
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	1,000,000	984,185
					14,225,962
Financials–5.5%
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	5,000,000	5,058,390
Ares Capital Corp. (Capital Markets)		5.250%	04/12/2031	1,200,000	1,160,027
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,984,120
Avolon Holdings Funding Ltd. (Financial Services)	(a)	4.900%	10/10/2030	4,000,000	3,972,132
Banco Santander SA (Rate is fixed until 03/24/2027, then H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,792,070
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,331,247
Barclays PLC (Rate is fixed until 02/24/2036, then SOFR + 151) (Banks)	(b)	5.207%	02/24/2037	500,000	483,893
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	1,939,557
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(b)	6.500%	07/28/2086	2,000,000	1,954,946
Capital One Financial Corp. (Rate is fixed until 01/30/2031, then SOFR + 115) (Consumer Finance)	(b)	4.722%	01/30/2032	2,000,000	1,969,668
Carlyle Secured Lending, Inc. (Capital Markets)		6.750%	02/18/2030	1,000,000	990,804
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(b)	4.914%	11/14/2036	750,000	729,011
Citigroup, Inc. (Rate is fixed until 09/19/2029, then SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,186,868
Fifth Third Bancorp (Rate is fixed until 04/29/2031, then SOFR + 95) (Banks)	(b)	4.566%	04/29/2032	1,000,000	980,251
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	1,500,000	1,502,653
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	4,000,000	3,909,499
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,238,186
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, then SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,207,252
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.250%	05/06/2030	4,000,000	3,951,465
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.875%	01/31/2031	1,000,000	970,199
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	2,000,000	1,943,299
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	2,000,000	1,918,590
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(b)	7.000%	Perpetual	2,000,000	1,997,085
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,525,948
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	1,500,000	1,456,448
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,510,992
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	1,993,567
Main Street Capital Corp. (Capital Markets)		6.950%	03/01/2029	3,000,000	3,086,746
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(b)	5.850%	03/15/2056	1,000,000	981,492
MSD Investment Corp. (Capital Markets)		6.250%	05/31/2030	3,000,000	2,932,970
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,295,480
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(b)	5.768%	02/15/2036	1,750,000	1,741,546
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,000,000	1,980,714
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(b)	2.490%	01/06/2028	1,000,000	983,061
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, then SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,351,396
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	1,500,000	1,491,212
Societe Generale SA (Rate is fixed until 01/19/2027, then H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,203,962
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(b)	6.000%	07/29/2036	2,000,000	1,972,646
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(b)	6.350%	10/31/2085	1,000,000	983,883
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(b)	4.420%	07/24/2028	2,750,000	2,749,857
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	2,031,185
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	779,074
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(b)	4.483%	02/09/2029	2,000,000	1,985,066
					78,208,457
Health Care–0.0%
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	650,000	426,015
Industrials–0.1%
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,001,000	883,593
Information Technology–0.6%
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,181,264
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	2,012,794
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,639,455
Oracle Corp. (Software)		5.350%	05/04/2033	2,000,000	1,946,958
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	879,644

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Salesforce, Inc. (Software)		5.200%	03/15/2033	$892,000	$890,477
Salesforce, Inc. (Software)		5.550%	03/15/2036	892,000	889,225
					9,439,817
Materials–0.2%
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	1,000,000	977,781
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,042,200
Westlake Corp. (Chemicals)		6.375%	11/15/2055	500,000	492,660
					2,512,641
Real Estate–0.5%
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,420,140
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	600,000	589,568
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	750,000	722,077
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,608,085
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,308,682
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,500,000	1,457,628
					7,106,180
Utilities–0.3%
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,500,000	1,490,440
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	500,000	493,466
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	900,000	907,213
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(b)	6.850%	09/15/2056	1,500,000	1,482,193
					4,373,312
Total Corporate Bonds (Cost $130,683,294)					$130,433,902

U.S. Treasury Obligations–7.6%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	3.250%	05/15/2042	$23,856,400	$19,657,301
U.S. Treasury Bond	4.000%	11/15/2042	1,722,000	1,558,208
U.S. Treasury Bond	3.875%	05/15/2043	5,624,900	4,985,287
U.S. Treasury Bond	4.375%	08/15/2043	2,998,200	2,829,903
U.S. Treasury Bond	4.750%	11/15/2043	4,140,100	4,090,289
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	8,960,534
U.S. Treasury Bond	4.625%	02/15/2055	33,000,000	31,475,039
U.S. Treasury Bond	4.750%	05/15/2055	26,900,000	26,192,824
U.S. Treasury Inflation Indexed Note	0.250%	07/15/2029	7,403,177	7,199,437
U.S. Treasury Note	4.125%	02/15/2036	1,500,000	1,476,563
Total U.S. Treasury Obligations (Cost $117,441,997)				$108,425,385

Preferred Securities–0.6%		Rate	Quantity	Value
Financials–0.6%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	4,000,000	$4,024,092
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(b)	6.500%	1,000,000	997,574
First Citizens BancShares, Inc. (Rate is fixed until 12/15/2030, then H15T5Y + 330) (Banks)	(b)	7.000%	3,000,000	3,002,871
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(b)	6.125%	1,000,000	1,003,764
Total Preferred Securities (Cost $9,000,000)				$9,028,301

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Equip. & Supplies)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 99.4% (Cost $1,389,053,894)	(d)		$1,421,583,401
Other Assets in Excess of Liabilities – 0.6%	(e)		8,798,283
Net Assets – 100.0%			$1,430,381,684

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 3/31/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.920% at 3/31/2026
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 3/31/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.682% at 3/31/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2026, the value of these securities totaled $193,139,754, or 13.5% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2026.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $4,342,764 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	402	June 18, 2026	$45,520,961	$44,640,844	$(880,115)	$94,219
CBT U.S. Long Bond - Long	348	June 18, 2026	40,931,445	39,628,500	(1,302,945)	130,500
CBT U.S. Ultra Bond - Long	172	June 18, 2026	20,663,250	20,048,750	(614,500)	37,625
CME E-mini S&P 500 Index - Long	59	June 18, 2026	19,929,979	19,383,713	(546,266)	538,375
			$127,045,635	$123,701,807	$(3,343,826)	$800,719
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Short	250	June 18, 2026	$(29,011,270)	$(28,378,906)	$632,364	$(74,219)
Total Futures Contracts			$98,034,365	$95,322,901	$(2,711,462)	$726,500
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Corporate Bonds–36.3%		Rate	Maturity	Face Amount	Value
Communication Services–1.5%
Alphabet, Inc. (Interactive Media & Svs.)		5.500%	02/15/2046	$1,000,000	$991,966
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	750,000	402,365
AT&T, Inc. (Diversified Telecom. Svs.)		5.375%	08/15/2035	800,000	810,389
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	11/01/2035	400,000	390,221
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	100,000	93,448
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	125,000	113,932
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	75,000	65,297
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	75,000	64,162
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	250,000	230,491
Comcast Corp. (Diversified Telecom. Svs.)		3.450%	02/01/2050	1,400,000	917,904
Discovery Global Holdings, Inc. (Media)		5.050%	03/15/2042	50,000	32,940
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,702
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	495,597
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	269,627
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	315,000	265,635
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	150,000	136,188
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	25,000	23,801
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	286,974
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	327,240
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	25,000	24,498
Univision Communications, Inc. (Media)	(a)	9.375%	08/01/2032	25,000	25,765
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.000%	01/15/2036	145,000	141,997
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	600,000	453,055
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.875%	11/30/2055	115,000	111,858
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	05/15/2029	200,000	191,816
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	405,237
					7,297,105
Consumer Discretionary–1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	01/15/2028	50,000	49,300
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	25,000	25,404
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	25,000	25,054
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	100,000	93,993
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.500%	02/15/2033	25,000	25,275
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	344,387
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	525,390
Asbury Automotive Group, Inc. (Specialty Retail)		4.750%	03/01/2030	25,000	24,091
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	50,000	47,351
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	210,809	224,515
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	250,000	251,579
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,740
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	25,000	25,309
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	25,000	24,709
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	50,000	46,000
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.750%	03/15/2030	25,000	25,198
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	50,000	52,406
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	25,000	25,168
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	50,000	45,434
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	09/15/2033	25,000	24,887
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	830,909
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	50,000	50,679
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	100,826
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	25,000	24,245
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	09/15/2033	25,000	24,258
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	25,000	25,215
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	50,000	49,997
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	25,000	25,246
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	50,000	51,119
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	950,000	903,749
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	04/01/2032	50,000	51,183
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	50,000	47,757
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	25,000	24,070
Sodexo, Inc. (Hotels, Restaurants & Leisure)	(a)	5.800%	08/15/2035	200,000	204,301
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	25,000	24,503
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	7.375%	02/15/2031	50,000	50,998
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	50,000	48,849

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	03/01/2033	$500,000	$491,989
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	75,000	78,618
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	71,620
					5,110,321
Consumer Staples–2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.250%	03/15/2033	25,000	25,168
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.750%	03/31/2034	25,000	24,459
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	625,000	457,781
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	650,000	527,756
Campbell's Company / The (Food Products)		4.750%	03/23/2035	270,000	248,570
Coca-Cola Europacific Partners PLC (Beverages)	(a)	1.500%	01/15/2027	600,000	586,379
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	703,344
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	396,325
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	25,000	24,864
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	50,000	47,576
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	671,148
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	156,471
Froneri Lux FinCo SARL (Food Products)	(a)	6.000%	08/01/2032	200,000	194,978
Grupo Bimbo S.A.B. de C.V. (Food Products)	(a)	4.875%	06/27/2044	925,000	831,463
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	365,494
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	302,414
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	225,000	175,914
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	375,000	278,758
Mars, Inc. (Food Products)	(a)	5.200%	03/01/2035	370,000	373,523
Mars, Inc. (Food Products)	(a)	5.700%	05/01/2055	200,000	195,014
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	50,000	50,092
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	573,782
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	25,000	25,258
Sysco Corp. (Consumer Staples Distribution & Retail)		4.400%	07/25/2031	2,000,000	1,939,711
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	517,606
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	50,000	48,685
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	25,000	24,889
					9,767,422
Energy–1.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	50,000	50,000
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	02/01/2032	25,000	25,551
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	07/01/2034	500,000	492,716
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	25,000	25,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	50,000	49,954
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2033	25,000	25,429
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	400,000	397,495
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.000%	12/15/2029	175,000	177,685
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	319,958
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	100,000	95,074
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	03/01/2032	50,000	51,523
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.681%	01/15/2034	425,000	434,868
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	100,000	98,703
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	100,000	101,138
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	274,265
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	109,242
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	483,329
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	260,001
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	984,687
Eni SpA (Oil, Gas & Consumable Fuels)	(a)	5.500%	05/15/2034	355,000	363,642
Eni SpA (Oil, Gas & Consumable Fuels)	(a)	5.950%	05/15/2054	225,000	223,865
EQT Corp. (Oil, Gas & Consumable Fuels)		4.750%	01/15/2031	25,000	24,868
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	50,000	49,853
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	50,000	51,076
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	220,000	142,886
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	25,000	25,901
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	6.500%	10/01/2033	50,000	50,540
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	50,000	50,544
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	25,000	25,024

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	$375,000	$311,310
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	25,000	26,250
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.625%	11/15/2032	25,000	25,591
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	75,000	75,221
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	282,203
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	297,286
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	426,215
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	25,000	25,184
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2033	75,000	77,204
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	25,065
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2034	75,000	75,376
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	50,000	48,888
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	75,000	76,738
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.250%	10/01/2033	25,000	24,921
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.500%	05/01/2033	50,000	54,960
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2034	25,000	26,061
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.750%	05/01/2035	25,000	28,019
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	669,891
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	225,289
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	275,000	281,037
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	1,000,000	984,185
					9,531,711
Financials–17.0%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	25,000	25,077
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.000%	11/15/2035	250,000	241,487
AIA Group Ltd. (Insurance)	(a)	4.950%	04/04/2033	260,000	266,180
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	75,000	75,638
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	75,000	74,284
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	768,477
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	50,000	50,290
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	50,000	47,898
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	385,411
Apollo Debt Solutions BDC (Capital Markets)	(a)	5.700%	01/23/2031	1,000,000	975,527
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	200,000	195,952
Ares Capital Corp. (Capital Markets)		5.250%	04/12/2031	375,000	362,509
Ares Strategic Income Fund (Capital Markets)	(a)	5.550%	04/15/2031	1,000,000	957,977
Aviation Capital Group LLC (Financial Services)	(a)	4.250%	04/30/2029	2,000,000	1,970,844
Azorra Finance Ltd. (Financial Services)	(a)	6.250%	02/15/2034	1,500,000	1,392,136
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	1,000,000	954,026
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	75,000	75,380
Banco Bilbao Vizcaya Argentaria SA (Banks)		4.150%	03/03/2029	200,000	197,671
Banco BTG Pactual SA / Cayman Islands (Capital Markets)	(a)	5.500%	01/27/2031	2,000,000	1,932,000
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	1,200,000	1,108,602
Bank of America Corp. (Rate is fixed until 04/22/2031, then SOFR + 132) (Banks)	(c)	2.687%	04/22/2032	250,000	226,555
Bank of America Corp. (Rate is fixed until 04/25/2033, then SOFR + 191) (Banks)	(c)	5.288%	04/25/2034	300,000	303,646
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	1,100,000	1,121,759
Bank of New York Mellon / The (Rate is fixed until 04/20/2028, then SOFR + 114) (Capital Markets)	(c)	4.729%	04/20/2029	350,000	352,489
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, then SOFR + 115) (Capital Markets)	(c)	3.992%	06/13/2028	300,000	298,674
Blackstone Private Credit Fund (Capital Markets)		5.350%	03/12/2031	2,000,000	1,899,629
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	4,500,000	4,364,003
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	1,000,000	979,772
Blue Owl Credit Income Corp. (Capital Markets)		5.800%	03/15/2030	3,000,000	2,892,704
Broadstreet Partners Group, Inc. (Insurance)	(a)	5.875%	04/15/2029	175,000	170,548
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,200,000	1,172,967
Capital One Financial Corp. (Rate is fixed until 01/30/2031, then SOFR + 115) (Consumer Finance)	(c)	4.722%	01/30/2032	2,000,000	1,969,668
Citigroup, Inc. (Rate is fixed until 01/29/2030, then SOFR + 115) (Banks)	(c)	2.666%	01/29/2031	1,300,000	1,205,995
Citigroup, Inc. (Rate is fixed until 02/13/2034, then SOFR + 206) (Banks)	(c)	5.827%	02/13/2035	225,000	227,956
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(c)	6.020%	01/24/2036	300,000	306,279
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(c)	5.299%	01/29/2036	750,000	743,248
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	608,424
Corebridge Global Funding (Financial Services)	(a)	5.900%	09/19/2028	400,000	412,027
Daimler Truck Finance North America LLC (Consumer Finance)	(a)	2.000%	12/14/2026	540,000	532,030
Daimler Truck Finance North America LLC (Consumer Finance)	(a)	2.375%	12/14/2028	180,000	170,072

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	$305,000	$219,128
Fifth Third Bancorp (Rate is fixed until 04/29/2031, then SOFR + 95) (Banks)	(c)	4.566%	04/29/2032	2,000,000	1,960,501
Fifth Third Bancorp (Rate is fixed until 04/25/2032, then SOFR + 166) (Banks)	(c)	4.337%	04/25/2033	270,000	260,192
Fifth Third Financial Corp. (Rate is fixed until 01/30/2029, then SOFR + 216) (Banks)	(c)	5.982%	01/30/2030	320,000	330,194
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	407,067
FNB Corp. (Rate is fixed until 12/11/2029, then SOFRINDX + 193) (Banks)	(c)	5.722%	12/11/2030	350,000	352,174
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	210,089
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	438,524
Global Payments, Inc. (Financial Services)		5.550%	11/15/2035	360,000	346,910
Goldman Sachs BDC, Inc. (Capital Markets)		5.650%	09/09/2030	2,000,000	1,922,390
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, then SOFR + 109) (Capital Markets)	(c)	1.992%	01/27/2032	250,000	219,408
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, then SOFR + 155) (Capital Markets)	(c)	5.851%	04/25/2035	250,000	259,418
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.050%	02/23/2028	1,000,000	984,742
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	1,000,000	971,649
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	625,000	599,560
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	1,250,000	1,207,706
HSBC Holdings PLC (Rate is fixed until 03/24/2036, then H15T5Y + 280) (Banks)	(c)	7.000%	Perpetual	2,000,000	1,980,169
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	200,000	194,009
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	25,000	25,610
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, then SOFR + 197) (Banks)	(c)	4.443%	08/04/2028	450,000	449,674
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, then SOFRINDX + 187) (Banks)	(c)	5.709%	02/02/2035	275,000	280,614
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2029	675,000	684,238
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(a)(c)	4.950%	06/01/2042	1,600,000	1,340,004
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(a)	5.000%	08/15/2028	1,000,000	931,862
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	321,772
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	602,197
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	50,000	50,821
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, then SOFR + 204) (Banks)	(c)	2.522%	04/22/2031	1,025,000	947,210
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, then TSFR3M + 111) (Banks)	(c)	1.764%	11/19/2031	100,000	87,788
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, then TSFR3M + 125) (Banks)	(c)	2.580%	04/22/2032	100,000	90,366
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(c)	2.963%	01/25/2033	200,000	181,445
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, then SOFR + 258) (Banks)	(c)	5.717%	09/14/2033	300,000	310,611
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, then SOFR + 185) (Banks)	(c)	5.350%	06/01/2034	400,000	408,114
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, then SOFR + 181) (Banks)	(c)	6.254%	10/23/2034	100,000	107,521
JPMorgan Chase & Co. (Rate is fixed until 07/23/2035, then SOFR + 164) (Banks)	(c)	5.576%	07/23/2036	350,000	354,447
JPMorgan Chase & Co. (Rate is fixed until 02/05/2036, then SOFR + 130) (Banks)	(c)	5.193%	02/05/2037	3,000,000	2,947,998
KeyCorp (Rate is fixed until 03/06/2034, then SOFRINDX + 242) (Banks)	(c)	6.401%	03/06/2035	350,000	371,085
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	7.000%	07/15/2031	1,000,000	1,033,726
M&T Bank Corp. (Rate is fixed until 01/27/2033, then SOFR + 185) (Banks)	(c)	5.053%	01/27/2034	495,000	488,925
M&T Bank Corp. (Rate is fixed until 01/16/2035, then SOFR + 161) (Banks)	(c)	5.385%	01/16/2036	225,000	223,148
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	327,318
MetLife, Inc. (Insurance)		6.375%	06/15/2034	400,000	436,021
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	2,000,000	1,962,984
Metropolitan Life Global Funding I (Insurance)	(a)	5.150%	03/28/2033	230,000	232,274
Mitsubishi HC Finance America LLC (Financial Services)	(a)	4.558%	01/14/2031	2,000,000	1,981,757
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	276,881
Morgan Stanley (Rate is fixed until 01/24/2028, then TSFR3M + 140) (Capital Markets)	(c)	3.772%	01/24/2029	425,000	419,306
Morgan Stanley (Rate is fixed until 02/13/2031, then SOFR + 103) (Capital Markets)	(c)	1.794%	02/13/2032	295,000	255,452
Morgan Stanley (Rate is fixed until 04/28/2031, then SOFR + 102) (Capital Markets)	(c)	1.928%	04/28/2032	250,000	216,704
Morgan Stanley (Rate is fixed until 04/21/2033, then SOFR + 187) (Capital Markets)	(c)	5.250%	04/21/2034	195,000	195,609
Morgan Stanley (Rate is fixed until 07/21/2033, then SOFR + 188) (Capital Markets)	(c)	5.424%	07/21/2034	100,000	101,466
Morgan Stanley (Rate is fixed until 01/18/2034, then SOFR + 173) (Capital Markets)	(c)	5.466%	01/18/2035	140,000	142,313
Morgan Stanley (Rate is fixed until 01/18/2035, then SOFR + 142) (Capital Markets)	(c)	5.587%	01/18/2036	200,000	203,905
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(c)	4.892%	10/22/2036	125,000	120,838
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(c)	5.297%	04/20/2037	3,000,000	2,992,701
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	1,500,000	1,454,599
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	405,204
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(c)	5.768%	02/15/2036	1,750,000	1,741,546
Pacific Life Global Funding II (Insurance)	(a)	4.900%	01/11/2029	700,000	707,538
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	100,000	100,336
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, then SOFRINDX + 185) (Banks)	(c)	4.626%	06/06/2033	630,000	612,363
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/29/2035, then SOFR + 139) (Banks)	(c)	5.575%	01/29/2036	140,000	142,927
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	1,000,000	975,407
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	465,345
Raymond James Financial, Inc. (Capital Markets)		4.900%	09/11/2035	100,000	97,385

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Regions Financial Corp. (Rate is fixed until 06/06/2029, then SOFR + 149) (Banks)	(c)	5.722%	06/06/2030	$330,000	$338,429
Rocket Cos., Inc. (Financial Services)	(a)	6.375%	08/01/2033	25,000	25,269
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	50,000	47,350
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	50,000	44,818
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	50,000	48,439
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	25,000	24,709
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	355,645
Synchrony Financial (Rate is fixed until 02/25/2031, then SOFR + 153) (Consumer Finance)	(c)	4.947%	02/25/2032	1,000,000	970,502
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(c)	5.301%	02/27/2032	1,000,000	985,955
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	172,157
Truist Financial Corp. (Rate is fixed until 06/08/2033, then SOFR + 236) (Banks)	(c)	5.867%	06/08/2034	150,000	156,289
U.S. Bancorp (Rate is fixed until 07/22/2032, then SOFR + 211) (Banks)	(c)	4.967%	07/22/2033	500,000	494,540
U.S. Bancorp (Rate is fixed until 06/10/2033, then SOFR + 226) (Banks)	(c)	5.836%	06/12/2034	200,000	208,746
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	50,000	46,799
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	150,000	151,974
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	25,000	23,579
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	25,000	22,767
Wells Fargo & Co. (Rate is fixed until 02/11/2030, then TSFR3M + 126) (Banks)	(c)	2.572%	02/11/2031	525,000	485,614
Wells Fargo & Co. (Rate is fixed until 07/25/2032, then SOFR + 210) (Banks)	(c)	4.897%	07/25/2033	550,000	547,187
Wells Fargo & Co. (Rate is fixed until 04/24/2033, then SOFR + 202) (Banks)	(c)	5.389%	04/24/2034	150,000	152,246
Wells Fargo & Co. (Rate is fixed until 10/23/2033, then SOFR + 206) (Banks)	(c)	6.491%	10/23/2034	200,000	216,551
Wells Fargo & Co. (Rate is fixed until 01/23/2034, then SOFR + 178) (Banks)	(c)	5.499%	01/23/2035	200,000	203,590
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	779,074
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(c)	4.483%	02/09/2029	4,000,000	3,970,132
					84,159,357
Health Care–2.3%
180 Medical, Inc. (Health Care Equip. & Supplies)	(a)	5.300%	10/08/2035	200,000	196,061
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	509,207
AbbVie, Inc. (Biotechnology)		4.875%	03/15/2030	400,000	407,979
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	608,800
Aetna, Inc. (Health Care Providers & Svs.)		6.625%	06/15/2036	1,000,000	1,077,618
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	75,000	74,169
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	400,000	369,970
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	265,000	271,950
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	351,852
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	165,000	159,809
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	802,145
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	50,000	48,801
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	40,000	28,921
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	300,000	189,060
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	194,668
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	178,138
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	417,618
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	490,043
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	380,000	374,203
Elevance Health, Inc. (Health Care Providers & Svs.)		5.000%	01/15/2036	250,000	244,910
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	255,000	270,836
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	116,730
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	397,112
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	110,000	106,172
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	75,000	72,562
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.250%	06/01/2032	50,000	50,775
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	25,000	24,184
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	150,000	148,679
Opal Bidco SAS (Pharmaceuticals)	(a)	6.500%	03/31/2032	200,000	200,193
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	348,667
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	255,577
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	6.875%	11/15/2031	50,000	48,203
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	527,000	318,982
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	75,000	71,482
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	318,012
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	400,000	300,805
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	49,552
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	17,000	17,040
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,241
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,553
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	400,000	351,878

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	$650,000	$426,015
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	600,000	386,291
					11,325,463
Industrials–2.5%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	275,641
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	800,000	790,590
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	100,000	103,122
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	500,000	329,910
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	338,354
Boeing Co. / The (Aerospace & Defense)		6.858%	05/01/2054	1,000,000	1,100,575
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	25,000	25,387
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	25,000	25,305
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	322,078
CACI International, Inc. (Professional Svs.)	(a)	6.375%	06/15/2033	25,000	25,448
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	88,604
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	55,119
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	476,803
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	160,000	167,189
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	75,000	65,076
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	420,665
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	75,000	76,279
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	25,000	25,711
ERAC U.S.A. Finance LLC (Ground Transportation)	(a)	4.600%	05/01/2028	150,000	150,726
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	25,000	23,796
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.500%	01/15/2031	25,000	25,346
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	50,000	49,477
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	100,000	100,068
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	50,000	51,302
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	741,386
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	330,000	335,742
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.000%	06/15/2030	50,000	51,268
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	239,665
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	560,000	551,140
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	180,000	175,801
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	100,000	98,066
Masco Corp. (Building Products)		3.500%	11/15/2027	200,000	197,125
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	25,000	24,426
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	25,000	23,944
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	625,000	613,832
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	202,995
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	172,622
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	630,000	642,506
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	250,000	253,991
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	50,000	49,206
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	75,000	76,641
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	75,000	75,051
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	50,000	50,026
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	25,000	24,719
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	500,000	496,378
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	08/15/2028	25,000	25,304
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	25,000	25,467
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	25,000	25,616
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	25,000	25,497
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	05/31/2033	50,000	49,733
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	01/31/2034	25,000	25,328
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	242,936
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	530,137
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,891
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,003
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	400,000	397,796
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	188,191
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	193,521
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	25,000	25,675
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	25,000	25,136
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	25,000	25,448
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2033	25,000	25,469

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
White Cap Supply Holdings LLC (Building Products)	(a)	7.375%	11/15/2030	$50,000	$48,500
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	139,526
					12,300,275
Information Technology–2.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	336,886
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	153,717
Autodesk, Inc. (Software)		5.300%	06/15/2035	140,000	140,180
Broadcom, Inc. (Semiconductors & Equip.)		3.469%	04/15/2034	435,000	391,691
Broadcom, Inc. (Semiconductors & Equip.)		4.900%	02/15/2038	265,000	255,772
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	75,000	71,661
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	356,726
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	50,000	48,779
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	75,000	72,350
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	50,000	47,422
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	50,000	49,041
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	25,000	23,788
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.100%	02/15/2036	300,000	293,341
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	50,000	46,904
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	25,000	24,419
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	75,000	75,473
Gen Digital, Inc. (Software)	(a)	6.250%	04/01/2033	75,000	72,909
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	387,195
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	160,680
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	50,000	48,258
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		5.350%	07/30/2030	200,000	205,459
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	237,489
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	325,000	319,746
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	25,000	23,911
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	25,000	25,659
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	25,000	22,341
Oracle Corp. (Software)		4.950%	02/04/2031	2,000,000	1,956,880
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	307,834
Oracle Corp. (Software)		5.375%	09/27/2054	315,000	243,660
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	25,000	24,962
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	506,912
Salesforce, Inc. (Software)		5.200%	03/15/2033	893,000	891,475
Salesforce, Inc. (Software)		5.550%	03/15/2036	893,000	890,222
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	25,000	26,255
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	5.875%	07/15/2030	25,000	25,411
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	9.625%	12/01/2032	39,000	43,345
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	50,000	47,346
Trimble, Inc. (Software)		6.100%	03/15/2033	250,000	261,575
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	25,000	24,009
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	75,000	73,299
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	510,000	456,614
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	50,000	46,912
VMware LLC (Software)		1.400%	08/15/2026	240,000	237,475
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	25,000	25,170
					9,981,153
Materials–0.6%
Anglo American Capital PLC (Metals & Mining)	(a)	2.875%	03/17/2031	375,000	343,008
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	1,000,000	977,781
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	200,000	183,140
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,359
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	50,000	51,298
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	50,000	48,599
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	25,000	23,327
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.750%	04/15/2032	50,000	47,307
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	25,000	24,673
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	250,000	253,668
Glencore Funding LLC (Metals & Mining)	(a)	3.375%	09/23/2051	350,000	229,627
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	25,000	23,405
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	22,944
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	11,000	11,009
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.375%	03/01/2032	25,000	25,350
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.750%	03/01/2033	25,000	25,391
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	25,000	24,937

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	$25,000	$26,224
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	25,000	26,216
Solstice Advanced Materials, Inc. (Chemicals)	(a)	5.625%	09/30/2033	25,000	24,651
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	12.250%	01/15/2031	200,000	216,542
W.R. Grace Holdings LLC (Chemicals)	(a)	6.625%	08/15/2032	25,000	24,359
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	325,000	323,137
					2,981,952
Real Estate–2.0%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	530,000	429,031
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	500,000	453,674
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	717,959
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	497,043
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,000,000	962,769
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	455,866
Healthpeak OP LLC (Health Care REITs)		4.750%	01/15/2033	300,000	293,460
Howard Hughes Corp. / The (Real Estate Mgmt. & Development)	(a)	6.125%	03/01/2034	500,000	480,165
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	50,000	50,961
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	25,000	24,920
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	604,270
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	50,000	48,200
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	25,000	26,068
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	252,067
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	834,031
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	25,000	25,453
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	2,000,000	2,022,670
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	786,861
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	341,719
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	475,000
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	50,000	50,480
					9,832,667
Utilities–3.5%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	950,883
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	392,663
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	337,679
Constellation Energy Generation LLC (Electric Utilities)	(a)	5.000%	02/01/2031	50,000	50,135
Constellation Energy Generation LLC (Electric Utilities)	(a)	3.750%	03/01/2031	25,000	23,853
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	418,935
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	96,041
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	669,182
Duke Energy Corp. (Electric Utilities)		4.950%	09/15/2035	300,000	292,453
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	450,000	332,059
Electricite de France SA (Electric Utilities)	(a)	6.250%	05/23/2033	445,000	476,243
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	399,081
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	164,993
ENEL Finance International N.V. (Electric Utilities)	(a)	2.500%	07/12/2031	750,000	665,713
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,150,694
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	116,996
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	231,448
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	220,000	199,995
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	594,773
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	254,631
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	546,757
Niagara Mohawk Power Corp. (Multi-Utilities)	(a)	5.996%	07/03/2055	2,000,000	1,964,021
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	106,655
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	511,594
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	25,000	24,963
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	28,000	25,669
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	25,000	25,199
NRG Energy, Inc. (Electric Utilities)	(a)	6.000%	01/15/2036	25,000	24,773
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	900,000	907,213
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	1,000,000	944,679
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(c)	6.850%	09/15/2056	1,500,000	1,482,192
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	199,671
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	652,877
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	576,278
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	75,000	74,173
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.750%	01/15/2030	25,000	23,945
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	25,000	26,187

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
VoltaGrid LLC (Electric Utilities)	(a)	7.375%	11/01/2030	$25,000	$25,820
WBI Operating LLC (Water Utilities)	(a)	6.250%	10/15/2030	25,000	25,149
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	179,427
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(c)	5.750%	12/03/2056	1,000,000	976,178
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	50,000	51,458
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.625%	03/15/2033	25,000	26,411
					17,219,739
Total Corporate Bonds (Cost $187,543,308)					$179,507,165

U.S. Treasury Obligations–21.6%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	1.375%	11/15/2040	$525,000	$338,174
U.S. Treasury Bond	1.875%	02/15/2041	180,000	124,699
U.S. Treasury Bond	2.000%	02/15/2050	3,750,000	2,183,203
U.S. Treasury Bond	1.875%	02/15/2051	3,940,000	2,187,777
U.S. Treasury Bond	4.000%	11/15/2052	2,800,000	2,405,703
U.S. Treasury Bond	4.250%	08/15/2054	17,900,000	16,031,688
U.S. Treasury Note	2.625%	05/31/2027	1,500,000	1,479,668
U.S. Treasury Note	3.750%	06/30/2027	825,000	824,355
U.S. Treasury Note	1.250%	03/31/2028	575,000	546,834
U.S. Treasury Note	4.125%	07/31/2028	2,000,000	2,013,750
U.S. Treasury Note	4.000%	01/31/2029	2,800,000	2,812,688
U.S. Treasury Note	2.375%	03/31/2029	500,000	479,551
U.S. Treasury Note	3.875%	11/30/2029	1,600,000	1,599,625
U.S. Treasury Note	4.000%	02/28/2030	7,000,000	7,026,523
U.S. Treasury Note	4.375%	11/30/2030	2,200,000	2,239,789
U.S. Treasury Note	3.750%	08/31/2031	5,750,000	5,678,574
U.S. Treasury Note	4.125%	03/31/2032	36,000,000	36,126,562
U.S. Treasury Note	4.000%	07/31/2032	3,900,000	3,880,348
U.S. Treasury Note	3.750%	10/31/2032	6,200,000	6,070,914
U.S. Treasury Note	4.250%	11/15/2034	4,100,000	4,098,879
U.S. Treasury Note	4.625%	02/15/2035	4,000,000	4,104,063
U.S. Treasury Note	4.000%	11/15/2035	4,500,000	4,389,609
Total U.S. Treasury Obligations (Cost $113,017,752)				$106,642,976

Asset-Backed / Mortgage-Backed Securities–20.4%		Rate	Maturity	Face Amount	Value
Financials–20.4%
AB BSL CLO 7 Ltd. 2025-7A A1	(a)	TSFR3M + 123	01/15/2039	$7,500,000	$7,491,257
AB BSL CLO 7 Ltd. 2025-7A B	(a)	TSFR3M + 160	01/15/2039	2,500,000	2,491,776
ARES Loan Funding I Ltd. 2021-ALFA AR	(a)	TSFR3M + 117	04/15/2039	7,500,000	7,479,608
ARES Loan Funding I Ltd. 2021-ALFA BR	(a)	TSFR3M + 150	04/15/2039	2,500,000	2,495,361
BANK 2022-BNK40 A4		3.389%	03/15/2064	660,000	612,504
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,372,031	1,401,491
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,022,734
Benchmark 2021-B26 A2		1.957%	06/15/2054	263,351	260,170
Diameter Capital CLO 4 Ltd. 2022-4A ARR	(a)	TSFR3M + 123	01/15/2039	7,500,000	7,487,250
Diameter Capital CLO 4 Ltd. 2022-4A BRR	(a)	TSFR3M + 155	01/15/2039	2,500,000	2,489,997
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	363,060
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	362,135
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(a)	2.500%	08/25/2052	1,516,782	1,255,126
Home Partners of America 2022-1 B	(a)	4.330%	04/17/2039	724,547	719,153
J.P. Morgan Mortgage Trust 2022-1 A2	(a)	3.000%	07/25/2052	1,130,126	983,438
J.P. Morgan Mortgage Trust 2022-2 A3	(a)	2.500%	08/25/2052	1,502,277	1,244,175
J.P. Morgan Mortgage Trust 2022-3 A3	(a)	2.500%	08/25/2052	1,514,875	1,261,192
Madison Park Funding LXI Ltd. 2023-61A AR	(a)	TSFR3M + 122	01/20/2039	7,500,000	7,480,099
Madison Park Funding LXI Ltd. 2023-61A BR	(a)	TSFR3M + 160	01/20/2039	2,500,000	2,492,047
MidOcean Credit CLO XIII Ltd. 2023-13A AR1	(a)	TSFR3M + 120	01/21/2039	7,500,000	7,491,910
MidOcean Credit CLO XIII Ltd. 2023-13A BR	(a)	TSFR3M + 150	01/21/2039	2,500,000	2,490,321
MMAF Equipment Finance LLC 2020-A5	(a)	1.560%	10/09/2042	750,000	727,013
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	65,803	62,158
Palmer Square CLO 2023-3A AR	(a)	TSFR3M + 122	01/20/2039	7,500,000	7,491,855
Palmer Square CLO 2023-3A BR	(a)	TSFR3M + 155	01/20/2039	2,500,000	2,490,343
Pikes Peak Clo 2026-22A A1	(a)	TSFR3M + 119	04/20/2039	7,500,000	7,499,670
Pikes Peak Clo 2026-22A B	(a)	TSFR3M + 150	04/20/2039	2,500,000	2,499,665
Progress Residential 2022-SFR4 B	(a)	4.788%	05/17/2041	800,000	790,481
Regatta XVI Funding Ltd. 2019-2A A1R2	(a)	TSFR3M + 119	04/15/2039	7,500,000	7,479,750
Regatta XVI Funding Ltd. 2019-2A BR2	(a)	TSFR3M + 145	04/15/2039	2,500,000	2,492,635
Sixth Street CLO XVI Ltd. 2020-16A A1R2	(a)	TSFR3M + 117	01/21/2039	7,500,000	7,480,257

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Sixth Street CLO XVI Ltd. 2020-16A BR2	(a)	TSFR3M + 145	01/21/2039	$2,500,000	$2,488,711
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	159,418	152,322
Total Asset-Backed / Mortgage-Backed Securities (Cost $102,213,542)					$101,029,664

U.S. Government Agency Mortgage-Backed Securities–20.4%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$742,598	$691,055
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,039,864	1,952,727
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,095,018	931,289
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,047,238	2,618,375
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	4,750,103	3,885,457
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	869,676	747,654
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	967,602	976,030
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	827,410	819,815
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,434,898	1,446,304
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	724,005	692,327
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,082,324	1,002,673
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,470,857	1,256,922
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,207,497	1,956,870
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,420,107	1,156,000
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	2,686,487	2,635,767
Fannie Mae Pool FN CB9426	4.500%	11/01/2054	1,907,486	1,846,178
Fannie Mae Pool FN FA0970	6.000%	03/01/2055	2,395,280	2,442,861
Fannie Mae Pool FN FA1974	6.500%	06/01/2055	1,520,096	1,584,049
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	815,420	765,709
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	562,765	536,723
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	4,703,710	3,869,045
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,301,160	2,046,340
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,382,503	2,048,213
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,334,373	2,166,535
Fannie Mae Pool FN FM8745	2.500%	09/01/2051	2,434,882	2,050,828
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,154,299	2,836,493
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,358,478	2,596,048
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,330,235	1,082,008
Fannie Mae Pool FN MA4536	2.000%	02/01/2037	1,775,638	1,634,644
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	540,455	512,028
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	949,778	969,207
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,033,722	1,054,173
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,104,589	2,085,655
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	614,284	610,958
Freddie Mac Pool FR QJ3044	5.500%	09/01/2054	1,513,194	1,521,944
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,597,382	3,760,696
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,151,627	1,064,173
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,566,243	1,440,953
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,521,647	1,438,558
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,662,407	1,417,647
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,243,141	1,288,178
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	523,767	514,785
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,118,600	988,474
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	494,073	453,490
Freddie Mac Pool FR SD8218	2.000%	06/01/2052	1,238,939	1,001,802
Freddie Mac Pool FR SD8220	3.000%	06/01/2052	1,195,502	1,052,442
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	1,887,787	1,903,309
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,253,121	1,283,314
Freddie Mac Pool FR SD8469	5.500%	10/01/2054	835,115	839,455
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	1,571,753	1,551,301
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	505,375	464,723
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	4,795,366	4,129,825
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,434,618	3,961,881
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,050,770	4,174,821
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,457,956	1,348,432
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,429,892	2,416,203
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	2,835,235	2,679,972
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,084,904	2,023,825
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,047,043	1,062,104
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	523,709	535,479
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,119,574	1,131,269
Total U.S. Government Agency Mortgage-Backed Securities (Cost $108,512,374)				$100,956,015

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Preferred Securities–0.8%		Rate	Quantity	Value
Financials–0.8%
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(c)	6.500%	3,000,000	$2,992,722
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,003,764
Total Preferred Securities (Cost $4,000,000)				$3,996,486

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$615,700
Mexico Government International Bond	5.625%	09/22/2035	400,000	387,000
Mexico Government International Bond	4.500%	01/31/2050	525,000	385,298
Total Sovereign Debt Issues (Cost $1,593,371)				$1,387,998

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(d)(e)	113	$3,098
Total Common Stocks (Cost $77,815)			$3,098

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(d)(e)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(d)(e)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 99.8% (Cost $516,958,209)	(f)				$493,523,402
Other Assets in Excess of Liabilities – 0.2%	(g)				1,152,714
Net Assets – 100.0%					$494,676,116

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 3/31/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.920% at 3/31/2026
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 3/31/2026
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.238% at 3/31/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.682% at 3/31/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2026, the value of these securities totaled $137,769,431, or 27.9% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2026.

(d)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $1,377,496 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	185	June 18, 2026	$21,384,911	$21,000,391	$(384,520)	$54,923
CBT U.S. Long Bond - Long	143	June 18, 2026	16,819,532	16,284,125	(535,407)	53,625
CBT U.S. Ultra Bond - Long	23	June 18, 2026	2,771,007	2,680,938	(90,069)	5,031
CBT 5-Year U.S. Treasury Note - Long	277	June 30, 2026	30,239,347	29,965,774	(273,573)	38,953
			$71,214,797	$69,931,228	$(1,283,569)	$152,532
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	175	June 18, 2026	$(19,814,337)	$(19,433,203)	$381,134	$(41,016)
Total Futures Contracts			$51,400,460	$50,498,025	$(902,435)	$111,516
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.6%		Shares	Value
Communication Services–11.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		42,646	$12,263,284
Alphabet, Inc. Class C (Interactive Media & Svs.)		33,488	9,606,368
AT&T, Inc. (Diversified Telecom. Svs.)		204,999	5,942,921
Electronic Arts, Inc. (Entertainment)		15,031	3,064,370
Fox Corp. Class A (Media)		7,689	449,038
Fox Corp. Class B (Media)		27,123	1,440,231
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,273	8,166,011
Netflix, Inc. (Entertainment)	(a)	31,310	3,010,456
Take-Two Interactive Software, Inc. (Entertainment)	(a)	11,751	2,320,822
TKO Group Holdings, Inc. (Entertainment)		7,564	1,525,281
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,395	4,913,652
Verizon Communications, Inc. (Diversified Telecom. Svs.)		107,857	5,414,421
Walt Disney Co. / The (Entertainment)		10,705	1,031,748
			59,148,603
Consumer Discretionary–8.6%
Amazon.com, Inc. (Broadline Retail)	(a)	62,675	13,053,322
Aptiv PLC (Automobile Components)	(a)	7,894	548,159
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		706	2,972,486
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,660	954,381
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	12,534	1,881,980
General Motors Co. (Automobiles)		35,812	2,667,994
Genuine Parts Co. (Distributors)		13,244	1,400,553
Hasbro, Inc. (Leisure Products)		8,916	834,538
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		27,613	1,487,788
McDonald's Corp. (Hotels, Restaurants & Leisure)		7,854	2,440,945
NVR, Inc. (Household Durables)	(a)	294	1,937,410
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	29,832	2,753,792
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,496	858,599
Ross Stores, Inc. (Specialty Retail)		9,637	2,087,663
Tesla, Inc. (Automobiles)	(a)	14,717	5,471,045
TJX Cos., Inc. / The (Specialty Retail)		14,478	2,312,137
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,408	996,316
			44,659,108
Consumer Staples–10.3%
Altria Group, Inc. (Tobacco)		86,022	5,676,592
Bunge Global SA (Food Products)		13,205	1,679,676
Church & Dwight Co., Inc. (Household Products)		24,964	2,329,640
Coca-Cola Co. / The (Beverages)		66,104	5,027,209
Colgate-Palmolive Co. (Household Products)		49,197	4,193,060
Dollar General Corp. (Consumer Staples Distribution & Retail)		38,713	4,596,395
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	6,281	687,832
General Mills, Inc. (Food Products)		1,409	52,443
Hershey Co. / The (Food Products)		12,336	2,564,531
Keurig Dr Pepper, Inc. (Beverages)		19,499	513,409
Kroger Co. / The (Consumer Staples Distribution & Retail)		79,801	5,774,400
Mondelez International, Inc. Class A (Food Products)		6,061	349,356
Monster Beverage Corp. (Beverages)	(a)	36,145	2,619,067
PepsiCo, Inc. (Beverages)		22,446	3,485,639
Philip Morris International, Inc. (Tobacco)		29,991	4,958,712
Procter & Gamble Co. / The (Household Products)		14,560	2,103,046
Sysco Corp. (Consumer Staples Distribution & Retail)		35,948	2,564,171
Tyson Foods, Inc. Class A (Food Products)		13,770	882,244
Walmart, Inc. (Consumer Staples Distribution & Retail)		25,367	3,152,611
			53,210,033
Energy–2.2%
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		33,164	1,165,383
Common Stocks (Continued)		Shares	Value
Energy (continued)
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,266	$2,640,716
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		11,309	1,241,502
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		13,913	2,360,480
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		18,912	634,119
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,849	695,669
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		33,402	2,430,997
			11,168,866
Financials–7.5%
Allstate Corp. / The (Insurance)		13,769	2,854,865
American International Group, Inc. (Insurance)		27,185	2,045,671
Aon PLC Class A (Insurance)		10,171	3,282,995
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,609	3,167,033
CBOE Global Markets, Inc. (Capital Markets)		9,098	2,557,175
Chubb Ltd. (Insurance)		12,913	4,208,734
CME Group, Inc. (Capital Markets)		9,669	2,855,739
Hartford Insurance Group, Inc. / The (Insurance)		6,034	815,978
Jack Henry & Associates, Inc. (Financial Services)		7,164	1,132,199
JPMorgan Chase & Co. (Banks)		8,555	2,516,539
Loews Corp. (Insurance)		17,009	1,815,541
Progressive Corp. / The (Insurance)		10,809	2,142,776
Travelers Cos., Inc. / The (Insurance)		16,709	4,873,681
W. R. Berkley Corp. (Insurance)		22,126	1,466,511
Willis Towers Watson PLC (Insurance)		10,186	2,961,070
			38,696,507
Health Care–12.5%
Abbott Laboratories (Health Care Equip. & Supplies)		44,953	4,615,325
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	21,107	1,324,464
Bristol-Myers Squibb Co. (Pharmaceuticals)		37,813	2,293,358
Cardinal Health, Inc. (Health Care Providers & Svs.)		21,364	4,514,427
Cencora, Inc. (Health Care Providers & Svs.)		17,619	5,534,833
CVS Health Corp. (Health Care Providers & Svs.)		12,784	918,147
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	30,185	2,417,215
Elevance Health, Inc. (Health Care Providers & Svs.)		5,939	1,738,642
Eli Lilly & Co. (Pharmaceuticals)		3,775	3,472,132
Gilead Sciences, Inc. (Biotechnology)		34,704	4,836,696
HCA Healthcare, Inc. (Health Care Providers & Svs.)		9,953	4,710,158
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	20,491	1,548,915
Incyte Corp. (Biotechnology)	(a)	29,254	2,753,386
Insulet Corp. (Health Care Equip. & Supplies)	(a)	5,678	1,191,472
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,726	1,256,659
Johnson & Johnson (Pharmaceuticals)		10,953	2,677,351
McKesson Corp. (Health Care Providers & Svs.)		5,890	5,096,970
Medtronic PLC (Health Care Equip. & Supplies)		7,084	613,829
Merck & Co., Inc. (Pharmaceuticals)		6,841	822,904
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,596	1,880,624
Regeneron Pharmaceuticals, Inc. (Biotechnology)		855	660,607
ResMed, Inc. (Health Care Equip. & Supplies)		2,327	522,365
STERIS PLC (Health Care Equip. & Supplies)		3,642	805,355
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		14,856	4,019,885
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		4,754	850,823
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,722	2,555,102
Zoetis, Inc. (Pharmaceuticals)		7,173	847,920
			64,479,564

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
March 31, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials–6.6%
3M Co. (Industrial Conglomerates)		10,455	$1,518,380
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,701	614,625
EMCOR Group, Inc. (Construction & Engineering)		841	620,919
FedEx Corp. (Air Freight & Logistics)		5,786	2,060,858
GE Vernova, Inc. (Electrical Equip.)		2,396	2,091,468
General Dynamics Corp. (Aerospace & Defense)		6,371	2,186,655
Howmet Aerospace, Inc. (Aerospace & Defense)		6,312	1,454,664
L3Harris Technologies, Inc. (Aerospace & Defense)		7,989	2,757,403
Leidos Holdings, Inc. (Professional Svs.)		3,331	518,037
Lockheed Martin Corp. (Aerospace & Defense)		8,195	4,952,976
Masco Corp. (Building Products)		11,366	686,165
Northrop Grumman Corp. (Aerospace & Defense)		7,707	5,258,024
Republic Services, Inc. (Commercial Svs. & Supplies)		8,786	1,924,310
Rollins, Inc. (Commercial Svs. & Supplies)		29,806	1,591,938
RTX Corp. (Aerospace & Defense)		10,977	2,117,463
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,911	778,284
Veralto Corp. (Commercial Svs. & Supplies)		21,061	1,862,214
Waste Management, Inc. (Commercial Svs. & Supplies)		5,118	1,176,065
			34,170,448
Information Technology–27.6%
Adobe, Inc. (Software)	(a)	12,510	3,040,931
Akamai Technologies, Inc. (IT Svs.)	(a)	12,914	1,483,173
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		7,637	964,935
Apple, Inc. (Tech. Hardware, Storage & Periph.)		115,726	29,370,101
Applied Materials, Inc. (Semiconductors & Equip.)		115	39,306
Autodesk, Inc. (Software)	(a)	4,214	1,008,832
Broadcom, Inc. (Semiconductors & Equip.)		29,967	9,275,086
Cisco Systems, Inc. (Communications Equip.)		66,612	5,168,425
Corning, Inc. (Electronic Equip., Instr. & Comp.)		5,764	783,731
Fortinet, Inc. (Software)	(a)	23,316	1,905,383
Gen Digital, Inc. (Software)		46,475	875,124
GoDaddy, Inc. Class A (IT Svs.)	(a)	13,390	1,106,951
International Business Machines Corp. (IT Svs.)		13,887	3,366,070
Intuit, Inc. (Software)		3,826	1,654,286
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,181	2,027,699
Lam Research Corp. (Semiconductors & Equip.)		1,537	328,395
Micron Technology, Inc. (Semiconductors & Equip.)		7,726	2,610,152
Microsoft Corp. (Software)		61,175	22,645,150
Motorola Solutions, Inc. (Communications Equip.)		9,424	4,089,733
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,635	679,358
NVIDIA Corp. (Semiconductors & Equip.)		207,929	36,262,818
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Oracle Corp. (Software)		17,629	$2,593,402
Palantir Technologies, Inc. Class A (Software)	(a)	32,693	4,782,332
Palo Alto Networks, Inc. (Software)	(a)	4,580	734,266
Roper Technologies, Inc. (Software)		981	347,137
Salesforce, Inc. (Software)		6,364	1,187,968
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		2,192	858,738
ServiceNow, Inc. (Software)	(a)	469	49,034
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		2,671	558,292
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	274	165,773
Tyler Technologies, Inc. (Software)	(a)	1,121	383,808
VeriSign, Inc. (IT Svs.)		8,222	2,042,016
			142,388,405
Materials–1.4%
CF Industries Holdings, Inc. (Chemicals)		19,985	2,594,853
Corteva, Inc. (Chemicals)		4,086	342,039
Newmont Corp. (Metals & Mining)		41,289	4,469,534
			7,406,426
Real Estate–3.9%
American Tower Corp. (Specialized REITs)		14,564	2,513,455
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	17,346	2,349,689
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		31,208	597,945
Invitation Homes, Inc. (Residential REITs)		7,369	183,120
Realty Income Corp. (Retail REITs)		14,153	865,881
Regency Centers Corp. (Retail REITs)		502	37,981
SBA Communications Corp. (Specialized REITs)		8,588	1,478,081
Ventas, Inc. (Health Care REITs)		60,785	4,970,997
VICI Properties, Inc. (Specialized REITs)		88,232	2,410,498
Welltower, Inc. (Health Care REITs)		23,802	4,705,894
			20,113,541
Utilities–7.6%
Ameren Corp. (Multi-Utilities)		7,836	861,333
American Electric Power Co., Inc. (Electric Utilities)		38,479	5,043,827
American Water Works Co., Inc. (Water Utilities)		5,889	801,434
Atmos Energy Corp. (Gas Utilities)		17,963	3,318,125
CenterPoint Energy, Inc. (Multi-Utilities)		31,742	1,369,985
Consolidated Edison, Inc. (Multi-Utilities)		53,439	6,048,226
Duke Energy Corp. (Electric Utilities)		43,138	5,648,490
Evergy, Inc. (Electric Utilities)		1,115	91,341
Exelon Corp. (Electric Utilities)		56,337	2,761,640
FirstEnergy Corp. (Electric Utilities)		46,863	2,374,080
NiSource, Inc. (Multi-Utilities)		11,802	550,681
PG&E Corp. (Electric Utilities)		149,167	2,620,864
Southern Co. / The (Electric Utilities)		47,449	4,579,777
Vistra Corp. (Ind. Power & Renewable Elec.)		14,687	2,207,897
WEC Energy Group, Inc. (Multi-Utilities)		7,156	828,450
			39,106,150
Total Common Stocks (Cost $476,998,938)			$514,547,651
Total Investments – 99.6% (Cost $476,998,938)	(b)		$514,547,651
Other Assets in Excess of Liabilities – 0.4%			2,210,982
Net Assets – 100.0%			$516,758,633

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–7.1%
Alphabet, Inc. Class C (Interactive Media & Svs.)		11,254	$3,228,322
AT&T, Inc. (Diversified Telecom. Svs.)		59,651	1,729,283
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		3,420	1,956,685
Walt Disney Co. / The (Entertainment)		17,972	1,732,141
			8,646,431
Consumer Discretionary–8.0%
BorgWarner, Inc. (Automobile Components)		10,850	588,721
Dick's Sporting Goods, Inc. (Specialty Retail)		8,023	1,590,881
Genuine Parts Co. (Distributors)		5,686	601,294
Lowe's Cos., Inc. (Specialty Retail)		11,292	2,668,074
Pool Corp. (Distributors)		5,696	1,152,472
Ross Stores, Inc. (Specialty Retail)		7,337	1,589,414
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		10,542	1,639,070
			9,829,926
Consumer Staples–8.3%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		1,717	1,249,736
Philip Morris International, Inc. (Tobacco)		22,183	3,667,737
Target Corp. (Consumer Staples Distribution & Retail)		9,186	1,113,343
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	10,605	977,887
Walmart, Inc. (Consumer Staples Distribution & Retail)		25,152	3,125,891
			10,134,594
Energy–8.8%
APA Corp. (Oil, Gas & Consumable Fuels)		27,365	1,161,371
Cactus, Inc. Class A (Energy Equip. & Svs.)		15,399	729,451
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,319	3,169,501
ConocoPhillips (Oil, Gas & Consumable Fuels)		13,423	1,771,836
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,157	2,335,817
Phillips 66 (Oil, Gas & Consumable Fuels)		3,530	643,095
SLB Ltd. (Energy Equip. & Svs.)		19,212	987,305
			10,798,376
Financials–16.7%
Axis Capital Holdings Ltd. (Insurance)		11,791	1,195,725
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,030	4,806,376
Citigroup, Inc. (Banks)		15,035	1,705,120
East West Bancorp, Inc. (Banks)		8,782	937,566
Jack Henry & Associates, Inc. (Financial Services)		8,901	1,406,714
JPMorgan Chase & Co. (Banks)		14,413	4,239,728
Mastercard, Inc. Class A (Financial Services)		3,489	1,743,314
Progressive Corp. / The (Insurance)		5,696	1,129,175
Raymond James Financial, Inc. (Capital Markets)		6,790	983,124
S&P Global, Inc. (Capital Markets)		1,277	543,159
Wells Fargo & Co. (Banks)		21,263	1,692,748
			20,382,749
Health Care–19.1%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		16,158	1,841,689
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	4,842	830,064
Cencora, Inc. (Health Care Providers & Svs.)		2,923	918,231
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	8,680	1,497,300
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		18,137	1,290,992
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Gilead Sciences, Inc. (Biotechnology)		13,229	$1,843,726
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,228	1,054,379
Johnson & Johnson (Pharmaceuticals)		21,988	5,374,747
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,280	1,818,694
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,920	2,256,109
ResMed, Inc. (Health Care Equip. & Supplies)		5,778	1,297,045
United Therapeutics Corp. (Biotechnology)	(a)	1,888	1,119,546
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,334	2,255,097
			23,397,619
Industrials–18.1%
Allegion PLC (Building Products)		5,622	816,820
Allison Transmission Holdings, Inc. (Machinery)		8,014	938,119
CSX Corp. (Ground Transportation)		32,146	1,319,593
Curtiss-Wright Corp. (Aerospace & Defense)		1,109	755,362
Generac Holdings, Inc. (Electrical Equip.)	(a)	4,332	846,170
ITT, Inc. (Machinery)		7,970	1,518,524
J.B. Hunt Transport Services, Inc. (Ground Transportation)		4,804	1,017,968
Landstar System, Inc. (Ground Transportation)		10,044	1,610,154
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		10,290	949,458
nVent Electric PLC (Electrical Equip.)		5,353	633,153
Otis Worldwide Corp. (Machinery)		9,655	744,207
Owens Corning (Building Products)		9,920	1,073,542
PACCAR, Inc. (Machinery)		15,571	1,798,451
Paycom Software, Inc. (Professional Svs.)		4,793	582,541
RTX Corp. (Aerospace & Defense)		23,882	4,606,838
Veralto Corp. (Commercial Svs. & Supplies)		18,627	1,646,999
Westinghouse Air Brake Technologies Corp. (Machinery)		5,409	1,351,763
			22,209,662
Information Technology–9.3%
Cisco Systems, Inc. (Communications Equip.)		38,542	2,990,474
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	6,947	454,751
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		11,063	1,132,741
Salesforce, Inc. (Software)		3,400	634,678
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		7,152	2,417,018
Texas Instruments, Inc. (Semiconductors & Equip.)		13,275	2,577,208
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	5,457	1,140,949
			11,347,819
Materials–1.8%
CF Industries Holdings, Inc. (Chemicals)		3,966	514,945
Freeport-McMoRan, Inc. (Metals & Mining)		6,532	383,951
Steel Dynamics, Inc. (Metals & Mining)		7,409	1,333,620
			2,232,516
Real Estate–1.8%
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	3,913	1,190,804
Public Storage (Specialized REITs)		3,596	974,085
			2,164,889
Total Common Stocks (Cost $101,956,780)			$121,144,581
Total Investments – 99.0% (Cost $101,956,780)	(b)		$121,144,581
Other Assets in Excess of Liabilities – 1.0%			1,230,129
Net Assets – 100.0%			$122,374,710

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Exchange Traded Funds–99.3%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$18,469,760
iShares AAA CLO Active ETF		27,000	1,399,545
iShares Core MSCI EAFE ETF		217,905	19,726,939
iShares Core MSCI Emerging Markets ETF		105,402	7,351,789
iShares Core S&P 500 ETF		185,678	121,286,726
iShares Core S&P Mid-Cap ETF		205,000	13,843,650
iShares Core S&P Total U.S. Stock Market ETF		34,000	4,842,620
iShares Core U.S. Aggregate Bond ETF		1,865,199	185,158,305
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,173,060
iShares MSCI EAFE ETF		69,613	6,761,511
iShares Russell 1000 ETF		23,153	8,255,434
State Street SPDR Portfolio S&P 500 Value ETF		220,000	12,447,600
Vanguard S&P 500 ETF		38,000	22,706,900
Vanguard Total Stock Market ETF		55,000	17,644,550
Total Exchange Traded Funds (Cost $400,946,291)			$467,068,389
Total Investments – 99.3% (Cost $400,946,291)	(a)		$467,068,389
Other Assets in Excess of Liabilities – 0.7%	(b)		3,232,088
Net Assets – 100.0%			$470,300,477

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $1,035,143 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	137	June 18, 2026	$15,513,362	$15,213,422	$(299,940)	$32,109
MSCI EAFE Index - Long	18	June 19, 2026	2,658,730	2,610,990	(47,740)	81,990
MSCI Emerging Markets Index - Long	168	June 19, 2026	12,693,613	12,218,640	(474,973)	441,000
Total Futures Contracts			$30,865,705	$30,043,052	$(822,653)	$555,099
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Exchange Traded Funds–99.7%		Shares	Value
Invesco QQQ Trust Series 1 ETF		46,000	$26,550,280
iShares Core MSCI EAFE ETF		264,694	23,962,748
iShares Core MSCI Emerging Markets ETF		176,946	12,341,983
iShares Core S&P 500 ETF		499,352	326,181,720
iShares Core S&P Total U.S. Stock Market ETF		428,000	60,960,040
iShares Core U.S. Aggregate Bond ETF		3,299,067	327,498,381
iShares MSCI EAFE ETF		24,921	2,420,577
iShares Russell 1000 ETF		46,454	16,563,638
State Street SPDR Portfolio S&P 500 Value ETF		257,000	14,541,060
Vanguard S&P 500 ETF		325,800	194,681,790
Vanguard S&P 500 Value ETF		7,000	1,426,530
Vanguard Total Bond Market ETF		1,100,000	81,004,000
Vanguard Total Stock Market ETF		193,923	62,212,438
Total Exchange Traded Funds (Cost $1,112,353,182)			$1,150,345,185
Total Investments – 99.7% (Cost $1,112,353,182)	(a)		$1,150,345,185
Other Assets in Excess of Liabilities – 0.3%	(b)		3,251,366
Net Assets – 100.0%			$1,153,596,551

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $1,954,603 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	55	June 18, 2026	$18,578,794	$18,069,563	$(509,231)	$501,875
MSCI EAFE Index - Long	32	June 19, 2026	4,726,631	4,641,760	(84,871)	145,760
MSCI Emerging Markets Index - Long	73	June 19, 2026	5,515,677	5,309,290	(206,387)	191,625
Total Futures Contracts			$28,821,102	$28,020,613	$(800,489)	$839,260
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

Exchange Traded Funds–98.9%		Shares	Value
Invesco QQQ Trust Series 1 ETF		51,000	$29,436,180
iShares Core MSCI EAFE ETF		296,899	26,878,266
iShares Core MSCI Emerging Markets ETF		83,134	5,798,597
iShares Core S&P 500 ETF		224,120	146,397,425
iShares Core S&P Mid-Cap ETF		250,000	16,882,500
iShares Core S&P Total U.S. Stock Market ETF		69,000	9,827,670
iShares Core U.S. Aggregate Bond ETF		756,640	75,111,653
iShares MSCI EAFE ETF		93,897	9,120,216
iShares Russell 1000 ETF		31,834	11,350,731
State Street SPDR Portfolio S&P 500 Value ETF		235,000	13,296,300
Vanguard S&P 500 ETF		26,000	15,536,300
Vanguard S&P 500 Value ETF		7,000	1,426,530
Vanguard Total Stock Market ETF		75,000	24,060,750
Total Exchange Traded Funds (Cost $288,898,452)			$385,123,118
Total Investments – 98.9% (Cost $288,898,452)	(a)		$385,123,118
Other Assets in Excess of Liabilities – 1.1%	(b)		4,363,185
Net Assets – 100.0%			$389,486,303

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $1,959,708 of cash pledged as collateral for the futures contracts outstanding at March 31, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	June 18, 2026	$23,983,534	$23,326,163	$(657,371)	$647,875
MSCI EAFE Index - Long	4	June 19, 2026	590,829	580,220	(10,609)	18,220
MSCI Emerging Markets Index - Long	9	June 19, 2026	680,015	654,570	(25,445)	23,625
Total Futures Contracts			$25,254,378	$24,560,953	$(693,425)	$689,720
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2026 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	40,341	$1,550,304
DFA International Core Equity Portfolio Institutional	223,474	4,652,720
PIMCO Low Duration Institutional	2,010,933	18,641,345
PIMCO Total Return Institutional	3,023,454	26,424,987
Vanguard International Growth Fund Admiral Class	14,316	1,548,173
Total Open-End Mutual Funds		$52,817,529
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $52,528,922)		$52,817,529
Total Investments in Affiliates – 66.0% (Cost $96,274,362) (see schedule below)		102,179,436
Liabilities in Excess of Other Assets – (0.1)%		(93,763)
Net Assets – 100.0%		$154,903,202

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2026	Value at March 31, 2026
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,654,491	$69,747	$198,195	$57,403	$(35,273)	44,488	$1,548,173
AVIP AB Relative Value Portfolio	(a)	1,654,491	7,975	163,887	37,384	12,210	121,616	1,548,173
AVIP AB Small Cap Portfolio	(a)	1,654,491	91,436	211,122	62,195	(48,827)	104,254	1,548,173
AVIP BlackRock Advantage International Equity Portfolio	(a)	6,617,964	222,454	716,549	228,171	(159,347)	300,762	6,192,693
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,308,982	49,152	141,489	48,878	(169,176)	81,333	3,096,347
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	4,963,473	16,863	498,876	130,083	32,977	219,703	4,644,520
AVIP Bond Portfolio	(a)	16,544,911	23,340	1,020,706	(115,518)	49,706	893,865	15,481,733
AVIP Core Plus Bond Portfolio	(a)	24,817,366	58,565	1,664,755	(145,607)	157,030	2,532,454	23,222,599
AVIP High Income Bond Portfolio	(a)	9,926,947	51,694	678,364	(21,625)	10,388	476,605	9,289,040
AVIP Nasdaq-100® Index Portfolio	(a)	1,654,491	61,554	72,699	22,033	(117,206)	93,151	1,548,173
AVIP S&P 500® Index Portfolio	(a)	23,162,875	327,641	834,425	163,226	(1,144,891)	499,066	21,674,426
AVIP S&P MidCap 400® Index Portfolio	(a)	13,235,929	559,939	1,782,781	257,335	114,964	574,461	12,385,386
Total Open-End Mutual Funds					$723,958	$(1,297,445)		$102,179,436

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2026 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	336,927	$12,948,097
DFA International Core Equity Portfolio Institutional	1,555,376	32,382,924
PIMCO Low Duration Institutional	5,598,523	51,898,309
PIMCO Total Return Institutional	8,912,574	77,895,901
Vanguard International Growth Fund Admiral Class	119,568	12,930,138
Total Open-End Mutual Funds		$188,055,369
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $177,562,607)		$188,055,369
Total Investments in Affiliates – 70.9% (Cost $415,459,882) (see schedule below)		459,019,901
Liabilities in Excess of Other Assets – 0.0%		(265,280)
Net Assets – 100.0%		$646,809,990

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2026	Value at March 31, 2026
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$6,783,395	$100,829	$499,727	$143,566	$(62,994)	185,778	$6,465,069
AVIP AB Relative Value Portfolio	(a)	27,133,582	10,785	2,077,124	356,289	436,744	2,031,444	25,860,276
AVIP AB Small Cap Portfolio	(a)	6,783,395	155,555	515,945	150,013	(107,949)	435,358	6,465,069
AVIP BlackRock Advantage International Equity Portfolio	(a)	47,483,768	1,311,179	3,975,338	1,707,532	(1,271,658)	2,197,935	45,255,483
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	13,566,791	228,832	353,258	(8,234)	(503,993)	339,641	12,930,138
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,783,395	428,289	136,241	32,331	(642,705)	751,752	6,465,069
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	27,133,582	1,852	2,154,023	(118,788)	997,653	1,223,287	25,860,276
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,566,791	665,706	963,686	310,214	(648,887)	493,894	12,930,138
AVIP Bond Portfolio	(a)	47,483,768	138,401	2,158,996	(255,962)	48,272	2,612,903	45,255,483
AVIP Core Plus Bond Portfolio	(a)	67,833,954	322,663	3,521,933	(300,558)	316,564	7,050,239	64,650,690
AVIP High Income Bond Portfolio	(a)	27,133,582	63,738	1,296,877	74,571	(114,738)	1,326,848	25,860,276
AVIP Nasdaq-100® Index Portfolio	(a)	6,783,395	286,097	202,395	44,184	(446,212)	388,993	6,465,069
AVIP S&P 500® Index Portfolio	(a)	108,534,327	1,915,369	2,250,136	540,211	(5,298,666)	2,381,789	103,441,105
AVIP S&P MidCap 400® Index Portfolio	(a)	74,617,350	1,031,798	6,522,699	(167,416)	2,156,727	3,298,505	71,115,760
Total Open-End Mutual Funds					$2,507,953	$(5,141,842)		$459,019,901

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2026 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	682,174	$26,215,958
DFA International Core Equity Portfolio Institutional	4,408,848	91,792,207
PIMCO Low Duration Institutional	4,250,739	39,404,345
PIMCO Total Return Institutional	10,526,469	92,001,340
Vanguard International Growth Fund Admiral Class	242,086	26,179,214
Total Open-End Mutual Funds		$275,593,064
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $240,506,240)		$275,593,064
Total Investments in Affiliates – 78.9% (Cost $914,522,429) (see schedule below)		1,034,078,954
Liabilities in Excess of Other Assets – 0.0%		(493,842)
Net Assets – 100.0%		$1,309,178,176

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2026	Value at March 31, 2026
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$13,738,620	$75,148	$882,828	$100,781	$57,886	376,138	$13,089,607
AVIP AB Relative Value Portfolio	(a)	68,693,098	—	5,248,715	896,918	1,106,734	5,141,244	65,448,035
AVIP AB Small Cap Portfolio	(a)	27,477,239	483,897	1,937,098	553,789	(398,613)	1,762,910	26,179,214
AVIP BlackRock Advantage International Equity Portfolio	(a)	109,908,957	1,720,524	7,879,331	2,589,742	(1,623,036)	5,085,811	104,716,856
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	54,954,479	777,104	1,273,723	302,831	(2,402,263)	1,375,320	52,358,428
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,477,239	1,865,013	673,881	154,338	(2,643,495)	3,044,095	26,179,214
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	82,431,718	1	6,560,216	(366,247)	3,032,386	3,715,120	78,537,642
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,215,859	1,500,881	2,384,830	764,848	(1,827,937)	1,499,955	39,268,821
AVIP Bond Portfolio	(a)	68,693,098	659,070	3,597,703	(355,034)	48,604	3,778,755	65,448,035
AVIP Core Plus Bond Portfolio	(a)	96,170,338	1,099,840	5,661,697	(489,377)	508,145	9,992,066	91,627,249
AVIP High Income Bond Portfolio	(a)	27,477,239	331,105	1,586,529	23,303	(65,904)	1,343,213	26,179,214
AVIP Nasdaq-100® Index Portfolio	(a)	27,477,239	1,142,597	795,098	164,325	(1,809,849)	1,575,163	26,179,214
AVIP S&P 500® Index Portfolio	(a)	261,033,774	3,972,621	4,723,922	1,745,942	(13,325,881)	5,726,515	248,702,534
AVIP S&P MidCap 400® Index Portfolio	(a)	178,602,056	856,118	14,032,891	5,293,350	(553,742)	7,892,620	170,164,891
Total Open-End Mutual Funds					$11,379,509	$(19,896,965)		$1,034,078,954

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2026 (Unaudited)

Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	257,668	$9,902,205
DFA International Core Equity Portfolio Institutional	1,427,396	29,718,384
PIMCO Low Duration Institutional	356,801	3,307,543
PIMCO Total Return Institutional	757,350	6,619,236
Vanguard International Growth Fund Admiral Class	60,960	6,592,221
Total Open-End Mutual Funds		$56,139,589
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $44,818,526)		$56,139,589
Total Investments in Affiliates – 83.0% (Cost $236,989,172) (see schedule below)		273,577,169
Liabilities in Excess of Other Assets – 0.0%		(152,753)
Net Assets – 100.0%		$329,564,005

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2026	Value at March 31, 2026
Open-End Mutual Funds – 83.0%
AVIP AB Mid Cap Core Portfolio	(a)	$3,398,157	$7,147	$145,382	$(93,494)	$129,683	94,716	$3,296,111
AVIP AB Relative Value Portfolio	(a)	20,388,940	284	1,201,641	267,636	321,444	1,553,548	19,776,663
AVIP AB Small Cap Portfolio	(a)	10,194,470	153,222	506,869	143,485	(95,977)	665,881	9,888,331
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,379,724	609,000	2,036,207	684,040	(379,342)	1,760,914	36,257,215
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,388,940	611,459	425,046	(70,165)	(728,525)	519,482	19,776,663
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,796,313	577,463	156,083	29,398	(654,870)	766,537	6,592,221
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,787,097	—	1,478,014	(82,310)	846,000	1,091,427	23,072,773
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,592,627	468,767	505,083	35,642	(407,511)	503,607	13,184,442
AVIP Bond Portfolio	(a)	6,796,313	159,282	331,274	16,749	(48,849)	380,613	6,592,221
AVIP Core Plus Bond Portfolio	(a)	10,194,470	249,212	555,898	(10,114)	10,661	1,078,335	9,888,331
AVIP High Income Bond Portfolio	(a)	3,398,157	100,457	196,677	7,241	(13,068)	169,118	3,296,110
AVIP Nasdaq-100® Index Portfolio	(a)	10,194,470	576,632	259,546	53,287	(676,511)	594,966	9,888,332
AVIP S&P 500® Index Portfolio	(a)	64,564,977	2,080,001	1,084,870	343,278	(3,277,287)	1,442,001	62,626,099
AVIP S&P MidCap 400® Index Portfolio	(a)	50,972,350	113,113	2,961,981	955,941	362,234	2,293,212	49,441,657
Total Open-End Mutual Funds					$2,280,614	$(4,611,918)		$273,577,169

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments
March 31, 2026 (Unaudited)
(1)Organization
AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”).
The AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio are collectively referred to as the "AVIP Constellation Managed Risk Portfolios". The AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio are collectively referred to as the "AVIP Model Portfolios". Each of the AVIP Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, is a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow each of those Portfolios to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.
Details regarding Portfolio-specific objectives, policies, and investment strategies are provided in the Portfolios' Prospectuses and Statements of Additional Information.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio and  AVIP S&P 500® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStar Life Insurance Company ("ALIC") and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.  In a meeting on August 28, 2025, the Board designated two share classes for certain Portfolios.  The Board authorized shares to be allocated to specific Portfolios of the Fund as follows:
Class I:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	25,000,000	AVIP BlackRock Advantage Large Cap Growth	62,000,000
AVIP BlackRock Balanced Allocation	15,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Core Plus Bond	95,000,000
AVIP Fidelity Institutional AM® Equity Growth	19,000,000	AVIP Intech U.S. Low Volatility	65,000,000
AVIP AB Small Cap	27,000,000	AVIP AB Relative Value	16,000,000
AVIP AB Mid Cap Core	5,000,000	AVIP Constellation Managed Risk Balanced	83,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	140,000,000
AVIP BlackRock Advantage Large Cap Value	14,000,000	AVIP Constellation Managed Risk Growth	50,000,000
AVIP High Income Bond	10,000,000	AVIP Moderately Conservative Model	26,000,000
AVIP Nasdaq-100® Index	21,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	12,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	8,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	37,000,000
Class II:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	10,000,000	AVIP Nasdaq-100® Index	10,000,000
AVIP BlackRock Balanced Allocation	10,000,000	AVIP BlackRock Advantage Large Cap Core	10,000,000
AVIP BlackRock Advantage International Equity	10,000,000	AVIP BlackRock Advantage Small Cap Growth	10,000,000

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Fidelity Institutional AM® Equity Growth	10,000,000	AVIP S&P MidCap 400® Index	10,000,000
AVIP AB Small Cap	10,000,000	AVIP BlackRock Advantage Large Cap Growth	10,000,000
AVIP AB Mid Cap Core	10,000,000	AVIP Constellation Dynamic Risk Balanced	20,000,000
AVIP S&P 500® Index	30,000,000	AVIP Core Plus Bond	10,000,000
AVIP BlackRock Advantage Large Cap Value	10,000,000	AVIP Intech U.S. Low Volatility	10,000,000
AVIP High Income Bond	10,000,000	AVIP AB Relative Value	10,000,000
While the Class II shares are authorized, there were no shares issued or outstanding through March 31, 2026.  As such, all financial statements and corresponding notes to the financial statements are reflective of Class I shares only.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation and Fair Value Measurement
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If an underlying equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Swap contracts are valued on the basis of evaluations as of 4:00 pm Eastern Time that are provided by an approved independent pricing source.  Evaluations are based on methodologies that consider market observable inputs such as interest rates, payment frequencies, and maturities.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the Options Price Reporting Authority ("OPRA"). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2026:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$199,426,242	$—
	Asset-Backed Securities***	—	45,260,658	—
	Preferred Securities***	—	4,395,230	—
	U.S. Treasury Obligations	—	1,463,203	—
		$ —	$250,545,333	$ —
	Long Futures Contracts	$(557,748)	$—	$—
AVIP BlackRock Balanced Allocation	Common Stocks***	$241,859,783	$—	$—
	Corporate Bonds***	—	83,626,255	—
	Asset-Backed Securities***	—	2,975,427	—
	Preferred Securities***	—	2,600,967	—
		$241,859,783	$89,202,649	$ —
	Long Futures Contracts	$(190,116)	$—	$—
	Short Futures Contracts	$108,564	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$322,509,651	$—
	Long Futures Contracts	$(76,789)	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$204,789,378	$11,374,176	$—
	Rights***	—	183	—
		$204,789,378	$11,374,359	$ —
AVIP AB Small Cap	Common Stocks***	$267,579,734	$—	$—
	Exchange Traded Funds	1,156,953	—	—
		$268,736,687	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$97,904,381	$—	$—
	Exchange Traded Funds	104,231	—	—
		$98,008,612	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,091,264,923	$—	$—
	U.S. Treasury Obligations	—	469,947	—
		$1,091,264,923	$469,947	$ —
	Long Futures Contracts	$(59,531)	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$179,953,323	$—	$—
	Long Futures Contracts	$(38,658)	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP High Income Bond	Corporate Bonds***	$—	$110,658,619	$—
	Preferred Securities***	—	3,140,087	—
	Common Stocks***	—	—	14,450
		$ —	$113,798,706	$14,450
AVIP Nasdaq-100® Index	Common Stocks***	$237,374,545	$—	$—
	U.S. Treasury Obligations	—	112,509	—
		$237,374,545	$112,509	$ —
	Long Futures Contracts	$(28,151)	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$301,162,410	$—	$—
	Long Futures Contracts	$(63,337)	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$120,338,763	$—	$—
	Rights***	—	11,608	—
		$120,338,763	$11,608	$ —
	Long Futures Contracts	$(9,025)	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$503,449,449	$—	$—
	U.S. Treasury Obligations	—	204,108	—
		$503,449,449	$204,108	$ —
	Long Futures Contracts	$12,726	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$408,149,497	$—	$—
	Long Futures Contracts	$(207,578)	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$1,010,157,645	$—	$—
	Asset-Backed Securities***	—	163,533,724	—
	Corporate Bonds***	—	130,433,902	—
	U.S. Treasury Obligations	—	108,425,385	—
	Preferred Securities***	—	9,028,301	—
	Rights***	—	4,444	—
		$1,010,157,645	$411,425,756	$ —
	Long Futures Contracts	$(3,343,826)	$—	$—
	Short Futures Contracts	$632,364	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Core Plus Bond	Corporate Bonds***	$—	$179,507,165	$—
	U.S. Treasury Obligations	—	106,642,976	—
	Asset-Backed / Mortgage-Backed Securities***	—	101,029,664	—
	U.S. Government Agency Mortgage-Backed Securities	—	100,956,015	—
	Preferred Securities***	—	3,996,486	—
	Sovereign Debt Issues	—	1,387,998	—
	Common Stocks***	—	—	3,098
		$ —	$493,520,304	$3,098
	Long Futures Contracts	$(1,283,569)	$—	$—
	Short Futures Contracts	$381,134	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$514,547,651	$—	$—
AVIP AB Relative Value	Common Stocks***	$121,144,581	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$467,068,389	$—	$—
	Long Futures Contracts	$(822,653)	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$1,150,345,185	$—	$—
	Long Futures Contracts	$(800,489)	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$385,123,118	$—	$—
	Long Futures Contracts	$(693,425)	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$154,996,965	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$647,075,270	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,309,672,018	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$329,716,758	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Level 3 investments held during and at the end of the period ended March 31, 2026, in relation to net assets of the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio, were not significant (0.0% and 0.0% of total net assets, respectively) and accordingly, a reconciliation of level 3 assets for the period ended March 31, 2026 is not presented. The valuation technique usedto value the Level 3 securities in the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio at March 31, 2026 was fair valuation pursuant to procedures approved by the Board.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate the portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These amortization/accretion adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values. The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate. Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include swaps, options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Swap Contracts
Swap contracts are bilaterally negotiated agreements between a party and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap contracts may be either executed and centrally cleared with a centralized Derivatives Clearing Organization or privately negotiated in the OTC market.  Certain Portfolios may engage in swap contracts to manage their respective exposure to various asset types or other market inputs such as interest rates.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
Entering into swap contracts involves varying degrees of interest, credit, market, and documentation risk in excess of the unrealized gain or loss recorded by a Portfolio. Such risks include that there may be no liquid market, that the counterparty to the contracts may default on an obligation to perform or otherwise disagree as to the meaning of contractual terms in the agreement, or that there may be unfavorable changes in underlying terms, indices, or securities that severely impact the valuation of the swap contract.  In connection with the terms of these contracts, a Portfolio’s securities or cash may be identified as collateral or margin to provide assets of value and recourse in the event of default.
Swap contracts are marked-to-market daily, and the change in value is recorded as a change in unrealized appreciation (depreciation). Premiums paid or received at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors, as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap contract is recorded as a realized gain or loss. Net periodic payments received or paid are included in the calculation of realized gain or loss.
Credit default swap contracts involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a party will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a party will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.
A credit event is defined by the terms of each swap contract and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  If a party is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap contract, the party will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Either as a seller of protection or a buyer of protection of a credit default swap contract, a party’s maximum risk of loss from counterparty risk is the fair value of the contract. The maximum potential amount a party could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap contract. The potential amounts of loss realized as a seller would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the contract or net amounts received from the settlement of buy protection credit default swap contracts entered into for the same referenced entity or entities.
A Portfolio may engage in credit default swap contracts on credit indices (“CDX”). A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices, and resulting values for credit default swap contracts on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of underlying indices may change periodically.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.  Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices.  A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified

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AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)
financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2026 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the AVIP Constellation Dynamic Risk Balanced, AVIP Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2026.  Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2026.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2026 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$361,698	$68,698,452	$45,866,422	$25,848,199	$31,254,646	$13,467,169
Depreciation	(11,496,759)	(13,942,064)	(21,003,666)	(17,640,675)	(24,606,537)	(9,429,513)
Net unrealized appreciation (depreciation)	$(11,135,061)	$54,756,388	$24,862,756	$8,207,524	$6,648,109	$4,037,656
Aggregate cost of investments:	$261,122,647	$276,224,492	$297,566,614	$207,956,213	$262,088,578	$93,970,956

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AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2026 (Unaudited)

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$543,953,009	$35,142,675	$702,439	$96,811,283	$87,425,023	$21,662,407
Depreciation	(38,219,908)	(9,291,912)	(2,655,498)	(9,930,718)	(10,851,747)	(13,948,779)
Net unrealized appreciation (depreciation)	$505,733,101	$25,850,763	$(1,953,059)	$86,880,565	$76,573,276	$7,713,628
Aggregate cost of investments:	$585,942,238	$154,063,902	$115,766,215	$150,578,338	$224,525,797	$112,627,718

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$107,954,792	$76,377,976	$46,808,843	$2,413,824	$58,131,892	$23,125,158
Depreciation	(50,088,344)	(16,737,065)	(16,247,346)	(28,988,664)	(22,838,023)	(4,546,171)
Net unrealized appreciation (depreciation)	$57,866,448	$59,640,911	$30,561,497	$(26,574,840)	$35,293,869	$18,578,987
Aggregate cost of investments:	$445,799,835	$348,301,008	$1,388,310,441	$519,195,807	$479,253,782	$102,565,594

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$66,126,152	$46,150,514	$96,224,666	$9,677,219	$60,463,211	$158,094,539
Depreciation	(7,133,772)	(9,575,560)	(2,348,708)	(3,483,538)	(6,410,430)	(3,451,190)
Net unrealized appreciation (depreciation)	$58,992,380	$36,574,954	$93,875,958	$6,193,681	$54,052,781	$154,643,349
Aggregate cost of investments:	$407,253,356	$1,112,969,742	$290,553,735	$148,803,284	$593,022,489	$1,155,028,669

AVIP Growth Model
Gross unrealized:
Appreciation	$47,947,646
Depreciation	(38,586)
Net unrealized appreciation	$47,909,060
Aggregate cost of investments:	$281,807,698